UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.5%
Consumer Staples Select Sector SPDR Fund	772,320	$34,461
Energy Select Sector SPDR Fund	345,880	34,623
Financial Select Sector SPDR Fund	1,529,460	34,780
Health Care Select Sector SPDR Fund	574,670	34,957
Industrial Select Sector SPDR Fund	634,720	34,313
iShares Barclays MBS Bond Fund	539,650	58,401
iShares Barclays Treasury Inflation Protected Securities Bond Fund	507,320	58,524
iShares Dow Jones U.S. Real Estate Index Fund	563,810	40,476
iShares iBoxx $ High Yield Corporate Bond Fund	610,300	58,101
iShares iBoxx $ Investment Grade Corporate Bond Fund	490,240	58,466
iShares MSCI Canada Index Fund	704,957	22,707
iShares MSCI Emerging Markets Index Fund	1,598,350	69,097
iShares MSCI Japan Index Fund	1,860,180	22,397
iShares MSCI Pacific Ex-Japan Index Fund	428,390	21,098
Materials Select Sector SPDR Fund	702,820	34,888
SPDR S&P 500® ETF Trust Series 1	207,820	40,674
Technology Select Sector SPDR Fund	914,820	35,083
Utilities Select Sector SPDR Fund	801,880	35,491
Vanguard FTSE Europe ETF	1,090,530	65,377

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $726,555)		793,914

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $726,555)		793,914

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	3,256,273	3,256

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,256)		3,256

TOTAL INVESTMENTS—99.9% (Identified Cost $729,811)		797,170	(1)
Other assets and liabilities, net—0.1%		1,074

NET ASSETS—100.0%		$798,244

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$793,914	$793,914
Short-Term Investments	3,256	3,256

Total Investments	$797,170	$797,170

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Staples—12.3%
Altria Group, Inc.	119,270	$5,002
Archer-Daniels-Midland Co.(The)	47,380	2,090
Avon Products, Inc.	35,860	524
Brown-Forman Corp. Class B	12,700	1,196
Campbell Soup Co.	15,320	702
Clorox Co. (The)	10,070	920
Coca-Cola Co. (The)	250,930	10,629
Coca-Cola Enterprises, Inc.	18,860	901
Colgate-Palmolive Co.	59,790	4,077
ConAgra Foods, Inc.	32,360	960
Constellation Brands, Inc. Class A(2)	16,890	1,489
Costco Wholesale Corp.	30,350	3,495
CVS Caremark Corp.	79,860	6,019
Dr. Pepper Snapple Group, Inc.	15,540	910
Estee Lauder Cos., Inc. (The) Class A	19,070	1,416
General Mills, Inc.	43,620	2,292
Hershey Co. (The)	11,450	1,115
Hormel Foods Corp.	12,730	628
J.M. Smucker Co. (The)	8,250	879
Kellogg Co.	19,210	1,262
Keurig Green Mountain, Inc.	8,460	1,054
Kimberly-Clark Corp.	26,360	2,932
Kraft Foods Group, Inc.	39,490	2,367
Kroger Co. (The)	38,380	1,897
Lorillard, Inc.	26,380	1,608
McCormick & Co., Inc.	10,590	758
Mead Johnson Nutrition Co.	14,750	1,374
Molson Coors Brewing Co. Class B	13,320	988
Mondelez International, Inc.	105,810	3,980
Monster Beverage Corp.(2)	10,440	742
PepsiCo, Inc.	57,740	5,159
Philip Morris International, Inc.	104,460	8,807
Procter & Gamble Co. (The)	179,700	14,123
Reynolds American, Inc.	22,950	1,385
Safeway, Inc.	21,250	730
SYSCO Corp.	42,590	1,595
Tyson Foods, Inc. Class A	24,030	902
Wal-Mart Stores, Inc.	106,960	8,030
Walgreen Co.	62,180	4,609
Whole Foods Market, Inc.	27,080	1,046

		110,592

	SHARES	VALUE
Energy—12.3%
Anadarko Petroleum Corp.	32,790	$3,589
Apache Corp.	24,820	2,497
Baker Hughes, Inc.	32,180	2,396
Cabot Oil & Gas Corp.	50,440	1,722
Cameron International Corp.(2)	18,280	1,238
Chesapeake Energy Corp.	37,800	1,175
Chevron Corp.	107,650	14,054
Cimarex Energy Co.	4,890	701
ConocoPhillips	50,600	4,338
CONSOL Energy, Inc.	20,480	943
Denbury Resources, Inc.	39,580	731
Devon Energy Corp.	24,680	1,960
Diamond Offshore Drilling, Inc.(3)	6,310	313
Ensco plc Class A	13,000	722
EOG Resources, Inc.	37,190	4,346
EQT Corp.	8,480	906
Exxon Mobil Corp.	160,450	16,154
FMC Technologies, Inc.(2)	23,610	1,442
Halliburton Co.	56,500	4,012
Helmerich & Payne, Inc.	6,010	698
Hess Corp.	18,360	1,816
Kinder Morgan, Inc.	37,170	1,348
Marathon Oil Corp.	44,260	1,767
Marathon Petroleum Corp.	16,160	1,262
Murphy Oil Corp.	12,720	846
Nabors Industries Ltd.	27,100	796
National Oilwell Varco, Inc.	30,430	2,506
Newfield Exploration Co.(2)	7,550	334
Noble Corp. plc	14,080	473
Noble Energy, Inc.	27,400	2,122
Occidental Petroleum Corp.	38,280	3,929
ONEOK, Inc.	11,640	792
Peabody Energy Corp.	22,070	361
Phillips 66	31,610	2,542
Pioneer Natural Resources Co.	18,120	4,164
QEP Resources, Inc.	9,970	344
Range Resources Corp.	14,770	1,284
Rowan Cos. plc Class A	18,860	602
Schlumberger Ltd.	75,900	8,952
Southwestern Energy Co.(2)	25,140	1,144
Spectra Energy Corp.	50,180	2,132
Tesoro Corp.	22,760	1,335
Transocean Ltd.(3)	18,940	853

1

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Valero Energy Corp.	41,660	$2,087
Williams Cos., Inc. (The)	57,700	3,359

		111,087

Financials—12.3%
ACE Ltd.	13,450	1,395
Affiliated Managers Group, Inc.(2)	2,210	454
Aflac, Inc.	18,210	1,134
Allstate Corp. (The)	17,420	1,023
American Express Co.	36,380	3,451
American International Group, Inc.	57,730	3,151
Ameriprise Financial, Inc.	7,620	914
AON plc	11,790	1,062
Apartment Investment & Management Co. Class A	5,910	191
Assurant, Inc.	2,810	184
AvalonBay Communities, Inc.	4,850	690
Bank of America Corp.	419,810	6,452
Bank of New York Mellon Corp. (The)	45,580	1,708
BB&T Corp.	28,550	1,126
Berkshire Hathaway, Inc. Class B(2)	71,880	9,097
BlackRock, Inc.	5,010	1,601
Boston Properties, Inc.	6,110	722
Capital One Financial Corp.	22,860	1,888
CBRE Group, Inc.(2)	10,980	352
Charles Schwab Corp. (The)	46,670	1,257
Chubb Corp. (The)	9,710	895
Cincinnati Financial Corp.	5,770	277
Citigroup, Inc.	121,320	5,714
CME Group, Inc.	12,610	895
Comerica, Inc.	7,330	368
Crown Castle International Corp.	13,380	994
Discover Financial Services	18,660	1,157
E*Trade Financial Corp.(2)	11,770	250
Equity Residential	13,430	846
Essex Property Trust, Inc.	2,480	459
Fifth Third Bancorp	33,780	721
Franklin Resources, Inc.	16,110	932
General Growth Properties, Inc.	20,710	488
Genworth Financial, Inc. Class A(2)	20,000	348
Goldman Sachs Group, Inc. (The)	16,580	2,776
Hartford Financial Services Group, Inc. (The)	18,080	647
HCP, Inc.	18,400	761
Health Care REIT, Inc.	12,150	761

	SHARES	VALUE
Financials—(continued)
Host Hotels & Resorts, Inc.	30,160	$664
Hudson City Bancorp, Inc.	19,310	190
Huntington Bancshares, Inc.	32,700	312
IntercontinentalExchange Group, Inc.	4,570	863
Invesco Ltd.	17,150	647
JPMorgan Chase & Co.	151,130	8,708
KeyCorp	35,400	507
Kimco Realty Corp.	16,270	374
Legg Mason, Inc.	4,160	213
Leucadia National Corp.	12,710	333
Lincoln National Corp.	10,630	547
Loews Corp.	12,240	539
M&T Bank Corp.	5,240	650
Macerich Co. (The)	5,690	380
Marsh & McLennan Cos., Inc.	21,950	1,137
McGraw-Hill Cos., Inc. (The)	10,890	904
MetLife, Inc.	44,970	2,498
Moody’s Corp.	7,570	664
Morgan Stanley	55,720	1,801
NASDAQ OMX Group, Inc. (The)	4,730	183
Navient Corp.	17,060	302
Northern Trust Corp.	8,900	571
People’s United Financial, Inc.	12,710	193
Plum Creek Timber Co., Inc.	6,980	315
PNC Financial Services Group, Inc. (The)	21,280	1,895
Principal Financial Group, Inc.	10,930	552
Progressive Corp. (The)	21,900	555
Prologis, Inc.	19,950	820
Prudential Financial, Inc.	18,450	1,638
Public Storage	5,810	996
Regions Financial Corp.	54,820	582
Simon Property Group, Inc.	12,400	2,062
State Street Corp.	17,170	1,155
SunTrust Banks, Inc.	21,410	858
T. Rowe Price Group, Inc.	10,500	886
Torchmark Corp.	3,540	290
Travelers Cos., Inc. (The)	13,900	1,308
U.S. Bancorp	72,390	3,136
Unum Group	10,180	354
Ventas, Inc.	11,780	755
Vornado Realty Trust	6,930	740
Wells Fargo & Co.	191,460	10,063
Weyerhaeuser Co.(3)	23,230	769
XL Group plc	10,900	357

2

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Zions Bancorp	7,530	$222

		110,629

Health Care—12.4%
Abbott Laboratories	61,320	2,508
AbbVie, Inc.	76,720	4,330
Actavis plc(2)	13,410	2,991
Aetna, Inc.	17,660	1,432
Agilent Technologies, Inc.	16,090	924
Alexion Pharmaceuticals, Inc.(2)	9,570	1,495
Allergan, Inc.	14,730	2,493
AmerisourceBergen Corp.	11,240	817
Amgen, Inc.	36,490	4,319
Bard (C.R.), Inc.	3,930	562
Baxter International, Inc.	26,630	1,925
Becton, Dickinson & Co.	9,570	1,132
Biogen Idec, Inc.(2)	11,700	3,689
Boston Scientific Corp.(2)	64,830	828
Bristol-Myers Squibb Co.	80,260	3,893
Cardinal Health, Inc.	16,610	1,139
CareFusion Corp.(2)	9,900	439
Celgene Corp.(2)	38,466	3,303
Cerner Corp.(2)	14,280	737
CIGNA Corp.	13,370	1,230
Covidien plc	21,720	1,959
DaVita, Inc.(2)	8,610	623
DENTSPLY International, Inc.	6,810	322
Edwards Lifesciences Corp.(2)	5,140	441
Eli Lilly & Co.	47,480	2,952
Express Scripts Holding Co.(2)	39,320	2,726
Gilead Sciences, Inc.(2)	74,100	6,144
Hospira, Inc.(2)	7,970	409
Humana, Inc.	8,000	1,022
Intuitive Surgical, Inc.(2)	1,860	766
Johnson & Johnson	136,510	14,282
Laboratory Corp. of America Holdings(2)	4,050	415
McKesson Corp.	11,450	2,132
Medtronic, Inc.	48,480	3,091
Merck & Co., Inc.	141,000	8,157
Mylan, Inc.(2)	17,980	927
Patterson Cos., Inc.	3,900	154
PerkinElmer, Inc.	5,520	259
Perrigo Co. plc	6,470	943
Pfizer, Inc.	307,710	9,133

	SHARES	VALUE
Health Care—(continued)
Quest Diagnostics, Inc.	7,200	$423
Regeneron Pharmaceuticals, Inc.(2)	3,860	1,090
St. Jude Medical, Inc.	14,150	980
Stryker Corp.	14,500	1,223
Tenet Healthcare Corp.(2)	4,910	230
Thermo Fisher Scientific, Inc.	19,220	2,268
UnitedHealth Group, Inc.	47,700	3,899
Varian Medical Systems, Inc.(2)	4,960	412
Vertex Pharmaceuticals, Inc.(2)	11,350	1,075
Waters Corp.(2)	4,040	422
WellPoint, Inc.	13,870	1,492
Zimmer Holdings, Inc.	8,260	858
Zoetis, Inc.	24,160	780

		112,195

Industrials—12.3%
3M Co.	36,690	5,255
ADT Corp. (The)	9,980	349
Allegion plc	5,256	298
Ametek, Inc.	14,090	737
Avery Dennison Corp.	17,440	894
Boeing Co. (The)	40,390	5,139
Caterpillar, Inc.	38,360	4,169
Cintas Corp.	7,060	449
CSX Corp.	69,600	2,144
Cummins, Inc.	18,120	2,796
Danaher Corp.	38,970	3,068
Deere & Co.	23,370	2,116
Delta Air Lines, Inc.	48,900	1,893
Dover Corp.	11,590	1,054
Dun & Bradstreet Corp.	2,110	232
Eaton Corp. plc	33,600	2,593
Emerson Electric Co.	42,760	2,838
Equifax, Inc.	9,580	695
Expeditors International of Washington, Inc.	11,290	499
Fastenal Co.	15,700	777
FedEx Corp.	17,170	2,599
Flowserve Corp.	7,940	590
Fluor Corp.	13,280	1,021
General Dynamics Corp.	20,420	2,380
General Electric Co.	427,820	11,243
Grainger (W.W.), Inc.	4,610	1,172
Honeywell International, Inc.	47,550	4,420
Illinois Tool Works, Inc.	23,250	2,036

3

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Ingersoll-Rand plc	14,540	$909
Iron Mountain, Inc.	9,970	353
Jacobs Engineering Group, Inc.(2)	7,680	409
Joy Global, Inc.	5,760	355
Kansas City Southern	6,340	682
L-3 Communications Holdings, Inc.	5,000	604
Lockheed Martin Corp.	16,290	2,618
Masco Corp.	22,890	508
Nielsen Holdings NV	17,350	840
Norfolk Southern Corp.	20,950	2,158
Northrop Grumman Corp.	13,350	1,597
PACCAR, Inc.	23,740	1,492
Pall Corp.	9,220	787
Parker Hannifin Corp.	10,790	1,357
Pentair plc	11,190	807
Pitney Bowes, Inc.	13,380	370
Precision Castparts Corp.	8,350	2,107
Quanta Services, Inc.(2)	12,640	437
Raytheon Co.	19,780	1,825
Republic Services, Inc.	15,350	583
Robert Half International, Inc.	11,160	533
Robinson (C.H.) Worldwide, Inc.	8,580	547
Rockwell Automation, Inc.	10,290	1,288
Rockwell Collins, Inc.	10,030	784
Roper Industries, Inc.	5,720	835
Ryder System, Inc.	5,510	485
Snap-On, Inc.	3,390	402
Southwest Airlines Co.	43,890	1,179
Stanley Black & Decker, Inc.	8,960	787
Stericycle, Inc.(2)	4,840	573
Textron, Inc.	20,110	770
Tyco International Ltd.	26,610	1,213
Union Pacific Corp.	56,760	5,662
United Parcel Service, Inc. Class B	41,310	4,241
United Technologies Corp.	50,440	5,823
Waste Management, Inc.	27,100	1,212
Xylem, Inc.	10,680	417

		111,005

Information Technology—11.1%
Accenture plc Class A	19,260	1,557
Adobe Systems, Inc.(2)	14,520	1,051
Akamai Technologies, Inc.(2)	6,170	377
Alliance Data Systems Corp.(2)	1,640	461

	SHARES	VALUE
Information Technology—(continued)
Altera Corp.	10,310	$358
Amphenol Corp. Class A	5,120	493
Analog Devices, Inc.	10,170	550
Apple, Inc.	183,540	17,056
Applied Materials, Inc.	37,860	854
Autodesk, Inc.(2)	7,610	429
Automatic Data Processing, Inc.	14,990	1,188
Avago Technologies Ltd.	7,590	547
Broadcom Corp. Class A	17,370	645
CA, Inc.	10,140	291
Cisco Systems, Inc.	155,880	3,874
Citrix Systems, Inc.(2)	5,390	337
Cognizant Technology Solutions Corp. Class A(2)	19,370	947
Computer Sciences Corp.	4,720	298
Corning, Inc.	40,520	889
eBay, Inc.(2)	35,250	1,765
Electronic Arts, Inc.(2)	10,150	364
EMC Corp.	62,950	1,658
F5 Networks, Inc.(2)	2,350	262
Facebook, Inc. Class A(2)	52,400	3,526
Fidelity National Information Services, Inc.	9,630	527
First Solar, Inc.(2)	2,110	150
Fiserv, Inc.(2)	8,020	484
FLIR Systems, Inc.	4,830	168
Google, Inc. Class A(2)	8,620	5,040
Google, Inc. Class C(2)	8,600	4,947
Harris Corp.	3,580	271
Hewlett-Packard Co.	47,420	1,597
Intel Corp.	129,040	3,987
International Business Machines Corp.	28,930	5,244
Intuit, Inc.	9,020	726
Jabil Circuit, Inc.	7,000	146
Juniper Networks, Inc.(2)	14,830	364
KLA-Tencor Corp.	5,470	397
Lam Research Corp.	4,880	330
Linear Technology Corp.	7,820	368
MasterCard, Inc. Class A	31,220	2,294
Microchip Technology, Inc.(3)	6,650	325
Micron Technology, Inc.(2)	34,750	1,145
Microsoft Corp.	228,760	9,539
Motorola Solutions, Inc.	7,040	469
NetApp, Inc.	10,530	385
NVIDIA Corp.	18,210	338
Oracle Corp.	105,060	4,258

4

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Paychex, Inc.	10,250	$426
QUALCOMM, Inc.	51,660	4,092
Red Hat, Inc.(2)	6,330	350
Salesforce.com, Inc.(2)	18,490	1,074
SanDisk Corp.	7,550	788
Seagate Technology plc	9,980	567
Symantec Corp.	21,970	503
TE Connectivity Ltd.	12,480	772
Teradata Corp.(2)	5,300	213
Texas Instruments, Inc.	33,280	1,590
Total System Services, Inc.	5,810	183
VeriSign, Inc.(2)	4,160	203
Visa, Inc. Class A	15,280	3,220
Western Digital Corp.	6,660	615
Western Union Co. (The)	16,740	290
Xerox Corp.	35,250	439
Xilinx, Inc.	8,810	417
Yahoo!, Inc.(2)	29,050	1,021

		100,039

Materials—12.3%
Air Products & Chemicals, Inc.	39,340	5,060
Airgas, Inc.	12,880	1,403
Alcoa, Inc.	216,510	3,224
Allegheny Technologies, Inc.	21,460	968
Ball Corp.	26,620	1,669
Bemis Co., Inc.	20,200	821
CF Industries Holdings, Inc.	9,810	2,360
Dow Chemical Co. (The)	220,840	11,364
Du Pont (E.I.) de Nemours & Co.	168,440	11,023
Eastman Chemical Co.	28,270	2,469
Ecolab, Inc.	49,360	5,496
FMC Corp.	25,340	1,804
Freeport-McMoRan Copper & Gold, Inc.	143,520	5,238
International Flavors & Fragrances, Inc.	15,550	1,622
International Paper Co.	80,620	4,069
LyondellBasell Industries N.V. Class A	76,360	7,457
MeadWestvaco Corp.	32,290	1,429
Monsanto Co.	95,770	11,946
Mosaic Co. (The)	60,540	2,994
Newmont Mining Corp.	93,950	2,390
Nucor Corp.	59,620	2,936
Owens-Illinois, Inc.(2)	32,240	1,117
PPG Industries, Inc.	25,440	5,346

	SHARES	VALUE
Materials—(continued)
Praxair, Inc.	53,680	$7,131
Sealed Air Corp.	37,590	1,284
Sherwin-Williams Co. (The)	15,830	3,275
Sigma-Aldrich Corp.	22,420	2,275
United States Steel Corp.(3)	29,190	760
Vulcan Materials Co.	25,040	1,596

		110,526

Telecommunication Services—1.6%
American Tower Corp.	15,750	1,417
AT&T, Inc.	158,100	5,590
CenturyLink, Inc.	18,140	657
Frontier Communications Corp.(3)	37,470	219
Verizon Communications, Inc.	126,830	6,206
Windstream Holdings, Inc.	19,910	198

		14,287

Utilities—12.7%
AES Corp. (The)	138,510	2,154
AGL Resources, Inc.	24,800	1,365
Ameren Corp.	50,950	2,083
American Electric Power Co., Inc.	102,250	5,702
CenterPoint Energy, Inc.	90,910	2,322
CMS Energy Corp.	57,590	1,794
Consolidated Edison, Inc.	61,450	3,548
Dominion Resources, Inc.	121,320	8,677
DTE Energy Co.	37,320	2,906
Duke Energy Corp.	136,040	10,093
Edison International	68,150	3,960
Entergy Corp.	37,450	3,074
Exelon Corp.	179,070	6,532
FirstEnergy Corp.	87,670	3,044
Integrys Energy Group, Inc.	16,980	1,208
NextEra Energy, Inc.	90,940	9,320
NiSource, Inc.	66,780	2,627
Northeast Utilities	65,950	3,117
NRG Energy, Inc.	70,390	2,619
Pepco Holdings, Inc.	53,060	1,458
PG&E Corp.	97,370	4,676
Pinnacle West Capital Corp.	23,510	1,360
PPL Corp.	132,070	4,692
Public Service Enterprise Group, Inc.	105,600	4,307
SCANA Corp.	29,500	1,587
Sempra Energy	47,740	4,999

5

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Southern Co.	185,760	$8,430
TECO Energy, Inc.	43,100	797
Wisconsin Energy Corp.	46,950	2,203
XCEL Energy, Inc.	105,720	3,407

		114,061

TOTAL COMMON STOCKS (Identified Cost $754,331)		894,421

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $754,331)		894,421

SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	2,453,045	2,453

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,453)		2,453

TOTAL INVESTMENTS—99.6% (Identified Cost $756,784)		896,874	(1)
Other assets and liabilities, net—0.4%		3,325

NET ASSETS—100.0%		$900,199

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$894,421	$894,421
Securities Lending Collateral	2,453	2,453

Total Investments	$896,874	$896,874

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—74.3%
Equity Funds—66.9%
Virtus Global Commodities Stock Fund Class I	2,339,583	$22,179
Virtus Global Dividend Fund Class I	2,325,250	37,483
Virtus Global Real Estate Securities Fund Class I	484,896	12,757
Virtus International Real Estate Securities Fund Class I	2,522,254	18,564
Virtus Real Estate Securities Class I	474,028	18,013

		108,996

Fixed Income Funds—7.4%
Virtus Senior Floating Rate Fund Class I	1,214,047	11,995

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $93,688)		120,991

EXCHANGE-TRADED FUNDS—25.2%
Market Vectors Agribusiness	84,900	4,670
Market Vectors Coal	193,100	3,615
PowerShares DB Commodity Index Tracking Fund(2)	559,500	14,872
PowerShares DB G10 Currency Harvest Fund(2)	641,900	16,747
WisdomTree Managed Futures Strategy Fund	28,700	1,199

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $37,117)		41,103

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $130,805)		162,094

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	462,022	462

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $462)		462

TOTAL INVESTMENTS—99.8% (Identified Cost $131,267)		162,556	(1)
Other assets and liabilities, net—0.2%		336

NET ASSETS—100.0%		$162,892

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	June 30, 2014	Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$120,991	$120,991
Exchange-Traded Funds	41,103	41,103
Short-Term Investments	462	462

Total Investments	$162,556	$162,556

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.6%
U.S. Treasury Note 0.375%, 4/30/16	$500		$500

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $499)			500

MUNICIPAL BONDS—0.7%
Alabama—0.2%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	155		169

Georgia—0.3%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	255		253

Iowa—0.1%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	100		104

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	50		52

TOTAL MUNICIPAL BONDS (Identified Cost $567)			578

FOREIGN GOVERNMENT SECURITIES—4.6%
Argentine Republic Series NY, 8.280%, 12/31/33	161		135
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	125		101
7.650%, 4/21/25	185		143
Commonwealth of Australia Series 130, 4.750%, 6/15/16	90	AUD	88
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	107
Hungary 5.750%, 11/22/23	80		89
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		270
Mongolia 144A 5.125%, 12/5/22(3)(4)	200		176
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17	190	AUD	192
Republic of Chile 5.500%, 8/5/20	84,000	CLP	159
Republic of Colombia 4.375%, 3/21/23	490,000	COP	239
Republic of Croatia 144A 6.375%, 3/24/21(3)	280		308
Republic of Indonesia Series FR30, 10.750%, 5/15/16	1,745,000	IDR	156

	PAR VALUE		VALUE
Series FR63, 5.625%, 5/15/23	$1,478,000	IDR	$105
Republic of Peru GDN 144A 7.840%, 8/12/20(3)	575	PEN	236
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	147
Republic of Romania 144A 4.875%, 1/22/24(3)	210		223
Republic of Uruguay 4.375%, 12/15/28(11)	5,400	UYU	263
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	554

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,854)			3,691

MORTGAGE-BACKED SECURITIES—21.4%
Agency—7.2%
FHLMC
7.000%, 4/1/16	3		3
5.000%, 12/1/35	47		53
FNMA
6.000%, 10/1/14	3		3
6.500%, 6/1/16	23		23
6.000%, 7/1/17	15		15
5.500%, 9/1/17	30		32
5.000%, 4/1/20	118		127
5.000%, 8/1/21	37		39
6.000%, 5/1/29	47		54
6.500%, 5/1/30	2		2
7.500%, 3/1/31	41		49
7.000%, 7/1/31	30		33
7.000%, 9/1/31	45		52
6.500%, 3/1/32	35		40
5.500%, 4/1/36	83		93
5.500%, 9/1/36	275		309
6.000%, 9/1/37	29		33
6.000%, 1/1/38	59		67
6.000%, 2/1/38	52		59
6.000%, 3/1/38	296		338
6.000%, 7/1/38	716		807
6.000%, 8/1/38	106		121
6.000%, 8/1/38	317		358
6.000%, 8/1/38	520		586
6.000%, 8/1/38	30		34
5.000%, 6/1/39	965		1,081
5.000%, 9/1/39	237		265
5.500%, 9/1/39	452		509
4.500%, 9/1/40	349		383
GNMA
8.500%, 11/15/22	—	(10)	—	(10)

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.500%, 9/15/28	$55	$62
7.500%, 9/15/29	73	83

		5,713

Non-Agency—14.2%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	260	259
A10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(3)	250	250
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	205	213
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.297%, 7/10/43(2)	440	452
Banc of America Funding Corp. 04-B, 2A1 5.463%, 11/20/34(2)	131	130
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	180	187
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	174	182
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.457%, 5/25/34(2)	403	404
Bayview Commercial Asset Trust 08-1, A2A 144A 1.150%, 1/25/38(2)(3)	173	171
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	498	509
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	235	255
07-T28, A3 5.793%, 9/11/42	844	843
07- PW15, AM 5.363%, 2/11/44	250	263
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.543%, 1/15/46(2)	34	35
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(2)	350	387
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(3)	270	274
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.997%, 8/10/45(2)	863	955
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	145	158
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	264	282

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	$400	$437
06-LDP7, AM 6.057%, 4/15/45(2)	475	517
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.446%, 9/25/34(2)	323	329
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	193	199
Morgan Stanley Capital I Trust
07-T27, A4 5.831%, 6/11/42(2)	565	630
05-IQ10, A4B 5.284%, 9/15/42(2)	855	895
08-T29, A4 6.454%, 1/11/43(2)	650	747
07-IQ14, A4 5.692%, 4/15/49(2)	300	331
07-IQ14, AM 5.869%, 4/15/49(2)	190	202
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	270	274
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	100	104
Residential Funding Mortgage Securities I, Inc. 05- S9, A9 5.500%, 12/25/35	189	188
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	222	229
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	12	12

		11,303

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,411)		17,016

ASSET-BACKED SECURITIES—4.6%
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	379
Bank of America (Merrill Lynch - Countrywide)
Asset-Backed Certificates 05-1 AF5A 5.419%, 7/25/35(2)	317	308
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	324	325
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	250	250
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	153	155
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	189	193
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	189	192

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	$99	$101
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	520
13-1, D 2.270%, 1/15/19	215	218
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(3)	222	224
Silverleaf Finance XV LLC 12-D, A144A 3.000%, 3/17/25(3)	119	120
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	260	259
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	219
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	155	157

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,578)		3,620

CORPORATE BONDS—55.5%
Consumer Discretionary—6.7%
Boyd Gaming Corp. 9.000%, 7/1/20	200	221
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	215	229
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	100	84
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	70	71
Chrysler Group LLC 8.250%, 6/15/21	205	233
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	35	34
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	190
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	216
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	9	9
144A 4.875%, 11/1/20(3)	145	149
144A 5.375%, 11/1/23(3)	5	5
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	35	33
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	100	112
Intelsat Jackson Holdings SA 5.500%, 8/1/23	185	184
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	213
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	287
Meritor, Inc. 6.750%, 6/15/21	170	184

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MGM Resorts International 6.750%, 10/1/20	$215	$241
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	155	173
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	208
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	110	104
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	186
QVC, Inc. 4.375%, 3/15/23	265	269
Scientific Games International, Inc. 144A 6.625%, 5/15/21(3)	160	159
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	66
Signet UK Finance plc 4.700%, 6/15/24	210	214
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	242
Station Casinos LLC 7.500%, 3/1/21	230	252
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	265	270
Toll Brothers Finance Corp. 6.750%, 11/1/19	180	208
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(5)(6)	7	8
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	263

		5,317

Consumer Staples—1.1%
Elizabeth Arden, Inc. 7.375%, 3/15/21	100	107
Flowers Foods, Inc. 4.375%, 4/1/22	275	289
Ingles Markets, Inc. 5.750%, 6/15/23	170	173
Reynolds American, Inc. 3.250%, 11/1/22	295	284

		853

Energy—7.8%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)	60	62
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	150	154
CHC Helicopter SA 9.250%, 10/15/20	144	158
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	199
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	105	110
Denbury Resources, Inc. 5.500%, 5/1/22	160	164
Ecopetrol S.A. 5.875%, 9/18/23	135	152
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245	316

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	$45		$48
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	210		215
EnQuest plc 144A 7.000%, 4/15/22(3)	200		207
Forest Oil Corp. 7.250%, 6/15/19	170		169
FTS International, Inc. 144A 6.250%, 5/1/22(3)	60		62
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(9)	430		418
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	275		265
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	50		55
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	85		86
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(9)	285		265
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	200		209
Petrobras International Finance Co. 5.375%, 1/27/21	515		537
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	125		116
Petroleos Mexicanos
3.500%, 1/30/23	355		347
144A 4.875%, 1/18/24(3)	65		70
PHI, Inc. 144A 5.250%, 3/15/19(3)	65		66
Phillips 66 5.875%, 5/1/42	340		407
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220		223
Regency Energy Partners LP 5.875%, 3/1/22	235		256
Rosetta Resources, Inc. 5.875%, 6/1/24	160		167
Weatherford International Ltd. 4.500%, 4/15/22	310		329
Williams Cos., Inc. (The)
3.700%, 1/15/23	200		192
4.550%, 6/24/24	170		172

			6,196

Financials—21.6%
Air Lease Corp. 4.750%, 3/1/20	215		232
Aircastle Ltd.
4.625%, 12/15/18	10		10
6.250%, 12/1/19	225		248
5.125%, 3/15/21	95		98
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	164

	PAR VALUE		VALUE
Financials—(continued)
Allstate Corp. (The) 5.750%, 8/15/53(2)(8)	$310		$333
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	240		268
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190		191
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240		256
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275		274
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160		156
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	300		319
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	415	BRL	179
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450		453
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	300		331
Bancolombia S.A. 5.125%, 9/11/22	260		261
Bank of America Corp. 5.625%, 7/1/20	235		270
Bank of Baroda 144A 4.875%, 7/23/19(3)	200		211
Bank of India 144A 3.250%, 4/18/18(3)	265		267
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250		284
Braskem Finance Ltd. 6.450%, 2/3/24	200		214
CareTrust Partnership LP 144A 5.875%, 6/1/21(3)	130		132
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	270		275
Chubb Corp. (The) 6.375%, 3/29/67(2)	250		278
Corporate Office Properties LP 3.600%, 5/15/23	265		253
Developers Diversified Realty Corp.
7.875%, 9/1/20	155		196
3.500%, 1/15/21	130		132
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290		274
Digital Realty Trust LP 5.250%, 3/15/21	165		177
Excel Trust LP 4.625%, 5/15/24	85		86
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	100		107
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235		274
General Electric Capital Corp. 4.650%, 10/17/21	95		106
General Motors Financial Co., Inc. 4.750%, 8/15/17	220		235
Genworth Holdings, Inc. 4.900%, 8/15/23	320		342
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500		578

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, 5/29/49(2)(3)(7)(8)	$310	$334
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
6.000%, 8/1/20	80	86
5.875%, 2/1/22	150	157
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	200	211
Intesa San Paolo SpA 3.125%, 1/15/16	215	221
iStar Financial, Inc. 5.000%, 7/1/19	90	90
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	295	294
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	235
Legg Mason, Inc. 5.500%, 5/21/19	240	277
Leucadia National Corp. 5.500%, 10/18/23	150	159
Level 3 Financing, Inc. 7.000%, 6/1/20	160	176
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	254
Lincoln National Corp. 4.200%, 3/15/22	250	267
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	241
Morgan Stanley
5.550%, 4/27/17	330	367
4.100%, 5/22/23	155	157
6.375%, 7/24/42	435	548
Series H, 5.450%, 12/29/49(2)	25	26
MPT Operating Partnership LP 5.500%, 5/1/24	55	57
Nationstar Mortgage LLC 6.500%, 7/1/21	125	126
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	200	198
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	274
PKO Finance AB 144A 4.630%, 9/26/22(3)(9)	255	265
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	206
5.625%, 6/15/43(2)(8)	280	300
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)(9)	220	225
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(13)	200	212
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	305	307
UBS AG 7.625%, 8/17/22	500	602
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	247

	PAR VALUE	VALUE
Financials—(continued)
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(2)	$210	$215
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(9)	500	527
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	210	220
WP Carey, Inc. 4.600%, 4/1/24	160	166
XL Group plc Series E, 6.500%, 12/29/49(2)	240	237
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	270	258

		17,238

Health Care—3.1%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(3)	65	65
Cardinal Health, Inc. 3.200%, 3/15/23	130	129
Catamaran Corp. 4.750%, 3/15/21	120	121
Centene Corp. 4.750%, 5/15/22	160	163
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	45	46
144A 6.875%, 2/1/22(3)	25	27
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	119
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	175
HCA, Inc. 6.500%, 2/15/20	160	180
IASIS Healthcare LLC 8.375%, 5/15/19	80	86
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	80	84
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	115	121
Mylan, Inc. 144A 3.125%, 1/15/23(3)	325	312
Select Medical Corp.
6.375%, 6/1/21	135	142
144A 6.375%, 6/1/21(3)	70	74
Tenet Healthcare Corp.
4.500%, 4/1/21	335	338
8.125%, 4/1/22	220	255
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(3)	25	28

		2,465

Industrials—4.6%
AAR Corp. 7.250%, 1/15/22	190	209
ADT Corp.(The) 6.250%, 10/15/21	260	276
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	160	177
Air Canada

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
144A 6.750%, 10/1/19(3)	$260		$283
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	97		100
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	115		119
Carpenter Technology Corp. 4.450%, 3/1/23	250		257
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	209		225
99-1, A 6.545%, 2/2/19	370		411
00-1, A1 8.048%, 11/1/20	420		483
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	70		74
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	309		336
ESAL GmbH 144A 6.250%, 2/5/23(3)	200		197
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	188		204
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	320	BRL	130
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	45		46
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	160		164

			3,691

Information Technology—1.5%
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	5		5
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270		277
First Data Corp.
144A 8.250%, 1/15/21(3)	45		49
11.750%, 8/15/21	420		500
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(13)	135		150
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(13)	40		41
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	120		123
Sanmina Corp. 144A 4.375%, 6/1/19(3)	5		5
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	85		79

			1,229

Materials—5.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310		322
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	160		164
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	265		292
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95		96

	PAR VALUE	VALUE
Materials—(continued)
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	$100	$113
144A 4.750%, 4/15/23(3)	315	312
Hexion U.S. Finance Corp.
8.875%, 2/1/18	130	136
6.625%, 4/15/20	130	138
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	206
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	372
NewMarket Corp. 4.100%, 12/15/22	288	288
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	75	79
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	100	102
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	140	153
Tronox Finance LLC 6.375%, 8/15/20	160	166
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	320	310
United States Steel Corp. 6.875%, 4/1/21	265	284
Vale Overseas Ltd. 4.375%, 1/11/22	330	339
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	115	133

		4,005

Telecommunication Services—2.5%
AT&T, Inc. 3.875%, 8/15/21	425	452
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	231
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	224
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(8)	210	223
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	216
Telefonica Emisiones SAU 4.570%, 4/27/23	225	239
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	200	202
Windstream Corp. 7.750%, 10/15/20	200	218

		2,005

Utilities—1.6%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	274
Electricite de France SA 144A 5.250%, 12/29/49(2)(3)(7)(8)	280	286
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	212

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	$250	$267
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	205

		1,244

TOTAL CORPORATE BONDS (Identified Cost $42,767)		44,243

CONVERTIBLE BONDS—0.4%
General Electric Capital Corp. Series A 7.125%, 12/15/49(2)	290	342

TOTAL CONVERTIBLE BONDS (Identified Cost $290)		342

LOAN AGREEMENTS(2)—8.3%
Consumer Discretionary—1.5%
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(14)	78	80
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	50	50
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	61	61
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	109	113
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	150	149
Fitness International LLC 0.000%, 7/1/20(14)	144	144
Jason, Inc. 0.000%, 6/30/21(14)	53	53
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(14)	12	12
Marina District Finance Co., Inc. 6.750%, 8/15/18	119	121
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	214	219
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	113	118
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	122	121

		1,241

Consumer Staples—0.8%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	210	204
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	178	184
Rite Aid Corp.

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tranche 1, Second Lien, 5.750%, 8/21/20	$14	$14
Tranche 2, 4.880%, 6/21/21	145	147
Shearer’s Foods LLC 0.000%, 6/30/22(14)	68	69

		618

Energy—0.7%
Chief Exploration & Development LLC 0.000%, 5/16/21(14)	117	120
Fieldwood Energy LLC Second Lien, 8.400%, 9/30/20	159	164
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	95
Templar Energy LLC Second Lien, 8.000%, 11/25/20	156	155

		534

Financials—0.6%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	119	120
Asurion LLC Second Lien, 8.500%, 3/3/21	80	83
Capital Automotive LP Second Lien, 6.000%, 4/30/20	24	25
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	215	217

		445

Health Care—1.3%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	63	63
Second Lien, 11.000%, 1/2/19	56	57
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	37	37
Curo Health Services LLC first Lien, 5.750%, 6/8/20	24	24
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	159	159
INC Research LLC 4.250%, 7/12/18	77	77
InVentiv Health, Inc. 7.500%, 8/4/16	110	111
MMM Holdings, Inc. 9.750%, 12/12/17	58	59
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	42	43
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	71	71
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	83	85
Surgery Center Holdings, Inc.

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

++($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
First Lien, 9.750%, 4/11/19	$110	$110
Second Lien, 6.000%, 4/10/20	90	92
United Surgical Partners Tranche B 4.750%, 4/3/19	79	80

		1,068

Industrials—0.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	189	190
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	57	58
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	71	72
Tranche B-4, 6.000%, 8/4/19	32	32
International Equipment Solutions Global B.V. 6.750%, 8/16/19	91	92
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..) 0.000%, 10/26/20(14)	120	121
Navistar, Inc. Tranche B, 5.750%, 8/17/17	149	153

		743

Information Technology—1.7%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	109	110
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	4	4
Blue Coat Systems, Inc.
4.000%, 5/31/19	288	289
Second Lien, 9.500%, 6/26/20	293	298
Kronos, Inc. Second Lien, 9.750%, 4/30/20	110	115
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	49	50
Rovi Solutions Corp. 0.000%, 7/2/21(14)	41	41
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	156	156
Second Lien, 11.250%, 12/21/19	80	81
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	106	105
Wall Street Systems, Inc. 4.500%, 4/30/21	85	85

		1,334

	PAR VALUE		VALUE
Materials—0.7%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	$280		$281
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	110		113
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	152		146

			540

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	36		36
ExGen Renewables I LLC 5.250%, 2/6/21	40		40

			76

TOTAL LOAN AGREEMENTS (Identified Cost $6,537)			6,599

	SHARES		VALUE
PREFERRED STOCK—2.7%
Energy—0.3%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	200	(12)	201

Financials—2.4%
Citigroup, Inc. Series J, 7.125%	8,000		221
General Electric Capital Corp. Series C, 5.250%(2)	300	(12)	303
Goldman Sachs Group, Inc. (The) Series L 5.700%(2)	160	(12)	165
JPMorgan Chase & Co.
Series Q, 5.150%(2)	315	(12)	313
Series V, 5.000%(2)	255	(12)	246
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(12)	207
Wells Fargo & Co. Series K, 7.980%(2)	230	(12)	262
Zions Bancorp, 6.950%(12)	8,800		233

			1,950

TOTAL PREFERRED STOCK (Identified Cost $2,149)			2,151

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $76,652)			78,740	(15)

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,120,822	1,121

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,121)		1,121

TOTAL INVESTMENTS—100.2% (Identified Cost $77,773)		79,861	(1)
Other assets and liabilities, net—(0.2)%		(162)

NET ASSETS—100.0%		$79,699

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $26,344 or 33.1% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	Amount less than $500.
(11)	Principal amount is adjusted pursuant to the change in the Index.
(12)	Value shown as par value.
(13)	100% of the income received was in cash
(14)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(15)	All or a portion segregated as collateral for delayed delivery security.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	71%
Luxembourg	4
Brazil	2
Chile	2
Mexico	2
Canada	1
Turkey	1
Other	17

Total	100%

†	% of total investments as of June 30, 2014

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,620	$—	$3,620	$—
Convertible Bonds	342	—	342	—
Corporate Bonds	44,243	—	44,235	8
Foreign Government Securities	3,691	—	3,691	—
Loan Agreements	6,599	—	6,599	—
Mortgage-Backed Securities	17,016	—	17,016	—
Municipal Bonds	578	—	578	—
U.S. Government Securities	500	—	500	—
Equity Securities:
Preferred Stock	2,151	454	1,697	—
Short-Term Investments	1,121	1,121	—	—

Total Investments	$79,861	$1,575	$78,278	$8

There were no transfers between level 1 and level 2 for the period

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2013:	$10	(d)
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2014	$8	(d)

(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)

Includes internally fair valued security. See the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

The accompanying notes are an integral part of the financial statements.

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(3)—97.6%
Development Revenue—6.0%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$485
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	500	502
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	509
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	506

		2,002

General Obligation—20.2%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	159
Cajon Valley Union School District Union School District 5.000%, 8/1/31	250	282
Contra Costa Community College District, 4.000%, 8/1/28	45	48
Election of 2006 5.000%, 8/1/38	200	224
Los Alamitos Unified School District, School Facilities Improvement Dist #1, 2008 Election - Series E 5.250%, 8/1/39	250	278
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	300	340
Series A-1 (NATL Insured) 4.500%, 1/1/28	440	472
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	675
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,100	668
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	275	307
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	350	384
San Diego Community College District, Election of 2006 5.000%, 8/1/43	100	111
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	288

	PAR VALUE	VALUE
General Obligation—(continued)
San Jose Evergreen Community College District University & College Improvement, Election of 2010 Series A 5.000%, 8/1/41	$400	$440
Sequoia Union High School District, 4.000%, 7/1/26	250	272
State of California, 5.500%, 3/1/26	250	288
(AMBAC Insured) 5.000%, 2/1/27	290	353
5.000%, 9/1/32	300	333
5.000%, 12/1/37	275	298
6.000%, 4/1/38	250	295
5.000%, 2/1/43	250	275

		6,790

General Revenue—24.7%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,435	1,561
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	700	714
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	220	253
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	350	392
Series A-1 5.125%, 6/1/47	950	691
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	300	325
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	60	66
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	750	859
Sacramento Area Flood Control Agency, Consol Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	283
Consol Capital Assessment District 5.000%, 10/1/37	500	547
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	435	438
State Health Facilities Financing Authority Lucille Salter Packard Children Hospital at Sanford, Series A 5.000%, 8/15/43	100	110

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
State of California Public Works Board, Department of General Services, Buildings 8&9 6.125%, 4/1/29	$500	$588
Capital Projects, Series G-1 5.750%, 10/1/30	550	636
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	541
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	297

		8,301

Higher Education Revenue—5.3%
California Educational Facilities Authority, Pomona College, Series A 5.000%, 7/1/45	500	517
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	435	483
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	710	770

		1,770

Medical Revenue—6.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, 5.000%, 11/15/34	400	418
Providence Health & Services, Series C 6.500%, 10/1/38	195	240
Kaiser Permanente, Series A 5.250%, 4/1/39	400	414
California Statewide Communities Development Authority, Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	216
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	350	387
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	152
University of California, Regents Medical, Series A 4.750%, 5/15/31	300	306

		2,133

Natural Gas Revenue—2.1%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	450	496
5.000%, 2/15/27	195	210

		706

	PAR VALUE	VALUE
Power Revenue—6.3%
Imperial Irrigation District, Series B 5.000%, 11/1/36	$200	$216
Northern California Power Agency, Hydroelectric Project No 1 5.000%, 7/1/32	200	220
Sacramento Municipal Utility District, Cosumnes Project (NATL Insured) 4.750%, 7/1/26	500	532
Series X 5.000%, 8/15/26	350	399
Series B 5.000%, 8/15/29	150	173
Series A 5.000%, 8/15/37	250	278
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	250	288

		2,106

Pre-Refunded—12.3%
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre- refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	962
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	165	166
Northern California Power Agency, Series A (Pre- refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	252
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(2)	2,000	2,729

		4,115

Transportation Revenue—7.1%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	350	396
Series F-1 5.125%, 4/1/39	400	448
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	213
San Diego County Regional Airport Authority, Subordinate Series A 5.000%, 7/1/40	250	268
Series B 5.000%, 7/1/40	500	536
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	225

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
San Francisco City & County Airports Community- San Francisco International Airport, 2nd Series B 5.000%, 5/1/43	$150	$163
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	142

		2,391

Water & Sewer Revenue—7.2%
California State Department of Water Resources, Central Valley Projects Series AE 5.000%, 12/1/28	35	40
City of Manteca Water Revenue, 5.000%, 7/1/27	300	338
City of Oakland Sewer Revenue, Series A 5.000%, 6/15/29	200	232
East Bay Municipal Utility District, Subordinate Series A, (NATL Insured) 5.000%, 6/1/35	400	415
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	249
San Diego County Water Authority, 5.000%, 5/1/31	250	289
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	630	685
Silicon Valley Clean Water, Sewer Improvement 5.000%, 2/1/34	150	170

		2,418

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $30,527)		32,732

TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $30,527)		32,732

TOTAL INVESTMENTS—97.6% (Identified Cost $30,527)		32,732	(1)
Other assets and liabilities, net—2.4%		821

NET ASSETS—100.0%		$33,553

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
MBIA	Municipal Bond Insurance Association
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Escrowed to maturity.
(3)

At June 30, 2014, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2014, 50.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 14.7% and AGMA 11.5%.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$32,732	$32,732

Total Investments	$32,732	$32,732

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.7%
iShares Russell 1000® Growth Index Fund	7,780	$707
iShares Russell 2000® Growth Index Fund	5,100	706
iShares Russell Midcap® Growth Index Fund	7,900	707

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,110)		2,120

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $2,110)		2,120

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	11,531	12

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12)		12

TOTAL INVESTMENTS—99.3% (Identified Cost $2,122)		2,132	(1)
Other assets and liabilities, net—0.7%		15

NET ASSETS—100.0%		$2,147

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$2,120	$2,120
Short-Term Investments	12	12

Total Investments	$2,132	$2,132

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.7%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	4,550	$525
iShares iBoxx $ High Yield Corporate Bond Fund	1,350	129
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,280	391

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,030)		1,045

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $1,030)		1,045

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	15,120	15

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15)		15

TOTAL INVESTMENTS—98.1% (Identified Cost $1,045)		1,060	(1)
Other assets and liabilities, net—1.9%		21

NET ASSETS—100.0%		$1,081

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,045	$1,045
Short-Term Investments	15	15

Total Investments	$1,060	$1,060

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.0%
iShares MSCI Australia Index Fund	4,860	$127
iShares MSCI France Index Fund	5,310	155
iShares MSCI Germany Index Fund	4,720	148
iShares MSCI Hong Kong Index Fund	2,170	45
iShares MSCI Italy Index Fund Capped	2,310	40
iShares MSCI Japan Index Fund	25,900	312
iShares MSCI Netherlands Investable Market Index Fund	1,850	47
iShares MSCI Singapore Index Fund	1,670	23
iShares MSCI Spain Index Fund Capped	1,310	56
iShares MSCI Sweden Index Fund	1,400	49
iShares MSCI Switzerland Index Fund Capped	4,200	144
iShares MSCI United Kingdom Index Fund	15,550	325

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,319)		1,471

TOTAL LONG TERM INVESTMENTS—96.0% (Identified cost $1,319)		1,471

SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	11,684	12

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12)		12

TOTAL INVESTMENTS—96.8% (Identified Cost $1,331)		1,483	(1)
Other assets and liabilities, net—3.2%		49

NET ASSETS—100.0%		$1,532

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,471	$1,471
Short-Term Investments	12	12

Total Investments	$1,483	$1,483

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS DYNAMIC ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—125.3%
Consumer Staples Select Sector SPDR Fund	10,065,400	$449,118
Energy Select Sector SPDR Fund	4,465,700	447,017
Financial Select Sector SPDR Fund	19,902,000	452,571
Health Care Select Sector SPDR Fund	7,400,000	450,142
Industrial Select Sector SPDR Fund	8,240,900	445,503
Materials Select Sector SPDR Fund	9,091,800	451,317
Technology Select Sector SPDR Fund	11,896,200	456,219
Utilities Select Sector SPDR Fund	10,363,300	458,680

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,236,669)		3,610,567

TOTAL LONG TERM INVESTMENTS—125.3% (Identified cost $3,236,669)		3,610,567 (2)

SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Funds—0.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,587,715	1,588

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,588)		1,588

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—125.4% (Identified Cost $3,238,257)		3,612,155 (1)

SECURITIES SOLD SHORT—(5.4)%
EXCHANGE-TRADED FUNDS SOLD SHORT—(5.4)%
Consumer Discretionary Select Sector SPDR Fund	2,343,500	(156,405)

TOTAL SECURITIES SOLD SHORT—(5.4)% (Proceeds ($149,144))		(156,405)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—120.0% (Identified Cost $3,089,113)		3,455,750
Other assets and liabilities, net—(20.0)%		(573,913)

NET ASSETS—100.0%		$2,881,837

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion have been segregated as collateral for margin borrowing and securities sold short.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$3,610,567	$3,610,567
Short-Term Investments	1,588	1,588

Total Investments before Securities Sold Short	$3,612,155	$3,612,155

Liabilities:
Exchange-Traded Funds Sold Short	$(156,405)	$(156,405)

Total Investments net of Securities Sold Short	$3,455,750	$3,455,750

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—26.6%
Argentine Republic
7.000%, 10/3/15	$100		$97
8.750%, 5/7/24	50		47
Series NY, 8.280%, 12/31/33	119		100
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	270		256
RegS 7.000%, 12/1/18(4)	70		61
7.650%, 4/21/25	885		686
9.375%, 1/13/34	325		274
Dominican Republic 144A 5.875%, 4/18/24(3)	100		105
Federal Republic of Nigeria RegS 6.375%, 7/12/23(4)	200		217
Gabonese Republic 144A 6.375%, 12/12/24(3)	200		219
Honduras Republic RegS 7.500%, 3/15/24(4)	200		209
Hungary
6.375%, 3/29/21	110		126
5.375%, 2/21/23	146		158
5.750%, 11/22/23	22		24
5.375%, 3/25/24	60		64
Mongolia 144A 5.125%, 12/5/22(3)(4)	200		176
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		206
Republic of Chile 5.500%, 8/5/20	70,000	CLP	132
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	192,000	COP	122
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		208
Republic of Cote d’ Ivoire 144A 5.750%, 12/31/32(2)(3)	100		97
Republic of Croatia 144A 6.000%, 1/26/24(3)	200		216
Republic of Ecuador
144A 9.375%, 12/15/15(3)	100		107
144A 7.950%, 6/20/24(3)	200		205
Republic of El Salvador 144A 7.650%, 6/15/35(3)	70		76
Republic of Ghana 144A 7.875%, 8/7/23(3)	200		195
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		198
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,273,000	IDR	293
Series FR55, 7.375%, 9/15/16	379,000	IDR	32
Series FR63, 5.625%, 5/15/23	624,000	IDR	44
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		227
Republic of Mozambique EMATUM Finance BV, Series 2020, RegS 6.305%, 9/11/20(4)	200		203
Republic of Panama 5.200%, 1/30/20(4)	200		223

	PAR VALUE		VALUE
Republic of Peru 144A 6.900%, 8/12/37(3)	400	PEN	$149
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	122
Republic of Poland
Series 1021, 5.750%, 10/25/21	300	PLN	114
3.000%, 3/17/23	$75		73
4.000%, 1/22/24	84		88
Republic of Romania 144A 4.875%, 1/22/24(3)	84		89
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	73
Series R208, 6.750%, 3/31/21	1,470	ZAR	130
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		208
Republic of Turkey
5.125%, 3/25/22	200		212
6.750%, 5/30/40	225		263
Republic of Uruguay 4.375%, 12/15/28(8)	5,193	UYU	251
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		189
Romania 144A 6.750%, 2/7/22(3)	150		180
Russian Federation 144A 7.850%, 3/10/18(3)	5,000	RUB	147
Ukraine
144A 7.750%, 9/23/20(3)	325		312
144A 7.500%, 4/17/23(3)	200		189
United Mexican States
Series M, 6.000%, 6/18/15	3,855	MXN	305
Series M, 6.500%, 6/9/22	2,250	MXN	184

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $9,079)			8,881

CORPORATE BONDS—69.5%
Austria—1.3%
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200		222
144A 6.625%, 4/15/21(3)	200		212

			434

Barbados—0.6%
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200		216

Bermuda—2.0%
Aircastle Ltd.
6.250%, 12/1/19	100		110
5.125%, 3/15/21	120		124
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		219

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Bermuda—(continued)
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	$200		$218

			671

Brazil—5.5%
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	100		109
Banco do Brasil SA 144A 9.250%(2)(3)(6)(7)	200		208
Banco Santander Brasil SA 144A 8.000%, 3/18/16	300	BRL	130
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	125		138
Braskem Finance Ltd. 144A 5.375%, 5/2/22(3)	200		203
BRF SA 144A 7.750%, 5/22/18(3)	400	BRL	156
Companhia Brasileira de Aluminio 144A 4.750%, 6/17/24(3)	200		197
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		141
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250		258
Petrobras International Finance Co. 6.750%, 1/27/41	100		103
Vale SA 5.625%, 9/11/42	200		196

			1,839

Canada—1.0%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		46
Pacific Rubiales Energy Corp.
144A 5.375%, 1/26/19(3)	100		105
144A 5.125%, 3/28/23(3)	200		199

			350

Cayman Islands—1.3%
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	200		217
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	193		206

			423

Chile—2.1%
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	250		249
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250		263
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		199

			711

China—2.4%
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200		193
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200		194

	PAR VALUE	VALUE
China—(continued)
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	$200	$191
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200	207

		785

Colombia—1.6%
Bancolombia S.A. 5.125%, 9/11/22	250	251
Comcel Trust 144A 6.875%, 2/6/24(3)	200	217
Ecopetrol S.A. 5.875%, 9/18/23	65	73

		541

Georgia—0.6%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	216

Hong Kong—1.7%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	221
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325	350

		571

Hungary—0.7%
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	200	223

India—1.6%
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	211
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	312

		523

Indonesia—2.2%
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	199
144A 6.000%, 5/3/42(3)	275	258
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	264

		721

Ireland—2.2%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200	209
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	202
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	195

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Ireland—(continued)
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	$125		$144

			750

Israel—0.7%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200		228

Kazakhstan—2.4%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200		189
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200		198
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	200		192
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200		218

			797

Luxembourg—5.3%
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200		223
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	200		207
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		205
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		216
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		203
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		190
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		107
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(5)	200		195
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(3)	200		212

			1,758

Macedonia—0.6%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		210

Mexico—5.7%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		209
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		208
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	153

	PAR VALUE		VALUE
Mexico—(continued)
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	$150		$171
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	150		147
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	200		211
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200		220
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	200		208
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	134
Petroleos Mexicanos 144A 6.375%, 1/23/45(3)	200		232

			1,893

Netherlands—2.5%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200		206
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		193
Petrobras Global Finance BV 6.250%, 3/17/24	200		213
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200		215

			827

Panama—1.7%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		206
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	200		215
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		156

			577

Peru—2.5%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		110
144A 6.125%, 4/24/27(2)(3)	100		107
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	100		107
144A 6.625%, 3/19/29(2)(3)	100		106
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		188
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(3)	200		200

			818

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Russia—1.0%
AHML Finance Ltd. 144A 7.750%, 2/13/18	5,000	RUB	$137
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	$200		205

			342

Singapore—1.2%
BOC Aviation Pte Ltd. 144A 3.875%, 5/9/19	200		200
Oversea-Chinese Banking Corp. Ltd. 4.000%, 10/15/24(2)(3)	200		204

			404

South Africa—0.6%
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200		188

Sri Lanka—0.6%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		213

Sweden—0.6%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		208

Thailand—0.6%
Bangkok Bank Plc 144A 3.300%, 10/3/18(3)	200		203

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	67		71

Turkey—3.4%
Akbank TAS 144A 7.500%, 2/5/18(3)	300	TRY	132
KOC Holdings AS 144A 3.500%, 4/24/20(3)	200		190
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200		201
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200		222
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	200		194
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200		191

			1,130

Ukraine—0.8%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250		279

United Arab Emirates—1.9%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275		322
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250		327

			649

	PAR VALUE		VALUE
United Kingdom—2.6%
EnQuest plc 144A 7.000%, 4/15/22(3)	$200		$207
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200		209
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	200		231
144A 7.125%, 5/31/23(3)	200		211

			858

United States—2.9%
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	250		258
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	45		44
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	100		108
First Data Corp. 11.750%, 8/15/21	165		196
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	55		56
Parker Drilling Co.(The) 144A 6.750%, 7/15/22(3)	50		52
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250		270

			984

Venezuela—3.3%
Corp Andina de Fomento 4.375%, 6/15/22	200		212
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	955		887

			1,099

Virgin Islands (British)—1.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	275	BRL	120
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	200		201
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200		205

			526

TOTAL CORPORATE BONDS (Identified Cost $23,020)			23,236

	SHARES		VALUE
PREFERRED STOCK—0.6%
Energy—0.6%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	200	(11)	201

TOTAL PREFERRED STOCK (Identified Cost $202)			201

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—1.2%
Consumer Discretionary—0.5%
Laureate Education, Inc. 2018 Extended, 0.000%, 6/15/18(10)	$150	$147
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(10)	22	22

		169

Information Technology—0.7%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	168	169
IPC Systems, Inc. First Lien, 0.000%, 11/8/20(10)	54	54

		223

TOTAL LOAN AGREEMENTS (Identified Cost $393)		392

TOTAL LONG TERM INVESTMENTS—97.9% (Identified cost $32,694)		32,710

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	472,138	472

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $472)		472

TOTAL INVESTMENTS—99.3% (Identified Cost $33,166)		33,182	(1)
Other assets and liabilities, net—0.7%		245

NET ASSETS—100.0%		$33,427

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $22,931 or 68.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.
(10)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	7%
Venezuela	7
Brazil	6
United States	6
Luxembourg	5
Turkey	5
Indonesia	3
Other	61

Total	100%

†	% of total investments as of June 30, 2014

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds	$23,236	$—	$23,236
Foreign Government Securities	8,881	—	8,881
Loan Agreements	392	—	392
Equity Securities:
Preferred Stock	201	—	201
Short-Term Investments	472	472	—

Total Investments	$33,182	$472	$32,710

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—4.0%
Financials—0.5%
Banco Davivienda SA 4.090% (Colombia)	23,969	$387

Materials—2.2%
Klabin SA 2.620% (Brazil)	387,600	384
Vale SA 6.290% (Brazil)	121,900	1,449

		1,833

Utilities—1.3%
Cia Energetica de Sao Paulo, Class B 3.850% (Brazil)	47,200	592
Companhia Paranaense de Energia 2.350%, Class B (Brazil)	32,700	500

		1,092

TOTAL PREFERRED STOCK (Identified Cost $3,096)		3,312

COMMON STOCKS—86.1%
Consumer Discretionary—7.0%
Arcelik AS (Turkey)	36,225	220
China Motor Corp. (Taiwan)	436,000	435
Coway Co. Ltd. (South Korea)	8,658	725
Foschini Group Ltd. (The) (South Africa)	21,108	221
Great Wall Motor Co., Ltd. (China)	86,500	321
Halla Visteon Climate Control Corp. (South Korea)	15,810	716
Imperial Holdings Ltd. (South Africa)	14,067	264
Kangwon Land, Inc. (South Korea)	23,600	693
Lojas Renner S.A. (Brazil)	10,600	340
Media Nusantara Citra Tbk PT (Indonesia)	695,200	162
Naspers Ltd. Class N (South Africa)	1,902	224
Pou Chen Corp. (Taiwan)	215,000	259
Tofas Turk Otomobil Fabrikasi AS (Turkey)	51,536	320
Truworths International Ltd. (South Africa)	35,291	249
UMW Holdings Bhd (Malaysia)	216,400	736

		5,885

Consumer Staples—5.6%
Ambev SA (Brazil)(2)	188,400	1,334
Fomento Economico Mexicano S.A.B. de CV (Mexico)	37,400	350
Hite Jinro Co., Ltd. (South Korea)	19,220	417
Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Mexico)	77,100	216

	SHARES	VALUE
Consumer Staples—(continued)
KT&G Corp. (South Korea)	15,251	$1,349
Souza Cruz S.A. (Brazil)	15,600	162
Spar Group Ltd. (The) (South Africa)	38,831	454
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	84,100	226
Want Want China Holdings Ltd. (China)	116,000	167

		4,675

Energy—9.3%
China Petroleum & Chemical Corp. Class H (China)	671,800	640
China Shenhua Energy Co., Ltd. Class H (China)	240,000	694
CNOOC Ltd. (China)	540,000	970
Ecopetrol S.A. (Colombia)	469,758	853
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	35,691	311
Lukoil OAO Sponsored ADR (Russia)	18,750	1,122
PT Indo Tambangraya Megah ADR (Indonesia)	107,400	245
PTT PCL (Thailand)	54,800	537
Sasol Ltd. (South Africa)	23,000	1,367
Tatneft OAO (Russia)	28,572	1,117

		7,856

Financials—27.5%
Agricultural Bank of China Ltd. (China)	1,144,000	505
Alliance Financial Group Bhd (Malaysia)	434,400	639
AMMB Holdings Bhd (Malaysia)	237,600	527
Banco de Chile (Chile)	5,193,495	691
Banco do Brasil S.A. (Brazil)	18,200	204
Banco Santander Chile SA (Chile)	26,799,327	1,766
Bancolombia SA (Colombia)	45,777	671
Bank of China Ltd. (China)	4,363,000	1,953
Barclays Africa Group Ltd. (South Africa)	53,227	808
BR Malls Participacoes S.A. (Brazil)	49,900	425
BR Properties S.A. (Brazil)	24,700	149
China Construction Bank Corp. (China)	3,069,000	2,320
China Life Insurance Co. Ltd. (China)	286,000	749
China Minsheng Banking Corp. Ltd. (China)	480,000	435
Compartamos Sab de CV (Mexico)	368,800	712
Dongbu Insurance Co., Ltd. (South Korea)	8,590	441
Evergrande Real Estate Group Ltd. (China)	642,000	249
Far East Horizon Ltd. (Hong Kong)	308,000	225
Farglory Land Development Co., Ltd. (Taiwan)	321,000	437
FirstRand Ltd. (South Africa)	183,191	702
Grupo Financiero Inbursa Sab de C.V. (Mexico)	49,500	148

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Guangzhou R&F Properties Co., Ltd. (China)	332,800	$411
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	16,830	480
Industrial & Commercial Bank of China Ltd. (China)	3,026,000	1,913
Industrial Bank of Korea (South Korea)	30,170	403
Komercni Banka A.S. (Czech Republic)	1,744	401
Mirae Asset Securities Co., Ltd. (South Korea)	3,403	151
Porto Seguro S.A. (Brazil)	21,300	304
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	24,469	304
Powszechny Zaklad Ubezpieczen S.A. (Poland)	5,882	860
Redefine Properties Ltd. (South Africa)	320,931	289
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	956	243
Sberbank of Russia ADR (Russia)	106,222	1,080
Shimao Property Holdings Ltd. (China)	108,500	199
Siam Commercial Bank PCL (Thailand)	101,100	525
Soho China Ltd. (China)	289,000	228
Standard Bank Group Ltd. (South Africa)	45,633	622

		23,169

Health Care—0.2%
Kalbe Farma Tbk PT (Indonesia)	1,155,000	162

Industrials—7.4%
Aboitiz Equity Ventures, Inc. (Philippines)	311,000	399
Alfa Sab de C.V. (Mexico)	108,600	300
CTCI Corp. (Taiwan)	239,000	414
Doosan Heavy Industries & Construction Co. Ltd. (South Korea)	21,140	732
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	115,700	789
Grupo Carso Sab de C.V. (Mexico)	22,600	117
Jiangsu Expressway Co., Ltd. (China)	588,000	696
LG Corp. (South Korea)	12,122	749
LS Industrial Systems Co. Ltd. (South Korea)	5,354	349
S-1 Corp. (South Korea)	4,190	337
Samsung Heavy Industries Co., Ltd. (South Korea)	20,420	546
Tav Havalimanlari Holding AS (Turkey)	34,349	273
Zhejiang Expressway Co., Ltd. (China)	542,000	549

		6,250

	SHARES	VALUE
Information Technology—13.2%
Asustek Computer, Inc. (Taiwan)	51,000	$569
Cielo SA (Brazil)	38,540	794
Delta Electronics, Inc. (Taiwan)	120,000	874
Kinsus Interconnect Technology Corp. (Taiwan)	138,000	619
Lite-On Technology Corp. (Taiwan)	184,184	307
Phison Electronics Corp. (Taiwan)	65,000	524
Quanta Computer, Inc. (Taiwan)	326,000	950
Radiant Opto-Electronics Corp. (Taiwan)	231,260	991
Realtek Semiconductor Corp. (Taiwan)	253,000	802
SK C&C Co. Ltd. (South Korea)	3,529	581
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	822,000	3,483
Transcend Information, Inc. (Taiwan)	186,000	639

		11,133

Materials—6.4%
China Bluechemical Ltd. Class H (China)	502,000	274
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	291,100	971
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	142,700	271
Jiangxi Copper Co., Ltd. (China)	444,000	702
Kumba Iron Ore Ltd. (South Africa)	16,156	515
MMC Norilsk Nickel ADR (Russia)	43,201	860
Nampak Ltd. (South Africa)	37,656	130
PTT Global Chemical PCL (Thailand)	311,800	649
Semen Gresik (Persero) Tbk PT (Indonesia)	246,600	314
Taiwan Cement Corp. (Taiwan)	451,000	683

		5,369

Telecommunication Services—6.6%
Advanced Info Service PCL (Thailand)	65,400	443
America Movil S.A.B. de C.V. Series L (Mexico)	265,400	276
China Communications Services Corp. Ltd. (China)	480,000	233
China Mobile Ltd. (China)	133,500	1,295
MTN Group Ltd. (South Africa)	50,526	1,064
SK Telecom Co., Ltd. (South Korea)	3,719	869
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,706,000	563
Tim Participacoes S.A. (Brazil)	29,000	169
Turk Telekomunikasyon AS (Turkey)	223,158	645

		5,557

Utilities—2.9%
CEZ AS (Czech Republic)	28,969	875

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Huaneng Power International, Inc. Class H (China)	676,000	$763
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,603,500	754

		2,392

TOTAL COMMON STOCKS (Identified Cost $68,568)		72,448

EXCHANGE-TRADED FUNDS—6.2%
iPath MSCI India Index ETN	37,894	2,610
iShares MSCI India ETF	88,600	2,634

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,630)		5,244

TOTAL LONG TERM INVESTMENTS—96.3% (Identified cost $76,294)		81,004

SHORT-TERM INVESTMENTS—2.4%
Money Market Mutual Funds—2.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,022,044	2,022

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,022)		2,022

TOTAL INVESTMENTS—98.7% (Identified Cost $78,316)		83,026	(1)
Other assets and liabilities, net—1.3%		1,127

NET ASSETS—100.0%		$84,153

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
ETN	Exchange Traded Note

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
China	20%
Taiwan	14
South Korea	12
Brazil	9
South Africa	8
United States	6
Russia	5
Other	26

Total	100%

†	% of total investments as of June 30, 2014

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$72,448	$72,448
Exchange-Traded Funds	5,244	5,244
Preferred Stock	3,312	3,312
Short-Term Investments	2,022	2,022

Total Investments	$83,026	$83,026

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.5%
Consumer Discretionary—1.5%
Marcopolo S.A. 1.860% (Brazil)	29,100	$57

TOTAL PREFERRED STOCK (Identified Cost $64)		57

COMMON STOCKS—84.8%
Consumer Discretionary—8.8%
Ace Hardware Indonesia Tbk PT (Indonesia)	985,000	73
Goldlion Holdings Ltd. (Hong Kong)	206,000	83
Pico Far East Holdings Ltd. (Hong Kong)	477,780	111
Truworths International Ltd. (South Africa)	8,900	63

		330

Consumer Staples—21.8%
AVI Ltd. (South Africa)	12,000	69
Compania Cervecerias Unidas SA ADR (Chile)	2,735	64
Embotelladora Andina ADR S.A. (Chile)	3,610	82
Eurocash S.A. (Poland)	6,100	81
Grupo Herdez Sab de CV (Mexico)	19,300	59
Guinness Anchor Bhd (Malaysia)	20,500	84
Massmart Holdings Ltd. (South Africa)	7,700	95
Oldtown Bhd (Malaysia)	109,750	75
Premier Marketing PCL (Thailand)	562,000	175
Wumart Stores, Inc. (China)	42,000	33

		817

Financials—11.9%
ARA Asset Management Ltd. (Singapore)	70,000	100
BFI Finance Indonesia Tbk PT (Indonesia)(2)	325,000	61
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	27,900	59
Equity Bank Ltd. (Kenya)	164,000	86
Korea Ratings Corp. (South Korea)	2,100	72
Tisco Financial Group PCL (Thailand)	54,700	69

		447

Health Care—2.9%
OdontoPrev S.A. (Brazil)	24,800	107

Industrials—20.8%
ASR Logistics Holdings Ltd (Hong Kong)	591,000	100
Freight Management Holdings Bhd (Malaysia)	108,029	60
Prosegur Cia de Seguridad S.A. (Spain)	10,300	74
Riverstone Holdings Ltd. (Singapore)	172,000	128

	SHARES	VALUE
Industrials—(continued)
S-1 Corp. (South Korea)	1,000	$80
Taiwan Secom Co., Ltd. (Taiwan)	38,300	100
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,700	121
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A (Brazil)	7,000	120

		783

Information Technology—11.8%
Bitauto Holdings Ltd. ADR (China)(2)	2,890	141
Lumax International Corp., Ltd. (Taiwan)	55,800	134
MercadoLibre, Inc. (United States)	650	62
Totvs S.A. Com NPV (Brazil)	6,200	107

		444

Materials—6.8%
Cimsa Cimento Sanayi Ve Ticaret AS (Turkey)	5,700	37
Corp. Moctezuma SAB de C.V. (Mexico)	21,300	72
KPX Chemical Co. Ltd. (South Korea)	1,600	96
Synthos SA (Poland)	35,000	51

		256

TOTAL COMMON STOCKS (Identified Cost $3,109)		3,184

WARRANTS—8.6%
Financials—6.4%
Crisil Ltd. Strike price $0.01 Expiration Date 06/02/16 (India)(2)	5,800	173
eClerx Services Ltd. Strike price $0.01 Expiration Date 12/31/18 (India)(2)	3,500	67

		240

Industrials—2.2%
Cummins India Ltd. Strike price $0.01 Expiration Date.12/31/18 (India)(2)	7,800	84

TOTAL WARRANTS (Identified Cost $262)		324

TOTAL LONG TERM INVESTMENTS—94.9% (Identified cost $3,435)		3,565

SHORT-TERM INVESTMENTS—5.5%
Money Market Mutual Funds—5.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	206,835	207

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $207)	207

TOTAL INVESTMENTS—100.4% (Identified Cost $3,642)	3,772	(1)
Other assets and liabilities, net—(0.4)%	(15)

NET ASSETS—100.0%	$3,757

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Brazil	10%
India	9
Hong Kong	8
South Korea	7
United States	7
Taiwan	6
Thailand	6
Other	47

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	3,184	3,184	—
Preferred Stock	57	57	—
Short-Term Investments	207	207	—
Warrants	324	—	324

Total Investments	$3,772	$3,448	$324

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.0%
Financials—1.0%
Itau Unibanco Holding S.A. ADR 0.51% (Brazil)	1,346,387	$19,361

TOTAL PREFERRED STOCK (Identified Cost $16,138)		19,361

COMMON STOCKS—94.8%
Consumer Discretionary—13.2%
Alimentation Couche Tard, Inc. Class B (Canada)	675,402	18,502
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	180,423	18,931
Domino’s Pizza Group plc (United Kingdom)	1,895,180	16,995
Galaxy Entertainment Group Ltd. (Hong Kong)	2,735,286	21,881
Hermes International (France)	54,077	19,956
Luxottica Group SpA (Italy)	142,399	8,242
Naspers Ltd. Class N (South Africa)	197,708	23,275
Paddy Power plc (Ireland)(2)	262,430	17,249
Persimmon plc (United Kingdom)	1,115,705	24,307
Priceline Group, Inc. (The) (United States)(2)	33,207	39,948
Sands China Ltd. (China)	5,507,884	41,609
Shaw Communications, Inc. (Canada)	376,546	9,655

		260,550

Consumer Staples—35.7%
British American Tobacco plc (United Kingdom)	1,951,933	116,183
Diageo plc (United Kingdom)	1,597,062	51,001
Hindustan Unilever Ltd. (India)	1,157,049	11,934
ITC Ltd. (India)	8,734,338	47,204
L’Oreal S.A. (France)	154,038	26,545
Lindt & Spruengli AG (Switzerland)	5,714	29,085
Nestle S.A. Registered Shares (Switzerland)	1,099,789	85,200
Pernod-Ricard S.A. (France)	158,066	18,982
Philip Morris International, Inc. (United States)	1,101,845	92,897
Reckitt Benckiser Group plc (United Kingdom)	663,612	57,921
SABMiller plc (United Kingdom)	1,047,100	60,713
Unilever N.V. (Netherlands)	1,974,111	86,379
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	6,709,395	17,987

		702,031

Energy—4.6%
Core Laboratories N.V. (United States)	302,953	50,611
Enbridge, Inc. (Canada)	854,707	40,555

		91,166

	SHARES	VALUE
Financials—13.2%
Bank of Nova Scotia (Canada)(3)	598,004	$39,869
Daito Trust Construction Co., Ltd. (Japan)	211,100	24,818
Housing Development Finance Corp. (India)	5,194,012	85,715
Housing Development Finance Corp. Bank Ltd. (India)	4,884,767	66,723
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,898	136
Link REIT (The) (Hong Kong)	4,190,994	22,549
UBS AG Registered Shares (Switzerland)	1,054,530	19,347

		259,157

Health Care—12.3%
Cie Generale D’optique Essilor International SA (France)	290,271	30,784
CSL Ltd. (Australia)	423,165	26,555
Grifols SA (Spain)	524,158	28,648
Novo Nordisk A/S Class B (Denmark)	1,277,430	58,794
Ramsay Health Care Ltd. (Australia)	624,394	26,789
Roche Holding AG (Switzerland)	239,196	71,344

		242,914

Industrials—8.6%
Bureau Veritas SA (France)	1,433,050	39,775
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,409,974	9,724
DKSH Holding AG (Switzerland)(3)	357,181	27,167
Legrand SA (France)	220,371	13,484
Rolls-Royce Holdings plc (United Kingdom)	1,764,896	32,288
Rolls-Royce Holdings plc C Shares (United Kingdom)	236,496,064	405
SGS SA Registered Shares (Switzerland)	19,138	45,860

		168,703

Information Technology—3.8%
Baidu, Inc. Sponsored ADR (China)(2)	144,279	26,953
Cielo SA (Brazil)	1,208,124	24,906
Tencent Holdings Ltd. (Cayman Islands)	1,499,835	22,874

		74,733

Materials—3.4%
Air Liquide SA (France)	30,592	4,130
Fresnillo plc (United Kingdom)	1,730,533	25,825
Goldcorp, Inc. (Canada)(3)	839,466	23,429

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Silver Wheaton Corp. (Canada)	520,753	$13,704

		67,088

TOTAL COMMON STOCKS (Identified Cost $1,395,344)		1,866,342

TOTAL LONG TERM INVESTMENTS—95.8% (Identified cost $1,411,482)		1,885,703

SHORT-TERM INVESTMENTS—3.7%
Money Market Mutual Funds—3.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	72,852,934	72,853

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $72,853)		72,853

SECURITIES LENDING COLLATERAL—3.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	76,299,471	76,299

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $76,299)		76,299

TOTAL INVESTMENTS—103.4% (Identified Cost $1,560,634)		2,034,855	(1)
Other assets and liabilities, net—(3.4)%		(66,923)

NET ASSETS—100.0%		$1,967,932

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	19%
United States	16
Switzerland	15
India	10
France	8
Canada	7
Netherlands	4
Other	21

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,866,342	$1,865,937	$405
Preferred Stock	19,361	19,361	—
Securities Lending Collateral	76,299	76,299	—
Short-Term Investments	72,853	72,853	—

Total Investments	$2,034,855	$2,034,450	$405

There are no Level 3 (significant Unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.3%
Consumer Discretionary—0.9%
Mahindra & Mahindra Ltd (India)	11,546	$224

Consumer Staples—12.1%
Andersons, Inc. (The) (United States)	11,467	592
BRF - Brasil Foods S.A. ADR (Brazil)	22,096	537
KWS Saat AG (Germany)	442	156
S&W Seed Co. (United States)(2)	20,193	131
Sanderson Farms, Inc. (United States)	5,290	514
Tyson Foods, Inc. Class A (United States)	29,595	1,111

		3,041

Energy—40.9%
Abraxas Petroleum Corp. (United States)(2)	52,118	326
Athabasca Oil Corp. (Canada)(2)	44,363	318
Bankers Petroleum Ltd. (Canada)(2)	79,270	507
Bellatrix Exploration Ltd. (Canada)(2)(3)	70,693	613
Birchcliff Energy Ltd. (Canada)(2)	18,219	241
Cabot Oil & Gas Corp. (United States)	4,919	168
Canadian Natural Resources Ltd. (Canada)	8,141	374
Canyon Services Group, Inc. (Canada)	23,027	408
Concho Resources, Inc. (United States)(2)	4,652	672
Continental Resources, Inc. (United States)(2)	1,323	209
Crew Energy, Inc. (Canada)	17,361	180
EnCana Corp. (Canada)	25,266	599
EQT Corp. (United States)	2,188	234
FX Energy, Inc. (United States)(2)	56,535	204
Halliburton Co. (United States)	8,384	595
Keyera Corp. (Canada)	4,644	342
MEG Energy Corp. (Canada)(2)	21,154	771
Nabors Industries Ltd. (Bermuda)	6,167	181
Painted Pony Petroleum Ltd. (Canada)(2)	19,043	244
Pembina Pipeline Corp. (Canada)	5,636	243
Precision Drilling Corp. (Canada)	28,180	399
Schlumberger Ltd. (United States)	2,338	276
Shawcor Ltd. (Canada)	5,484	305
Suncor Energy, Inc. (Canada)	13,608	580
Trican Well Service Ltd. (Canada)	18,444	298
Trilogy Energy Corp. (Canada)	8,684	238
Valero Energy Corp. (United States)	14,692	736

		10,261

Health Care—0.6%
Evogene Ltd. (Israel)(2)	9,788	160

	SHARES	VALUE
Industrials—4.7%
AGCO Corp. (United States)	4,644	$261
JGC Corp. (Japan)	9,700	295
Kubota Corp. Sponsored ADR (Japan)	3,009	214
Lindsay Corp. (United States)	2,792	236
Raven Industries, Inc. (United States)	5,207	172

		1,178

Materials—36.1%
Agrium, Inc. (Canada)	2,722	249
Balchem Corp. (United States)	5,171	277
BHP Billiton Ltd. Sponsored ADR (Australia)	9,806	671
CF Industries Holdings, Inc. (United States)	2,068	497
Detour Gold Corp. (Canada)(2)	4,309	59
Du Pont (E.I.) de Nemours & Co. (United States)	9,349	612
Dundee Precious Metals, Inc. (Canada)(2)	12,999	62
First Quantum Minerals Ltd. (Canada)	11,732	251
Fortuna Silver Mines, Inc. (Canada)	10,954	61
Franco-Nevada Corp. (Canada)	15,584	894
Goldcorp, Inc. (Canada)	18,751	523
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	103,298	345
Hudbay Minerals, Inc. (Canada)	27,557	255
Imperial Metals Corp. (Canada)(2)	33,707	493
MBAC Fertilizer Corp. (Canada)(2)(3)	196,244	74
Monsanto Co. (United States)	3,077	384
New Gold, Inc. (Canada)(2)	37,763	240
Nippon Steel & Sumitomo Metal Corp. (Japan)	56,000	179
Potash Corp. of Saskatchewan, Inc. (Canada)(2)	11,681	444
Premier Gold Mines Ltd. (Canada)(2)	23,057	64
Pretium Resources, Inc. (Canada)(2)	7,951	66
Primero Mining Corp. (Canada)(2)	7,584	61
Romarco Minerals Inc (Canada)(2)	68,000	57
Royal Gold, Inc. (United States)	13,583	1,034
Rubicon Minerals Corp (Canada)(2)	43,223	63
Silver Wheaton Corp. (Canada)	19,895	523
Tahoe Resources, Inc. (Canada)(2)	11,192	293
Teck Cominco Ltd. Class B (Canada)	8,620	197
Timmins Gold Corp. (Canada)(2)	33,553	60
Torex Gold Resources, Inc. (Canada)	40,306	62

		9,050

TOTAL COMMON STOCKS (Identified Cost $19,958)		23,914

TOTAL LONG TERM INVESTMENTS—95.3% (Identified cost $19,958)		23,914

1

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.9%
Money Market Mutual Funds—3.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	974,188	$974

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 974)		974

TOTAL INVESTMENTS—99.2% (Identified Cost $ 20,932)		24,888	(1)
Other assets and liabilities, net—0.8%		206

NET ASSETS—100.0%		$25,094

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

2

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Canada	47%
United States	41
Australia	3
Japan	3
Brazil	2
India	1
Mexico	1
Other	2

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$23,914	$23,914
Short-Term Investments	974	974

Total Investments	$24,888	$24,888

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%
Consumer Discretionary—2.5%
Eutelsat Communications SA (France)	46,855	$1,628
SES SA (Luxembourg)	55,335	2,099

		3,727

Energy—26.1%
Enbridge, Inc. (Canada)	156,955	7,451
Keyera Corp. (Canada)	24,945	1,838
Kinder Morgan, Inc. (United States)	104,730	3,797
ONEOK, Inc. (United States)	32,645	2,222
Pembina Pipeline Corp. (Canada)	65,995	2,839
Plains GP Holdings LP (United States)	50,520	1,616
Spectra Energy Corp. (United States)	117,890	5,008
TransCanada Corp. (Canada)	105,260	5,023
Williams Cos., Inc. (The) (United States)	157,320	9,158

		38,952

Financials—2.3%
Crown Castle International Corp. (United States)	45,205	3,357

Industrials—14.5%
Abertis Infraestructuras S.A. (Spain)	132,460	3,048
Atlantia SpA (Italy)	131,061	3,736
Auckland International Airport Ltd. (New Zealand)	522,230	1,783
Ferrovial S.A. (Spain)	96,645	2,153
Flughafen Zuerich AG (Switzerland)	2,711	1,666
Fraport AG Frankfurt Airport Services Worldwide (Germany)	23,790	1,681
Sydney Airport (Australia)	474,720	1,889
Transurban Group (Australia)	508,890	3,546
Vinci SA (France)	28,965	2,166

		21,668

Telecommunication Services—20.1%
American Tower Corp. (United States)	35,750	3,217
AT&T, Inc. (United States)	164,110	5,803
BCE, Inc. (Canada)	25,835	1,172
BT Group plc (United Kingdom)	355,465	2,342
Nippon Telegraph & Telephone Corp. ADR (Japan)	42,940	1,340
Singapore Telecommunications Ltd. (Singapore)	733,400	2,264
TDC A/S (Denmark)	199,055	2,060
TELUS Corp. (Canada)	50,695	1,889
Verizon Communications, Inc. (United States)	109,619	5,364

	SHARES	VALUE
Telecommunication Services—(continued)
Vodafone Group plc ADR (United Kingdom)	97,936	$3,270
Windstream Holdings, Inc. (United States)	127,965	1,275

		29,996

Utilities—31.7%
Allette, Inc. (United States)	26,755	1,374
American Water Works Co., Inc. (United States)	39,260	1,941
APA Group (Australia)	218,385	1,419
Cleco Corp. (United States)	28,040	1,653
CMS Energy Corp. (United States)	47,755	1,488
Dominion Resources, Inc. (United States)	37,235	2,663
DTE Energy Co. (United States)	20,220	1,575
Edison International (United States)	24,595	1,429
Hera SpA (Italy)	474,455	1,351
ITC Holdings Corp. (United States)	38,865	1,418
National Grid plc (United Kingdom)	330,805	4,756
NextEra Energy, Inc. (United States)	42,965	4,403
NiSource, Inc. (United States)	58,465	2,300
Northeast Utilities (United States)	30,805	1,456
Pennon Group plc (United Kingdom)	114,590	1,539
PPL Corp. (United States)	41,615	1,479
Public Service Enterprise Group, Inc. (United States)	43,225	1,763
Questar Corp. (United States)	47,160	1,170
Scottish & Southern Energy plc (United Kingdom)	75,665	2,029
Sempra Energy (United States)	32,895	3,444
Snam Rete Gas SpA (Italy)	242,070	1,458
Terna Rete Elettrica Nazionale S.p.A (Italy)	270,035	1,424
Veolia Environnement SA (France)	105,335	2,007
Wisconsin Energy Corp. (United States)	35,225	1,653

		47,192

TOTAL COMMON STOCKS (Identified Cost $109,447)		144,892

TOTAL LONG TERM INVESTMENTS—97.2% (Identified cost $109,447)		144,892

SHORT-TERM INVESTMENTS—2.1%
Money Market Mutual Funds—2.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	3,167,464	3,167

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,167)		3,167

1

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.3% (Identified Cost $112,614)	148,059	(1)
Other assets and liabilities, net—0.7%	1,093

NET ASSETS—100.0%	$149,152

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	51%
Canada	14
United Kingdom	9
Australia	5
Italy	5
France	4
Spain	3
Other	9

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$144,892	$144,892
Short-Term Investments	3,167	3,167

Total Investments	$148,059	$148,059

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.2%
Financials—1.2%
Itau Unibanco Holding S.A. ADR 0.51% (Brazil)	99,772	$1,435

TOTAL PREFERRED STOCK (Identified Cost $1,182)		1,435

COMMON STOCKS—97.7%
Consumer Discretionary—15.9%
Alimentation Couche Tard, Inc. Class B (Canada)	44,256	1,212
Bally Technologies, Inc. (United States)(2)	19,834	1,304
Chipotle Mexican Grill, Inc. (United States)(2)	1,163	689
Galaxy Entertainment Group Ltd. (Hong Kong)	82,484	660
Las Vegas Sands Corp. (United States)	46,697	3,559
Naspers Ltd. Class N (South Africa)	10,607	1,249
Paddy Power plc (Ireland)(2)	14,075	925
Persimmon plc (United Kingdom)	58,888	1,283
Priceline Group, Inc. (The) (United States)(2)	3,137	3,774
TJX Cos., Inc. (United States)	35,413	1,882
Twenty-First Century Fox, Inc. Class A (United States)	88,887	3,124

		19,661

Consumer Staples—33.7%
Altria Group, Inc. (United States)	79,640	3,340
British American Tobacco plc (United Kingdom)	121,791	7,249
Coca-Cola Co. (The) (United States)	86,276	3,655
Diageo plc (United Kingdom)	77,466	2,474
Hershey Co. (The) (United States)	24,796	2,414
ITC Ltd. (India)	519,583	2,808
Nestle S.A. Registered Shares (Switzerland)	54,586	4,229
Philip Morris International, Inc. (United States)	73,124	6,165
Reckitt Benckiser Group plc (United Kingdom)	23,831	2,080
SABMiller plc (United Kingdom)	35,493	2,058
Unilever N.V. (Netherlands)	95,836	4,193
Whole Foods Market, Inc. (United States)	21,711	839

		41,504

Energy—2.6%
Core Laboratories N.V. (United States)	6,824	1,140
Enbridge, Inc. (Canada)	44,387	2,106

		3,246

Financials—11.4%
Housing Development Finance Corp. (India)	288,510	4,761

	SHARES	VALUE
Financials—(continued)
Housing Development Finance Corp. Bank Ltd. (India)	272,025	$3,716
Prosperity Bancshares, Inc. (United States)	1,700	107
UBS AG Registered Shares (Switzerland)	66,573	1,221
Wells Fargo & Co. (United States)	81,220	4,269

		14,074

Health Care—11.5%
Biogen Idec, Inc. (United States)(2)	5,040	1,589
Celgene Corp. (United States)(2)	28,018	2,406
Grifols SA (Spain)	32,454	1,774
HealthSouth Corp. (United States)	290	10
Johnson & Johnson (United States)	17,812	1,864
Novo Nordisk A/S Class B (Denmark)	44,068	2,028
Roche Holding AG (Switzerland)	8,274	2,468
Zoetis, Inc. (United States)	61,984	2,000

		14,139

Industrials—5.2%
Bureau Veritas SA (France)	48,927	1,358
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	74,206	512
Precision Castparts Corp. (United States)	4,700	1,186
SGS SA Registered Shares (Switzerland)	839	2,010
TransDigm Group, Inc. (United States)	8,308	1,390

		6,456

Information Technology—14.5%
Baidu, Inc. Sponsored ADR (China)(2)	7,523	1,405
Cielo SA (Brazil)	67,475	1,391
Cognizant Technology Solutions Corp. Class A (United States)(2)	42,650	2,086
Google, Inc. Class C (United States)(2)	4,411	2,538
MasterCard, Inc. Class A (United States)	78,230	5,748
Tencent Holdings Ltd. (Cayman Islands)	95,765	1,460
Visa, Inc. Class A (United States)	15,140	3,190

		17,818

Materials—2.9%
Fresnillo plc (United Kingdom)	91,164	1,361
Goldcorp, Inc. (Canada)(3)	52,102	1,454
Silver Wheaton Corp. (Canada)	27,870	733

		3,548

TOTAL COMMON STOCKS (Identified Cost $90,397)		120,446

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $91,579)		121,881

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,141,934	$1,142

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,142)		1,142

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	1,479,000	1,479	(4)

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,479)		1,479

TOTAL INVESTMENTS—101.0% (Identified Cost $94,200)		124,502	(1)
Other assets and liabilities, net—(1.0)%		(1,221)

NET ASSETS—100.0%		$123,281

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	51%
United Kingdom	13
India	9
Switzerland	8
Canada	5
Netherlands	3
Brazil	2
Other	9

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$120,446	$120,446
Preferred Stock	1,435	1,435
Securities Lending Collateral	1,479	1,479
Short-Term Investments	1,142	1,142

Total Investments	$124,502	$124,502

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.4%
Consumer Staples Select Sector SPDR Fund	380,170	$16,963
Energy Select Sector SPDR Fund	170,370	17,054
Financial Select Sector SPDR Fund	753,670	17,138
Health Care Select Sector SPDR Fund	283,520	17,246
Industrial Select Sector SPDR Fund	312,480	16,893
iShares MSCI Canada Index Fund	347,623	11,197
iShares MSCI Emerging Markets Index Fund	788,490	34,086
iShares MSCI Japan Index Fund	916,000	11,029
iShares MSCI Pacific Ex-Japan Index Fund	211,180	10,401
Materials Select Sector SPDR Fund	346,470	17,199
Technology Select Sector SPDR Fund	451,400	17,311
Utilities Select Sector SPDR Fund	395,910	17,523
Vanguard FTSE Europe ETF	537,410	32,218

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $210,811)		236,258

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $210,811)		236,258

SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Funds—0.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	193,015	193

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $193)		193

TOTAL INVESTMENTS—99.5% (Identified Cost $211,004)		236,451	(1)
Other assets and liabilities, net—0.5%		1,168

NET ASSETS—100.0%		$237,619

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$236,258	$236,258
Short-Term Investments	193	193

Total Investments	$236,451	$236,451

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Australia—5.1%
BGP Holdings plc(2)(3)(4)	13,566	$0
Dexus Property Group	593,440	621
GPT Group	76,500	277
Scentre Group(2)	295,989	893
Westfield Corp	121,550	820

		2,611

Canada—4.2%
Allied Properties Real Estate Investment Trust	20,485	679
Canadian Real Estate Investment Trust	8,475	365
First Capital Realty, Inc.	23,380	408
RioCan Real Estate Investment Trust	26,562	680

		2,132

Finland—0.6%
Citycon OYJ(2)	86,470	317

France—1.7%
Fonciere Des Regions	2,554	277
Klepierre	5,120	261
Mercialys SA	14,700	342

		880

Germany—2.0%
Deutsche Annington Immobilien SE	13,780	406
LEG Immobilien AG	9,254	623

		1,029

Hong Kong—3.9%
Hang Lung Properties Ltd.	143,000	441
Hongkong Land Holdings Ltd.	56,900	379
Hysan Development Co. Ltd.	74,000	347
Link REIT (The)	154,504	831

		1,998

Italy—0.1%
Beni Stabili SpA	49,478	45

Japan—5.7%
AEON Mall Co., Ltd.	14,377	379
GLP J-REIT	356	399
Industrial & Infrastructure Fund Investment Corp.	23	206
Japan Prime Realty Investment Corp.	26	93
Japan Real Estate Investment Corp.	56	326
Kenedix Realty Investment Corp.	64	348

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	61	$357
Nippon Prologis REIT, Inc.	170	396
Nomura Real Estate Office Fund, Inc.	64	302
Tokyu REIT, Inc.	80	112

		2,918

Mexico—1.9%
Prologis Property Mexico SA de CV(2)	306,800	651
TF Administradora Industrial S de Rl de CV	146,222	327

		978

Netherlands—3.1%
Unibail-Rodamco SE	5,373	1,563

Norway—0.6%
Norwegian Property ASA(2)	242,575	299

Singapore—3.6%
CapitaMall Trust	266,450	422
CapitaRetail China Trust	374,331	444
Global Logistic Properties Ltd.	332,500	720
Mapletree Logistics Trust	291,545	273

		1,859

Sweden—0.8%
Castellum AB	23,340	414

United Kingdom—7.6%
Big Yellow Group plc	38,728	329
British Land Co. plc	47,400	570
Derwent London plc	5,310	243
Great Portland Estates plc	18,171	200
Hammerson plc	63,320	629
Land Securities Group plc	44,131	782
Safestore Holdings plc	121,726	454
SEGRO plc	63,490	375
Unite Group PLC / The	46,500	314

		3,896

United States—56.5%
American Campus Communities, Inc.	15,638	598
AvalonBay Communities, Inc.	7,945	1,130
Boston Properties, Inc.	9,228	1,091
Brixmor Property Group, Inc.	9,883	227
Camden Property Trust	12,510	890
DCT Industrial Trust, Inc.	134,393	1,103

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
DDR Corp.	43,845	$773
Douglas Emmett, Inc.	24,269	685
Duke Realty Corp.	36,800	668
EastGroup Properties, Inc.	1,700	109
Equity Lifestyle Properties, Inc.	5,246	232
Equity Residential	23,515	1,481
Essex Property Trust, Inc.	7,429	1,374
Extra Space Storage, Inc.	18,695	996
General Growth Properties, Inc.	59,219	1,395
HCP, Inc.	20,529	849
Highwoods Properties, Inc.	7,510	315
Host Hotels & Resorts, Inc.	34,308	755
Kilroy Realty Corp.	19,275	1,200
Kimco Realty Corp.	26,285	604
LaSalle Hotel Properties	15,115	533
Liberty Property Trust	23,167	879
Macerich Co. (The)	19,273	1,286
Pebblebrook Hotel Trust	22,959	849
Prologis, Inc.	41,648	1,711
Public Storage	11,290	1,935
Simon Property Group, Inc.	18,731	3,115
SL Green Realty Corp.	3,786	414
Tanger Factory Outlet Centers	21,600	755
Ventas, Inc.	12,072	774
Washington Prime Group, Inc.(2)	11,616	218

		28,944

TOTAL COMMON STOCKS (Identified Cost $41,868)		49,883

RIGHTS—0.1%
Finland—0.1%
Citycon Oyj(2)(4)	12,352	45

TOTAL RIGHTS (Identified Cost $44)		45

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $41,912)		49,928

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Funds—3.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,637,909	$1,638

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 1,638)		1,638

TOTAL INVESTMENTS—100.7% (Identified Cost $ 43,550)		51,566	(1)
Other assets and liabilities, net—(0.7)%		(341)

NET ASSETS—100.0%		$51,225

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
United Kingdom	7
Japan	6
Australia	5
Canada	4
Hong Kong	4
Singapore	4
Other	11

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$49,883	$49,883	$0	$0	(1)
Rights	45	—	45	0
Short-Term Investments	1,638	1,638	0	—

Total Investments	$51,566	$51,521	$45	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—15.4%
Barrat Developments plc (United Kingdom)	43,662	$279
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	4,032	423
Domino’s Pizza Group plc (United Kingdom)	20,832	187
Hermes International (France)	535	197
Luxottica Group SpA (Italy)	7,299	423
Naspers Ltd. Class N (South Africa)	1,963	231
Paddy Power plc (Ireland)(2)	4,422	291
Persimmon plc (United Kingdom)	13,654	297
Priceline.com LLC (United States)(2)	297	357
William Hill plc (United Kingdom)	42,725	240

		2,925

Consumer Staples—34.1%
Anheuser-Busch InBev N.V. (Belgium)	3,334	383
British American Tobacco plc (United Kingdom)	16,452	979
Diageo plc (United Kingdom)	16,948	541
L’Oreal S.A. (France)	2,016	348
Lindt & Spruengli AG (Switzerland)	42	214
Nestle S.A. Registered Shares (Switzerland)	9,849	763
Pernod-Ricard S.A. (France)	2,106	253
Philip Morris International, Inc. (United States)	9,461	798
Reckitt Benckiser Group plc (United Kingdom)	6,890	601
SABMiller plc (United Kingdom)	14,191	823
Unilever N.V. (Netherlands)	17,465	764

		6,467

Energy—3.3%
Core Laboratories N.V. (United States)	3,717	621

Financials—5.5%
Countrywide plc (United Kingdom)	11,721	103
Reinet Investments SCA (Luxembourg)	8,943	206
Svenska Handelsbanken AB Class A (Sweden)	4,767	233
UBS AG Registered Shares (Switzerland)	17,586	323
Unibail-Rodamco SE (France)	637	185

		1,050

Health Care—15.3%
Cie Generale D’optique Essilor International SA (France)	2,885	306
Elekta AB (Sweden)	10,877	139
Grifols SA (Spain)	10,250	560

	SHARES	VALUE
Health Care—(continued)
Novartis AG Registered Shares (Switzerland)	1,813	$164
Novo Nordisk A/S Class B (Denmark)	12,195	561
Novozymes A/S Class B (Denmark)	4,410	221
Roche Holding AG (Switzerland)	3,153	941

		2,892

Industrials—12.8%
Airbus Group NV (United States)	2,195	147
Bureau Veritas SA (France)	17,799	494
DKSH Holding AG (Switzerland)	4,067	309
Indutrade AB (Sweden)	4,841	226
Intertek Group plc (United Kingdom)	1,401	66
Legrand SA (France)	2,137	131
Rolls-Royce Holdings plc C Shares (United Kingdom)	2,630,018	4
Rolls-Royce Holdings plc C Shares (United Kingdom)(2)	20,827	381
SGS SA Registered Shares (Switzerland)	148	355
Zodiac Aerospace (France)	9,145	310

		2,423

Information Technology—2.3%
Accenture plc Class A (United States)	2,596	210
Wirecard AG (Germany)	5,173	223

		433

Materials—6.4%
Air Liquide SA (France)	2,595	351
Fresnillo plc (United Kingdom)	25,240	377
Randgold Resources Ltd. (Jersey)	1,658	138
Randgold Resources Ltd. ADR (Jersey)	1,823	154
Sika AG (Switzerland)	47	192

		1,212

TOTAL COMMON STOCKS (Identified Cost $14,429)		18,023

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $14,429)		18,023

SHORT-TERM INVESTMENTS—7.0%
Money Market Mutual Funds—7.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,334,220	1,334

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,334)		1,334

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—102.1% (Identified Cost $15,763)	19,357	(1)
Other assets and liabilities, net—(2.1)%	(397)

NET ASSETS—100.0%	$18,960

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	25%
Switzerland	19
United States	18
France	13
Denmark	4
Netherlands	4
Sweden	3
Other	14

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$18,023	$18,019	$4
Short-Term Investments	1,334	1,334	—

Total Investments	$19,357	$19,353	$4

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS—85.9%
Convertible Funds—6.0%
AllianzGI Equity & Convertible Income Fund	37,208	$752
Putnam High Income Securities Fund	44,103	384

		1,136

Equity Funds—31.0%
Adams Express Co.	42,270	581
Alpine Total Dynamic Dividend Fund	56,634	505
ASA Gold and Precious Metals Ltd.	4,500	66
Boulder Growth & Income Fund, Inc.	14,323	122
Cohen & Steers Infrastructure Fund, Inc.	18,500	453
Cohen & Steers REIT and Preferred Income Fund, Inc.	21,491	388
Cohen & Steers Total Return Realty Fund, Inc.	16,684	207
Eaton Vance Tax-Advantaged Dividend Income Fund	5,363	111
First Opportunity Fund, Inc.	21,721	209
Gabelli Healthcare & WellnessRx Trust (The)	25,082	259
General American Investors Co., Inc.	12,235	450
Goldman Sachs MLP Income Opportunities Fund	16,300	339
H&Q Healthcare Investors	5,000	132
Kayne Anderson Energy Total Return Fund, Inc.	16,060	521
Liberty All Star Equity Fund	57,389	345
LMP Capital and Income Fund, Inc.	21,665	384
Petroleum & Resources Corp.	12,354	385
RMR Real Estate Income Fund	10,502	207
Tortoise Energy Independence Fund, Inc.	4,190	118
Tri-Continental Corp.	5,847	123

		5,905

Income Funds—25.5%
American Income Fund, Inc.	78,797	611
American Select Portfolio	50,113	536
BlackRock Credit Allocation Income Trust IV	18,768	258
First Trust High Income Long/Short Fund	25,400	461
First Trust Intermediate Duration Preferred & Income Fund	35,871	820
First Trust Mortgage Income Fund	20,300	322
Guggenheim Build America Bonds Managed Duration Trust	4,219	93
Montgomery Street Income Securities, Inc.	6,207	104
Morgan Stanley Income Securities, Inc.	6,582	119
Nuveen Credit Strategies Income Fund	81,725	765

	SHARES	VALUE
Income Funds—(continued)
Putnam Master Intermediate Income Trust	13,600	$70
Putnam Premier Income Trust	72,407	402
TCW Strategic Income Fund, Inc.	42,661	235
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	62

		4,858

International Equity Funds—15.2%
Aberdeen Indonesia Fund, Inc. (The)	2,210	21
Aberdeen Japan Equity Fund, Inc.	61,284	436
Aberdeen Singapore Fund, Inc.	5,100	67
Alpine Global Dynamic Dividend Fund	46,097	484
Brookfield Global Listed Infrastructure Income Fund, Inc.	14,217	356
Clough Global Opportunities Fund	19,477	253
Delaware Enhanced Global Dividend and Income Fund	10,400	132
Japan Smaller Capitalization Fund, Inc.	38,777	366
Korea Fund, Inc. (The)(2)	5,918	253
Macquarie Global Infrastructure Total Return Fund, Inc.	4,900	126
New Germany Fund, Inc. (The)	15,933	297
Templeton Dragon Fund, Inc.	4,400	114

		2,905

International Income Funds—4.8%
Aberdeen Asia-Pacific Income Fund, Inc.	17,034	107
Pimco Dynamic Credit Income Fund	34,300	817

		924

Municipal Bond Funds—3.4%
Nuveen Dividend Advantage Municipal Fund 3	20,900	286
Nuveen Dividend Advantage Municipal Income Fund	25,334	359

		645

TOTAL CLOSED END FUNDS (Identified Cost $15,309)		16,373

PREFERRED STOCK—4.0%
Financials—4.0%
Oxford Lane Capital Corp.(2)	16,516	405
Oxford Lane Capital Corp.(2)	14,227	360

TOTAL PREFERRED STOCK (Identified Cost $753)		765

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
RIGHTS—0.1%
Gabelli Healthcare & WellnessRx Trust	25,082	$10

TOTAL RIGHTS (Identified Cost $0)		10

TOTAL LONG TERM INVESTMENTS—90.0% (Identified cost $16,062)		17,148

	SHARES	VALUE
SHORT-TERM INVESTMENTS—11.1%
Money Market Mutual Funds—11.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,118,212	2,118

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,118)		2,118

TOTAL INVESTMENTS—101.1% (Identified Cost $18,180)		19,266	(1)
Other assets and liabilities, net—(1.1)%		(218)

NET ASSETS—100.0%		$19,048

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$16,373	$16,373
Preferred Stock	765	765
Rights	10	10
Short-Term Investments	2,118	2,118

Total Investments	$19,266	$19,266

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.4%
Iowa—0.2%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	$155	$161

Puerto Rico—0.2%
Commonwealth of Puerto Rico Series A, 5.750%, 7/1/41	310	224

TOTAL MUNICIPAL BONDS (Identified Cost $399)		385

MORTGAGE-BACKED SECURITIES—1.5%
Non-Agency—1.5%
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	225	177
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	172	174
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	205	217
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	270	279
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	216	219
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	232	235

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,274)		1,301

ASSET-BACKED SECURITIES—0.5%
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	270	276
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(2)(3)	122	119

TOTAL ASSET-BACKED SECURITIES (Identified Cost $380)		395

CORPORATE BONDS—79.1%
Consumer Discretionary—19.0%
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340	341

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Boyd Gaming Corp. 9.000%, 7/1/20	$500	$553
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	385	409
144A 6.125%, 7/1/22(3)	35	37
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	500	421
Caesars Entertainment Resort Properties LLC
144A 8.000%, 10/1/20(3)	235	247
144A 11.000%, 10/1/21(3)	410	443
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	260	264
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	415	444
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	650	694
Chrysler Group LLC 8.250%, 6/15/21	380	431
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	300	308
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	180	175
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	780	845
Series A 7.625%, 3/15/20	130	140
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	245	265
DISH DBS Corp. 5.000%, 3/15/23	640	654
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	10	10
144A 4.875%, 11/1/20(3)	205	211
144A 5.375%, 11/1/23(3)	5	5
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320	360
Guitar Center, Inc.
144A 6.500%, 4/15/19(3)	250	248
144A 9.625%, 4/15/20(3)	90	86
Hilton Worldwide Finance LLC 144A 5.625%, 10/15/21(3)	440	468
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	260	290
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	390	396
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	355	392
Lear Corp. 5.375%, 3/15/24	245	253
Mediacom Broadband LLC 144A 5.500%, 4/15/21(3)	250	254
Meritor, Inc. 6.750%, 6/15/21	445	481

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
MGM Resorts International 6.750%, 10/1/20	$760		$850
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	450		502
Numericable Group SA
144A 6.000%, 5/15/22(3)	200		208
144A 6.250%, 5/15/24(3)	200		209
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	140		133
Pinnacle Entertainment, Inc. 7.500%, 4/15/21	500		540
Playa Resorts Holding B.V. 144A 8.000%, 8/15/20(3)	200		217
Quiksilver Wholesale, Inc. 10.000%, 8/1/20	200		202
Rent-A-Center, Inc. 6.625%, 11/15/20	250		262
Scientific Games International, Inc. 144A 6.625%, 5/15/21(3)	270		268
Sinclair Television Group, Inc. 5.375%, 4/1/21	560		566
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	430		425
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365		375
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	475		485
United Artists Theatre Circuit, Inc.
Series BD-1 9.300%, 7/1/15(5)(6)	95		96
Series AW-0 9.300%, 7/1/15(5)(6)	—	(11)	1
Series BE-9 9.300%, 7/1/15(5)(6)	3		3
Series 95-A 9.300%, 7/1/15(5)(6)	84		85
Univision Communications, Inc. 144A 8.500%, 5/15/21(3)	365		407
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	250		269
WMG Acquisition Corp.
144A 5.625%, 4/15/22(3)	250		252
144A 6.750%, 4/15/22(3)	250		251

			16,731

Consumer Staples—3.4%
Darling Ingredients, Inc. Escrow Corp. 144A 5.375%, 1/15/22(3)	440		458
Elizabeth Arden, Inc. 7.375%, 3/15/21	165		176
Ingles Markets, Inc. 5.750%, 6/15/23	550		560
Post Holdings, Inc. 6.000%, 12/15/22(3)	250		256
Rite Aid Corp. 6.750%, 6/15/21	250		272
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250		265
Spectrum Brands Escrow Corp. 6.375%, 11/15/20	385		417

	PAR VALUE	VALUE
Consumer Staples—(continued)
SUPERVALU, Inc. 6.750%, 6/1/21	$300	$310
Vector Group Ltd. 7.750%, 2/15/21	300	321

		3,035

Energy—11.8%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)	95	99
BreitBurn Energy Partners 7.875%, 4/15/22	360	393
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	445	456
CHC Helicopter SA 9.250%, 10/15/20	252	276
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	234
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	260	273
Denbury Resources, Inc. 5.500%, 5/1/22	285	292
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	55	59
Energy Transfer Equity LP 144A 5.875%, 1/15/24(3)	345	362
Energy XXI Gulf Coast, Inc. 7.500%, 12/15/21	500	538
EnQuest plc 144A 7.000%, 4/15/22(3)	250	259
EP Energy LLC 9.375%, 5/1/20	215	247
EV Energy Partners LP 8.000%, 4/15/19	125	132
Exterran Partners LP 144A 6.000%, 10/1/22(3)	355	362
Forest Oil Corp. 7.250%, 6/15/19	329	327
FTS International, Inc. 144A 6.250%, 5/1/22(3)	190	195
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400	418
Halcon Resources Corp. 8.875%, 5/15/21	390	421
Laredo Petroleum, Inc. 5.625%, 1/15/22	350	364
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	531
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	375	414
Memorial Production Partners LP 7.625%, 5/1/21	290	306
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	160	161
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	236	253
Pacific Rubiales Energy Corp. 144A 7.250%, 12/12/21(3)	335	374
Parker Drilling Co. (The) 7.500%, 8/1/20	275	298
PHI, Inc. 144A 5.250%, 3/15/19(3)	120	123
QEP Resources, Inc. 6.875%, 3/1/21	410	462
Regency Energy Partners LP 5.875%, 3/1/22	390	425

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Rosetta Resources, Inc. 5.875%, 6/1/22	$280	$293
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	285	303
Targa Resources Partners LP 6.375%, 8/1/22	420	459
Tullow Oil plc 144A 6.000%, 11/1/20(3)	270	281

		10,390

Financials—10.4%
Aircastle Ltd. 5.125%, 3/15/21	470	486
CareTrust Partnership LP 144A 5.875%, 6/1/21(3)	250	253
CIT Group, Inc. 3.875%, 2/19/19	400	407
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500	528
DuPont Fabros Technology LP 5.875%, 9/15/21	305	320
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	205	219
General Motors Financial Co., Inc. 6.750%, 6/1/18	205	234
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	150	161
5.875%, 2/1/22	250	262
International Lease Finance Corp. 5.875%, 8/15/22	840	918
iStar Financial, Inc.
4.875%, 7/1/18	335	338
5.000%, 7/1/19	195	196
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	186
Level 3 Financing, Inc.
7.000%, 6/1/20	200	220
144A 6.125%, 1/15/21(3)	250	269
MPT Operating Partnership LP 5.500%, 5/1/24	100	103
Nationstar Mortgage LLC 6.500%, 7/1/21	610	613
Navient Corp.
(SLM Corp.) 4.875%, 6/17/19	75	77
(SLM Corp.) 5.500%, 1/25/23	240	238
Sabra Health Care LP 5.500%, 2/1/21	180	189
Springleaf Finance Corp. 6.500%, 9/15/17	300	327
Sprint Capital Corp.
6.900%, 5/1/19	265	294
6.875%, 11/15/28	520	528
UPCB Finance Ltd.
Series V 144A 7.250%, 11/15/21(3)	250	276
Series VI 144A 6.875%, 1/15/22(3)	150	165
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(2)	570	583

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	$410	$429
WideOpenWest Finance LLC 10.250%, 7/15/19	265	299

		9,118

Health Care—8.7%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(3)	105	106
Alere, Inc. 6.500%, 6/15/20	415	438
Catamaran Corp. 4.750%, 3/15/21	325	329
Centene Corp. 4.750%, 5/15/22	240	244
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	535	551
144A 6.875%, 2/1/22(3)	320	341
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	263
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	230	232
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(3)	265	266
Envision Healthcare Corp. 5.125%, 7/1/22(3)	250	253
HCA, Inc.
6.500%, 2/15/20	775	874
7.500%, 2/15/22	415	480
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	155	163
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	445	467
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350	382
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	80	86
Select Medical Corp.
6.375%, 6/1/21	265	278
144A 6.375%, 6/1/21(3)	135	142
Tenet Healthcare Corp.
6.000%, 10/1/20	310	337
4.500%, 4/1/21	230	232
8.125%, 4/1/22	635	736
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(3)	155	167
144A 7.250%, 7/15/22(3)	300	325

		7,692

Industrials—6.2%
AAR Corp. 7.250%, 1/15/22	285	313

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
ADS Waste Holdings, Inc. 8.250%, 10/1/20	$250	$271
ADT Corp. (The) 6.250%, 10/15/21	620	659
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300	332
Air Canada 144A 6.750%, 10/1/19(3)	310	338
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	250	259
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	90	95
Dycom Investments, Inc. 7.125%, 1/15/21	250	270
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	300	317
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	350	368
Iron Mountain, Inc. 5.750%, 8/15/24	425	440
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	295	286
Rexel SA 144A 5.250%, 6/15/20(3)	335	350
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	250	279
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	140	142
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	440	453
United Rentals, Inc. 5.750%, 11/15/24	300	312

		5,484

Information Technology—3.5%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	335	358
Avaya, Inc. 144A 7.000%, 4/1/19(3)	500	503
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	10	10
CommScope, Inc. 144A 5.000%, 6/15/21(3)	140	144
First Data Corp. 11.750%, 8/15/21	970	1,154
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(10)	255	262
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	360	369
Sanmina Corp. 144A 4.375%, 6/1/19(3)	80	80
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	180	168

		3,048

Materials—6.9%
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	295	303
144A 9.125%, 10/15/20(3)	275	302
144A 6.750%, 1/31/21(3)	295	305
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	215	221

	PAR VALUE	VALUE
Materials—(continued)
Cascades, Inc. 7.875%, 1/15/20	$880	$939
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	225	259
144A 7.250%, 1/15/21(3)	245	270
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	193
Hexion U.S. Finance Corp. 6.625%, 4/15/20	215	229
INEOS Finance plc 144A 7.500%, 5/1/20(3)	220	240
INEOS Group Holdings SA
144A 6.125%, 8/15/18(3)	235	244
144A 5.875%, 2/15/19(3)	340	349
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	140	143
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	665	727
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500	530
Tronox Finance LLC 6.375%, 8/15/20	230	239
United States Steel Corp. 6.875%, 4/1/21	340	364
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200	232

		6,089

Telecommunication Services—7.5%
CenturyLink, Inc. Series V 5.625%, 4/1/20	550	584
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(3)	250	249
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	339
Frontier Communications Corp. 8.500%, 4/15/20	335	397
MetroPCS Wireless, Inc. 6.625%, 11/15/20	310	332
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	225	243
RCN Telecom Services LLC 144A 8.500%, 8/15/20(3)	500	538
SBA Communications Corp. 4.875%, 7/15/22(3)	250	248
Sprint Communications, Inc. 6.000%, 11/15/22	270	277
Sprint Corp.
144A 7.250%, 9/15/21(3)	525	581
144A 7.875%, 9/15/23(3)	270	301
T-Mobile USA, Inc.
6.250%, 4/1/21	490	522
6.125%, 1/15/22	230	245
6.836%, 4/28/23	210	229
6.500%, 1/15/24	235	252
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	220	243

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Wind Acquisition Finance S.A.
144A 7.250%, 2/15/18(3)	$370	$391
144A 4.750%, 7/15/20(3)	220	222
Windstream Corp. 7.750%, 10/1/21	340	373

		6,566

Utilities—1.7%
AmeriGas Partners LP 7.000%, 5/20/22	200	222
Calpine Corp.
144A 7.500%, 2/15/21(3)	262	284
144A 6.000%, 1/15/22(3)	35	38
NRG Energy, Inc.
7.875%, 5/15/21	210	234
144A 6.250%, 7/15/22(3)	250	267
Texas Competitive Electric Holdings Co., LLC 144A 11.500%, 10/1/20(3)(9)	500	459

		1,504

TOTAL CORPORATE BONDS (Identified Cost $66,376)		69,657

LOAN AGREEMENTS(2)—15.3%
Consumer Discretionary—3.2%
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21(8)	173	176
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	166	164
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	142	148
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	1,079	1,076
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	111	111
Jason, Inc. 0.000%, 5/21/21(8)	73	73
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(8)	32	32
Marina District Finance Co., Inc. 6.750%, 8/15/18	249	253
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	335	344
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	200	199
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	202	201

		2,777

	PAR VALUE	VALUE
Consumer Staples—1.0%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	$290	$282
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	189
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	261	271
Shearer’s Foods LLC 0.000%, 6/17/22(8)	150	152

		894

Energy—2.0%
Chief Exploration & Development LLC 0.000%, 5/16/21(8)	183	187
Fieldwood Energy LLC Second Lien, 8.380%, 9/30/20	285	295
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	159	160
NGPL Pipeco LLC 6.750%, 9/15/17	238	239
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	202	198
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	291
Templar Energy LLC Second Lien, 8.000%, 11/25/20	355	353

		1,723

Financials—0.6%
Asurion LLC Second Lien, 8.500%, 3/3/21	295	307
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	191	193

		500

Health Care—2.1%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	293
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	153	154
Second Lien, 11.000%, 1/2/19	86	86
Curo Health Services LLC first Lien, 5.750%, 6/8/20	80	79
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	430	430
MMM Holdings, Inc. 9.750%, 12/12/17	93	94
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	67	68
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	76	77

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	$173	$173
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	152	156
Surgery Center Holdings, Inc. Second Lien, 9.750%, 4/11/20	275	281

		1,891

Industrials—1.2%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	60
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	136	139
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	310	318
International Equipment Solutions Global B.V. 6.750%, 8/16/19	316	321
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..) 0.000%, 10/26/20(8)	220	222

		1,060

Information Technology—3.5%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193	195
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	324	331
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	445	453
Deltek, Inc. Second Lien, 10.000%, 10/10/19(8)	268	274
IPC Systems, Inc. First Lien, 6.000%, 11/8/20(8)	171	172
Kronos, Inc. Second Lien, 9.750%, 4/30/20	380	397
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	435	445
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	415	420
SkillSoft Corp. 0.000%, 4/28/22(8)	252	251
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	180	179

		3,117

Materials—0.9%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	413	414

	PAR VALUE		VALUE
Materials—(continued)
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	$370		$380

			794

Telecommunication Services—0.5%
Integra Telecom Holdings, Inc. Second Lien, 9.750%, 2/21/20	126		129
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	285		289

			418

Utilities—0.3%
Energy Future Holdings 4.250%, 6/19/16	276		278

TOTAL LOAN AGREEMENTS (Identified Cost $13,240)			13,452

	SHARES		VALUE
PREFERRED STOCK—1.5%
Financials—1.5%
Ally Financial, Inc. Series A, 8.500%(2)	11,530		319
Citigroup, Inc. Series J, 7.125%	20,000	(4)	553
Goldman Sachs Group, Inc. (The)(2)	225		232
JPMorgan Chase & Co. Series V, 5.000%(2)	220		219

TOTAL PREFERRED STOCK (Identified Cost $1,291)			1,323

COMMON STOCKS—0.1%
Health Care—0.1%
HealthSouth Corp.	2,789		100

TOTAL COMMON STOCKS (Identified Cost $62)			100

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $83,022)			86,613	(12)

SHORT-TERM INVESTMENTS—1.6%
Money Market Mutual Funds—1.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,434,449		1,434

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,434)			1,434

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.0% (Identified Cost $84,456)	88,047	(1)
Other assets and liabilities, net—0.0%	7

NET ASSETS—100.0%	$88,054

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $32,581 or 37.0% of net assets.

(4)	Value shown as par.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Security in default.
(10)	100% of the income received was in cash.
(11)	Amount less than $500 ( not reported in 000’s).
(12)	Interest payments may be deferred.

Legend

BRL	Brazilian Real
SEK	Swedish Krona

7

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	85%
Canada	5
Luxembourg	3
Bermuda	1
France	1
Ireland	1
United Kingdom	1
Other	3

Total	100%

†	% of total investments as of June 30, 2014

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$395	$—	$395	$—
Corporate Bonds	69,657	—	69,473	184
Loan Agreements	13,452	—	13,452	—
Mortgage-Backed Securities	1,301	—	1,301	—
Municipal Bonds	385	—	385	—
Preferred Stock	451	—	451	—
Equity Securities:
Common Stocks	100	100	—	—
Preferred Stock	872	872	—	—
Short-Term Investments	1,434	1,434	—	—

Total Investments	$88,047	$2,406	$85,457	$184

There were no transfers between level 1 and level 2 for the period

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2013:	$243	(c)
Accrued discount/(premium)	1
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4)
Purchases	—
Sales(b)	(56)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2014	$184	(c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)

Includes internally fair valued security. See the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.6%
Consumer Discretionary—12.8%
Bridgestone Corp. (Japan)	7,500	$262
Fuji Heavy Industries Ltd. (Japan)	11,000	305
Li & Fung Ltd. (Hong Kong)	177,300	263
Melco PBL Entertainment Ltd. ADR (United States)	6,200	221
Tata Motors Ltd. Sponsored ADR (India)	6,900	270

		1,321

Consumer Staples—4.7%
Marine Harvest Asa ADR (Norway)	20,300	279
Svenska Cellulosa AB SCA B Shares (Sweden)	7,946	207

		486

Energy—12.1%
Cameco Corp. (Canada)	12,600	247
Canadian Natural Resources Ltd. (Canada)	7,050	324
EnCana Corp. (Canada)	14,800	351
Royal Dutch Shell plc Class A ADR (United Kingdom)	44	3
Royal Dutch Shell plc Class B ADR (United Kingdom)	3,700	322

		1,247

Financials—21.2%
Aviva plc (United Kingdom)	29,261	256
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR (Spain)	18,916	241
BNP Paribas SA (France)	4,353	295
Credit Agricole SA (France)	20,287	286
ING Groep N.V. ADR (Netherlands)(2)	22,800	320
Intesa Sanpaolo SpA (Italy)	94,423	292
ORIX Corp. (Japan)	19,000	315
Unicredit SPA (Italy)	22,500	188

		2,193

Health Care—10.9%
H Lundbeck A/S (Denmark)	11,250	277
Shire plc ADR (United Kingdom)	1,450	341
Smith & Nephew plc Sponsored ADR (United Kingdom)	3,050	272
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,900	240

		1,130

	SHARES	VALUE
Industrials—13.0%
Hitachi Ltd. (Japan)	36,350	$266
Hutchison Whampoa Ltd. (Hong Kong)	19,200	263
Nidec Corp. (Japan)	5,000	307
Schneider Electric SA (France)	2,700	254
Siemens AG Sponsored ADR (Germany)	1,900	251

		1,341

Information Technology—2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	13,300	284

Materials—8.8%
CRH plc Sponsored ADR (Ireland)	9,000	233
Newcrest Mining Ltd. (Australia)(2)	19,300	191
Randgold Resources Ltd. ADR (Jersey)	2,400	203
Syngenta AG ADR (Switzerland)	3,700	277

		904

Telecommunication Services—6.6%
Nippon Telegraph & Telephone Corp. ADR (Japan)	13,300	415
Telecom Corporation of New Zealand Ltd. (New Zealand)	113,150	266

		681

Utilities—2.8%
GDF Suez (France)	10,600	292

TOTAL COMMON STOCKS (Identified Cost $9,020)		9,879

RIGHTS—2.5%
Financials—2.5%
Hyundai Motor Co. Pref	1,600	253

TOTAL RIGHTS (Identified Cost $239)		253

TOTAL LONG TERM INVESTMENTS—98.1% (Identified cost $9,259)		10,132

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	144,302	144

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $144)		144

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.5% (Identified Cost $9,403)	10,276	(1)
Other assets and liabilities, net—0.5%	55

NET ASSETS—100.0%	$10,331

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	18%
United Kingdom	12
Canada	11
France	11
Hong Kong	5
Italy	5
United States	3
Other	35

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$10,132	$10,132
Short-term Investments	144	144

Total Investments	$10,276	$10,276

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Rights
Balance as of September 30, 2013:	$18
Accrued discount/(premium)	—
Realized gain (loss)	18
Change in unrealized appreciation (depreciation)	(18)
Purchases	—
Sales	(18)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2014	$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Australia—12.6%
BGP Holdings plc(2)(3)(4)	588,920	$0
Dexus Property Group	1,378,115	1,442
GPT Group	179,000	648
Scentre Group(2)	694,271	2,095
Westfield Corp	284,473	1,918

		6,103

Canada—9.6%
Allied Properties Real Estate Investment Trust	44,615	1,478
Canadian Real Estate Investment Trust	18,195	784
First Capital Realty, Inc.	53,405	932
RioCan Real Estate Investment Trust	56,850	1,455

		4,649

Finland—1.5%
Citycon OYJ(2)	202,820	744

France—4.2%
Fonciere Des Regions	5,760	625
Klepierre	11,856	604
Mercialys SA	34,000	792

		2,021

Germany—4.9%
Deutsche Annington Immobilien SE	30,420	895
LEG Immobilien AG	21,861	1,473

		2,368

Hong Kong—9.4%
Hang Lung Properties Ltd.	339,000	1,045
Hongkong Land Holdings Ltd.	131,100	875
Hysan Development Co. Ltd.	177,000	829
Link REIT (The)	335,441	1,805

		4,554

Italy—0.2%
Beni Stabili SpA	127,257	117

Japan—14.2%
AEON Mall Co., Ltd.	33,413	880
GLP J-REIT	861	964
Industrial & Infrastructure Fund Investment Corp.	52	466
Japan Prime Realty Investment Corp.	65	233
Japan Real Estate Investment Corp.	142	827
Kenedix Realty Investment Corp.	149	811

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	154	$900
Nippon Prologis REIT, Inc.	390	909
Nomura Real Estate Office Fund, Inc.	149	704
Tokyu REIT, Inc.	155	216

		6,910

Mexico—3.5%
Prologis Property Mexico SA de CV(2)	443,200	941
TF Administradora Industrial S de Rl de CV	343,852	768

		1,709

Netherlands—7.0%
Unibail-Rodamco SE	11,660	3,392

Norway—1.4%
Norwegian Property ASA(2)	570,600	702

Singapore—8.6%
CapitaMall Trust	599,650	950
CapitaRetail China Trust	860,868	1,022
Global Logistic Properties Ltd.	774,500	1,677
Mapletree Logistics Trust	583,544	545

		4,194

Sweden—1.7%
Castellum AB	46,866	831

United Kingdom—18.6%
Big Yellow Group plc	88,688	753
British Land Co. plc	111,305	1,338
Derwent London plc	12,346	566
Great Portland Estates plc	42,118	464
Hammerson plc	147,809	1,467
Land Securities Group plc	102,885	1,824
Safestore Holdings plc	283,876	1,059
SEGRO plc	151,057	893
Unite Group PLC / The	102,000	688

		9,052

TOTAL COMMON STOCKS (Identified Cost $36,159)		47,346

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

RIGHTS—0.2%

	SHARES	VALUE
Finland—0.2%
Citycon Oyj(2) (4)	28,974	$106

TOTAL RIGHTS (Identified Cost $105)		106

TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $36,264)		47,452

SHORT-TERM INVESTMENTS—2.3%
Money Market Mutual Funds—2.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,121,299	1,121

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,121)		1,121

TOTAL INVESTMENTS—99.9% (Identified Cost $37,385)		48,573	(1)
Other assets and liabilities, net—0.1%		31

NET ASSETS—100.0%		$48,604

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	19%
Japan	14
Australia	12
Canada	10
Hong Kong	9
Singapore	9
Netherlands	7
Other	20

Total	100%

†	% of total investments as of June 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$47,346	$47,346	$—	$0	(1)
Short-Term Investments	1,121	1,121	—	—
Rights	106	—	106	—

Total Investments	$48,573	$48,467	$106	$0	(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.9%
Consumer Discretionary—8.4%
Goldlion Holdings Ltd. (Hong Kong)	3,299,600	$1,337
Pico Far East Holdings Ltd. (Hong Kong)	7,049,122	1,637
Rightmove plc (United Kingdom)	14,150	519
Watts Co. Ltd. (Japan)	108,091	1,057

		4,550

Consumer Staples—10.6%
Compania Cervecerias Unidas S.A. (Chile)	135,986	1,595
Dongsuh Co., Inc. (South Korea)	33,288	553
Oldtown Bhd (Malaysia)	1,193,750	818
Premier Marketing PCL (Thailand)	6,867,727	2,137
Wawel SA (Poland)	1,900	629

		5,732

Energy—4.0%
Calfrac Well Services Ltd. (Canada)	30,000	561
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	2,148	277
TGS Nopec Geophysical Co. ASA (Norway)	42,000	1,343

		2,181

Financials—15.4%
ARA Asset Management Ltd. (Singapore)	1,121,760	1,601
Euler Hermes SA (France)	13,550	1,627
Euroz Ltd. (Australia)	1,380,867	1,686
Financiere Marc de Lacharriere (France)	6,232	498
Hiscox Ltd (United Kingdom)	132,740	1,606
Korea Ratings Corp. (South Korea)	38,000	1,303

		8,321

Health Care—8.7%
Haw Par Corp. Ltd. (Singapore)	150,719	1,034
Nakanishi, Inc. (Japan)	21,500	883
Sirona Dental Systems, Inc. (United States)(2)	10,900	899
WIN-Partners Co. Ltd. (Japan)	163,010	1,850

		4,666

Industrials—22.5%
AIT Corp. (Japan)	348,000	2,745
ASR Holdings Ltd. (Hong Kong)	8,242,389	1,393
Clasquin (France)	9,707	367
Freight Management Holdings Bhd (Malaysia)(3)	701,312	389
Konecranes Oyj (Finland)	48,500	1,566
Riverstone Holdings Ltd. (Singapore)	1,819,000	1,356

	SHARES	VALUE
Industrials—(continued)
Rotork plc (United Kingdom)	23,785	$1,087
SMT Scharf AG (Germany)	18,667	455
Thermador Groupe (France)	10,339	1,090
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	52,500	1,710

		12,158

Information Technology—12.5%
Bouvet ASA (Norway)	156,945	2,213
Domino Printing Sciences plc (United Kingdom)	32,200	331
Lumax International Corp., Ltd. (Taiwan)	942,000	2,265
MercadoLibre, Inc. (United States)	11,000	1,049
Pro-Ship, Inc. (Japan)	39,500	864

		6,722

Materials—10.8%
Corp. Moctezuma SAB de C.V. (Mexico)	124,474	422
Goodpack Ltd. (Singapore)	546,000	1,038
KPX Chemical Co. Ltd. (South Korea)	27,399	1,649
Rimoni Industries Ltd. (Israel)	77,663	600
Uyemura (C) & Co. Ltd. (Japan)	23,100	1,177
Victrex plc (United Kingdom)	33,000	961

		5,847

TOTAL COMMON STOCKS (Identified Cost $45,065)		50,177

TOTAL LONG TERM INVESTMENTS—92.9% (Identified cost $45,065)		50,177

SHORT-TERM INVESTMENTS—7.0%
Money Market Mutual Funds—7.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	3,774,282	3,774

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,774)		3,774

TOTAL INVESTMENTS—99.9% (Identified Cost $48,839)		53,951	(1)
Other assets and liabilities, net—0.1%		35

NET ASSETS—100.0%		$53,986

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	16%
United States	11
Singapore	9
Hong Kong	8
United Kingdom	8
France	7
Norway	7
Other	34

Total	100%

†	% of total investments as of June 30, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$50,177	$50,177
Short-Term Investments	3,774	3,774

Total Investments	$53,951	$53,951

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period

The accompanying notes are an integral part of the financial statements

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—97.7%
iShares S&P 100 Index Fund(3)	24,590	$2,127

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,836)		2,127

PURCHASED OPTIONS—0.0%
Call Options—0.0%
CBOE Volatility Index expiring 7/16/14 strike price $16(2)	24	1

TOTAL PURCHASED OPTIONS (Premiums Paid $1)		1

TOTAL LONG TERM INVESTMENTS—97.7% (Identified Cost $1,837)		2,128	(1)

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	7,643	8

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8)		8

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS— 98.2% (Identified Cost $1,845)		2,136	(1)

WRITTEN OPTIONS—0.0%
Call Options—(0.1)%
S&P 500® Index Fund expiring 7/19/14 strike price $2,005	10	(1)

TOTAL WRITTEN OPTIONS (Premiums Received $2)		(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS— 98.1% (Identified Cost $1,843)		2,135	(1)
Other assets and liabilities, net—1.9%		41

NET ASSETS—100.0%		$2,176

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$2,127	$2,127
Purchased Options	1	1
Short-Term Investments	8	8

Total Investments before Written Options	$2,136	$2,136

Written Options	$(1)	$(1)

Total Investments Net of Written Options	$2,135	$2,135

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.6%
Alabama—0.2%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	$680		$744

Iowa—0.1%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	555		579

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	327		340

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	145		125

Texas—0.1%
City of Houston Airport System Revenue United Airline, Inc. Terminal E Project 4.750%, 7/1/24	200		205

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	335		249

TOTAL MUNICIPAL BONDS (Identified Cost $2,248)			2,242

FOREIGN GOVERNMENT SECURITIES—10.8%
Argentine Republic
Series X, 7.000%, 4/17/17	575		540
8.750%, 5/7/24	405		381
Series NY, 8.280%, 12/31/33	1,753		1,472
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	510		448
RegS 8.250%, 10/13/24(4)	1,110		896
7.650%, 4/21/25	1,500		1,163
9.250%, 9/15/27	360		310
9.375%, 1/13/34	2,145		1,807
Commonwealth of Australia Series 130, 4.750%, 6/15/16	1,220	AUD	1,199
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	2,010	NZD	1,793
Federative Republic of Brazil 8.500%, 1/5/24	4,990	BRL	2,185
Hungary

	PAR VALUE		VALUE
4.000%, 3/25/19	$715		$738
5.750%, 11/22/23	352		390
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		1,031
Mongolia
144A 4.125%, 1/5/18(3)	450		428
144A 5.125%, 12/5/22(3)(4)	825		726
New South Wales, Australia Treasury Corp.,
Series 17 5.500%, 3/1/17	610	AUD	616
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	534		532
Republic of Chile 5.500%, 8/5/20	474,000	CLP	895
Republic of Colombia
12.000%, 10/22/15	925,000	COP	537
Treasury Note, Series B, 11.250%, 10/24/18	865,000	COP	548
4.375%, 3/21/23	1,867,000	COP	910
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		749
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,045		1,148
Republic of Iceland 144A 5.875%, 5/11/22(3)	925		1,020
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	18,654,000	IDR	1,667
Series FR55, 7.375%, 9/15/16	5,125,000	IDR	431
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	435
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		554
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	1,065	PEN	437
RegS 6.900%, 8/12/37(4)	2,010	PEN	750
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	782
Republic of Romania 144A 4.875%, 1/22/24(3)	1,136		1,208
Republic of Slovak 144A 4.375%, 5/21/22(3)	850		907
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	356
Series R208, 6.750%, 3/31/21	6,720	ZAR	592
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	925		976
Republic of Uruguay 4.375%, 12/15/28	21,634	UYU(9)	1,047
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	1,758
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,423
Series M, 6.500%, 6/9/22	30,825	MXN	2,525

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $39,743)			39,310

1

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—9.0%
Non-Agency—9.0%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	$1,100	$1,096
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	245	254
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	1,069	1,108
07-2, 2A4 5.750%, 6/25/37	900	707
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	405	409
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	830	859
Bank of America (Merrill Lynch - Countrywide)
Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	640	671
04-24CB, 1A1 6.000%, 11/25/34	143	147
Bank of America (Merrill Lynch - Countrywide)
Mortgage Trust 06-C1, AM 5.862%, 5/12/39(2)	715	768
Bank of America (Merrill Lynch) Mortgage
Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	1,260	1,441
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.937%, 9/11/38(2)	650	701
05-PW10, AM 5.449%, 12/11/40(2)	895	945
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,477
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,724
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	481	486
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,326
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	564	584
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	750	729
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.751%, 5/25/24(2)	1,080	1,080
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,164	1,233
06-RP1, 1A4 144A 8.500%, 1/25/36(3)	820	883
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.997%, 8/10/45(2)	681	754

	PAR VALUE	VALUE
Non-Agency—(continued)
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	$720	$743
JPMorgan Chase (Washington Mutual)
Commercial Mortgage Securities Trust 06-SL1, A 144A 4.469%, 11/23/43(2)(3)	15	15
JPMorgan Chase Commercial Mortgage
Securities Trust 10-CNTR, A2 144A 4.311%, 8/5/32(3)	750	819
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	1,109	1,141
Lehman Brothers - UBS Commercial Mortgage
Trust 07-C7, A3 5.866%, 9/15/45(2)	452	509
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	521	530
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	720	742
Morgan Stanley Capital I Trust 07-IQ14, AM 5.869%, 4/15/49(2)	800	852
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	1,075	1,091
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	1,405	1,470
04-R3, A1 144A 6.500%, 2/25/35(3)	307	316
Residential Funding Mortgage Securities I, Inc.
05-S1, 1A2 5.500%, 2/25/35	1,178	1,191
05-S9, A9 5.500%, 12/25/35	1,090	1,085
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	554	573
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(2)	665	665
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.904%, 5/15/43(2)	1,125	1,211
07-C32, A3 5.933%, 6/15/49(2)	360	394

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,503)		32,729

ASSET-BACKED SECURITIES—3.5%
Bank of America (Merrill Lynch - Countrywide)
Asset-Backed Certificates
05-1 AF5A 5.419%, 7/25/35(2)	1,220	1,184
05-12, 1A4 5.323%, 2/25/36(2)	1,053	1,059
05-12, 2A4 5.575%, 2/25/36(2)	540	521

2

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	$1,316		$1,352
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	952		977
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	417		463
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,208		1,298
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	568		576
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	442		448
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	847		863
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	297		306
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	494		500
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(2)	553		579
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081		1,080
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	535		556
07-HI1, A3 5.720%, 3/25/37	404		415
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(2)(3)	353		343
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	280		296

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,465)			12,816

CORPORATE BONDS—57.3%
Consumer Discretionary—7.4%
Arcelik AS 144A 5.000%, 4/3/23(3)	540		522
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,125	BRL	489
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100		1,103
Boyd Gaming Corp. 9.000%, 7/1/20	870		962
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	1,065		1,132
144A 6.125%, 7/1/22(3)	185		193

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	$535	$450
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	320	336
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	495	503
Chrysler Group LLC 8.250%, 6/15/21	1,140	1,294
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	235	228
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	320	344
Series B 7.625%, 3/15/20	1,595	1,729
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	216
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	34	35
144A 4.875%, 11/1/20(3)	720	742
144A 5.375%, 11/1/23(3)	25	26
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	520	585
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	200	191
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	595	663
Intelsat Jackson Holdings SA 5.500%, 8/1/23	760	757
International Game Technology 7.500%, 6/15/19	580	659
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,320	1,342
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	525
Meritor, Inc. 6.750%, 6/15/21	960	1,037
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	1,000	1,115
Numericable Group SA
144A 4.875%, 5/15/19(3)	505	519
144A 6.000%, 5/15/22(3)	605	630
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150	165
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	490	464
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	1,035	1,097
QVC, Inc. 5.125%, 7/2/22	240	255
Scientific Games International, Inc. 144A 6.625%, 5/15/21(3)	910	904
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,155	1,168
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,185	1,172
Station Casinos LLC 7.500%, 3/1/21	970	1,065
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	1,410	1,438
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	538

3

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	$415	$438

		27,031

Consumer Staples—0.8%
Darling Ingredients, Inc. Escrow Corp. 144A 5.375%, 1/15/22(3)	840	875
Elizabeth Arden, Inc. 7.375%, 3/15/21	485	517
Ingles Markets, Inc. 5.750%, 6/15/23	975	992
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(3)	525	556

		2,940

Energy—10.9%
Afren plc 144A 11.500%, 2/1/16(3)	475	533
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)	325	338
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	1,130	1,158
CHC Helicopter SA 9.250%, 10/15/20	653	715
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	723
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	650	683
Denbury Resources, Inc. 5.500%, 5/1/22	885	906
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	255	273
Energy Transfer Equity LP 144A 5.875%, 1/15/24(3)	885	929
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	1,105	1,130
EnQuest plc 144A 7.000%, 4/15/22(3)	885	915
EP Energy LLC 9.375%, 5/1/20	840	966
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,120	1,204
EV Energy Partners LP 8.000%, 4/15/19	325	343
Exterran Partners LP 144A 6.000%, 10/1/22(3)	740	755
Forest Oil Corp. 7.250%, 6/15/19	935	930
FTS International, Inc. 144A 6.250%, 5/1/22(3)	450	462
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)	255	262
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)(7)	460	528
144A 3.850%, 2/6/20(3)(7)	1,115	1,084
144A 6.510%, 3/7/22(3)(7)	315	341
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	1,003

	PAR VALUE	VALUE
Energy—(continued)
Halcon Resources Corp. 8.875%, 5/15/21	$910	$983
Linn Energy LLC 6.500%, 5/15/19	512	543
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525	595
144A 4.563%, 4/24/23(3)	495	478
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	500	553
Memorial Production Partners LP 7.625%, 5/1/21	980	1,034
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	485	489
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,026
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,181	1,264
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	915	956
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075	1,166
Petrobras Global Finance BV 6.250%, 3/17/24	895	953
Petrobras International Finance Co. 5.375%, 1/27/21	500	521
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	385	362
RegS 8.500%, 11/2/17(4)	3,225	2,996
Petroleos Mexicanos
144A 4.875%, 1/18/24(3)	305	327
5.500%, 6/27/44	650	677
PHI, Inc. 144A 5.250%, 3/15/19(3)	360	368
Plains Exploration & Production Co. 6.875%, 2/15/23	995	1,169
QEP Resources, Inc. 6.875%, 3/1/21	480	541
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000	1,015
Regency Energy Partners LP 5.875%, 3/1/22	360	392
Rosetta Resources, Inc. 5.875%, 6/1/22	945	989
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)	300	279
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915	972
Targa Resources Partners LP 6.375%, 8/1/22	787	860
Tullow Oil plc 144A 6.000%, 11/1/20(3)	945	985
Venoco, Inc. 8.875%, 2/15/19	185	181
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	790	863

		39,718

Financials—18.9%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	560	565

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Aircastle Ltd. 5.125%, 3/15/21	$1,715		$1,775
Akbank TAS 144A 7.500%, 2/5/18	1,565	TRY	685
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,563
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	1,065		1,189
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	1,025		1,113
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	425		479
144A 6.750%, 9/30/22(3)	1,000		1,142
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	1,150		1,212
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	657		659
144A 6.125%, 4/24/27(2)(3)	1,095		1,166
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)	600		610
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,139
144A 6.625%, 3/19/29(2)(3)	395		420
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	389
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,660		1,830
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,021
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	515		556
Bank of India 144A 3.250%, 4/18/18(3)	1,150		1,157
Barclays Bank plc 144A 5.926% (2)(3)(5)(6)	600		645
Braskem Finance Ltd.
144A 5.750%, 4/15/21(3)	500		523
6.450%, 2/3/24	800		855
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,050		1,081
CareTrust Partnership LP 144A 5.875%, 6/1/21(3)	720		729
Chubb Corp. (The) 6.375%, 3/29/67(2)	680		756
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	1,075		1,070
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	245		251
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		1,032
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		913
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	620		592
Excel Trust LP 4.625%, 5/15/24	230		234
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	530		566
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160		1,341

	PAR VALUE		VALUE
Financials—(continued)
General Motors Financial Co., Inc. 4.750%, 8/15/17	$1,535		$1,637
Genworth Holdings, Inc. 4.900%, 8/15/23	750		802
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	970		965
HSBC Finance Corp. 6.676%, 1/15/21	500		598
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,130		1,219
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65		67
6.000%, 8/1/20	370		397
5.875%, 2/1/22	755		791
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940		993
iStar Financial, Inc. 5.000%, 7/1/19	500		502
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085		1,081
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		871
Korea Finance Corp. 4.625%, 11/16/21	700		769
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		453
Leucadia National Corp. 5.500%, 10/18/23	575		610
Level 3 Financing, Inc. 7.000%, 6/1/20	935		1,026
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		303
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		217
Morgan Stanley 144A
10.090%, 5/3/17(3)	2,400	BRL	1,073
Series H, 5.450%, 12/29/49(2)	925		943
MPT Operating Partnership LP 5.500%, 5/1/24	325		336
Nationstar Mortgage LLC 6.500%, 7/1/21	1,665		1,673
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	850		843
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,408
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	875		867
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,368
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200		1,335
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155		2,341
5.625%, 6/15/43(2)(6)	450		481
Regency Energy Partners LP 4.500%, 11/1/23	1,160		1,154
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000		1,079
Royal Bank of Scotland Group plc (The)

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
6.400%, 10/21/19	$370	$436
7.648%, 8/29/49(2)(5)(6)	550	668
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	380	401
144A 5.298%, 12/27/17(3)	515	528
Sabra Health Care LP 5.500%, 2/1/21	470	495
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(12)	255	270
Sovereign Bank 8.750%, 5/30/18	400	487
SunTrust Bank, Inc. 5.400%, 4/1/20	250	281
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,285	1,291
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	665	730
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	500	533
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(2)	1,210	1,237
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	1,655	1,744
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	1,100	1,152
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	1,080	1,033

		68,746

Health Care—3.3%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(3)	300	302
Catamaran Corp. 4.750%, 3/15/21	585	592
Centene Corp. 4.750%, 5/15/22	715	727
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	706
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	935	943
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(3)	710	712
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	915	1,000
HCA, Inc. 6.500%, 2/15/20	990	1,116
IASIS Healthcare LLC 8.375%, 5/15/19	545	582
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	435	457
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	595	625
Select Medical Corp. 6.375%, 6/1/21	605	635

	PAR VALUE		VALUE
Health Care—(continued)
144A 6.375%, 6/1/21(3)	$300		$315
Tenet Healthcare Corp.
4.750%, 6/1/20	1,150		1,182
6.000%, 10/1/20	180		196
4.500%, 4/1/21	470		475
8.125%, 4/1/22	770		893
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	255		275
144A 7.500%, 7/15/21(3)	130		144
144A 5.625%, 12/1/21(3)	140		144

			12,021

Industrials—5.1%
AAR Corp. 7.250%, 1/15/22	1,135		1,249
ADT Corp.(The) 6.250%, 10/15/21	1,130		1,201
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925		1,024
Air Canada 144A 6.750%, 10/1/19(3)	1,050		1,143
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	521		539
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	288		294
99-1, A1 7.200%, 1/2/19	495		515
00-1, A 8.707%, 1/2/19	172		180
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	867		898
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	670		694
Carpenter Technology Corp. 5.200%, 7/15/21	600		645
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	158		168
00-1, A1 8.048%, 11/1/20	780		897
01-1, A1 6.703%, 6/15/21	237		259
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	310		328
DP World Ltd. 144A 6.850%, 7/2/37(3)	400		446
ESAL GmbH 144A 6.250%, 2/5/23(3)	1,110		1,093
KOC Holdings AS 144A 3.500%, 4/24/20(3)	830		790
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	456		493
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	650	BRL	265
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	920		891
Rexel SA 144A 5.250%, 6/15/20(3)	1,130		1,181

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	$440	$487
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	250	254
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	900	926
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23	614	719
United Rentals, Inc. 5.750%, 11/15/24	895	932

		18,511

Information Technology—2.3%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	1,385	1,392
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	30	30
Equinix, Inc. 4.875%, 4/1/20	465	479
First Data Corp. 144A
8.250%, 1/15/21(3)	475	523
11.750%, 8/15/21	2,370	2,820
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(12)	645	715
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(12)	275	283
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	675	691
Sanmina Corp. 144A 4.375%, 6/1/19(3)	205	205
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	470	440
VeriSign, Inc. 4.625%, 5/1/23	810	804

		8,382

Materials—5.2%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,518
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,700	1,747
Cascades, Inc. 7.875%, 1/15/20	1,100	1,174
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976	1,122
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	462
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550	556
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	1,075	1,215
144A 4.750%, 4/15/23(3)	590	583
Hexion U.S. Finance Corp.
8.875%, 2/1/18	595	620
6.625%, 4/15/20	580	618

	PAR VALUE		VALUE
Materials—(continued)
Mexichem SAB de C.V. 144A 4.875%, 9/19/22(3)	$485		$504
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	580		609
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	555		566
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,710		1,813
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	425		456
Tronox Finance LLC 6.375%, 8/15/20	865		898
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695		674
United States Steel Corp. 6.875%, 4/1/21	1,360		1,455
Vale Overseas Ltd. 4.375%, 1/11/22	1,355		1,391
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	745		862

			18,843

Telecommunication Services—2.6%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	382
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		906
CenturyLink, Inc. Series V 5.625%, 4/1/20	975		1,036
Comcel Trust 144A 6.875%, 2/6/24(3)	475		514
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		447
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	885		939
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	400		432
Sprint Communications, Inc. 6.000%, 11/15/22	1,305		1,338
T-Mobile USA, Inc.
6.125%, 1/15/22	540		575
6.500%, 1/15/24	380		407
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	840		926
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	460		465
Windstream Corp. 7.750%, 10/15/20	780		849

			9,216

Utilities—0.8%
AmeriGas Partners LP 7.000%, 5/20/22	450		501
Calpine Corp. 144A 6.000%, 1/15/22(3)	40		43
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,360		1,387

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Enel SpA 144A 8.750%, 9/24/73(2)(3)	$375	$443
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500	535
NRG Energy, Inc. 6.625%, 3/15/23	75	82
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(13)	200	32

		3,023

TOTAL CORPORATE BONDS (Identified Cost $200,206)		208,431

LOAN AGREEMENTS(2) —13.3%
Consumer Discretionary—3.0%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18	351	352
Affinity Gaming LLC 4.250%, 11/9/17	541	543
Bauer Performance Sports Ltd. 4.500%, 4/15/21	463	465
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21(8)	344	351
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 6.451%, 1/28/18	542	507
Tranche B-7, 9.750%, 1/28/18	103	102
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	357	358
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	719
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	1,333	1,329
Fitness International LLC 0.000%, 6/24/20(8)	657	656
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	422	422
Jason, Inc. 0.000%, 5/21/21(8)	245	246
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	1,022	1,027
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(8)	79	79
Marina District Finance Co., Inc. 6.750%, 8/15/18	415	421
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,056	1,083
SEASAC, Inc. First Lien, 5.000%, 2/7/19	456	460
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	650	673
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	380	378

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	$813	$807

		10,978

Consumer Staples—0.3%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	655	636
Shearer’s Foods LLC 0.000%, 6/17/22(8)	521	527

		1,163

Energy—1.1%
Chief Exploration & Development LLC 0.000%, 5/16/21(8)	649	665
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	861	890
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	526
NGPL Pipeco LLC 6.750%, 9/15/17	473	474
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 0.000%, 2/21/21(8)	510	508
Templar Energy LLC Second Lien, 8.000%, 11/25/20	925	920

		3,983

Financials—0.8%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	892	894
Asurion LLC Second Lien, 8.500%, 3/3/21	720	748
Capital Automotive LP Second Lien, 6.000%, 4/30/20	106	109
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	1,144	1,157

		2,908

Health Care—1.7%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	913
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	318	320
Second Lien, 11.000%, 1/2/19	206	208
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	102	103
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	222	225

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Curo Health Services LLC first Lien, 5.750%, 6/8/20	$165	$164
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	888	889
INC Research LLC 4.250%, 7/12/18	337	337
InVentiv Health, Inc. 7.500%, 8/4/16	583	587
MMM Holdings, Inc. 9.750%, 12/12/17	286	288
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	208	209
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	187	190
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	421	421
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	505	518
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	299	299
Second Lien, 9.750%, 4/11/20	409	417

		6,088

Industrials—2.0%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	93	95
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	1,021	1,024
AWAS Finance Luxembourg SA 3.500%, 7/16/18	588	589
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	288
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	217	222
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	1,116	1,124
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	740	759
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	409	416
Tranche B-4, 6.000%, 8/4/19	178	181
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	535	537
International Equipment Solutions Global B.V. 6.750%, 8/16/19	617	625
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..) 0.000%, 10/26/20(7)(8)	725	732

	PAR VALUE	VALUE
Industrials—(continued)
Navistar, Inc. Tranche B, 5.750%, 8/17/17	$729	$745

		7,337

Information Technology—3.4%
Active Network, Inc. (Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20(8)	569	568
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	599	606
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	45	46
Blue Coat Systems, Inc.
4.000%, 5/31/19	1,124	1,127
Second Lien, 9.500%, 6/26/20	1,660	1,690
Deltek, Inc.
First Lien, 4.500%, 10/10/18	768	774
Second Lien, 10.000%, 10/10/19(8)	638	653
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	711	717
IPC Systems, Inc. First Lien, 6.000%, 11/8/20(8)	482	484
Kronos, Inc.
First Lien, 4.500%, 10/30/19	8	8
Second Lien, 9.750%, 4/30/20	827	863
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	798	817
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17(8)	314	317
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	721	722
Second Lien, 11.250%, 12/21/19	365	369
SkillSoft Corp. 7.750%, 4/28/22(8)	393	391
SRA International, Inc. 6.500%, 7/20/18	463	465
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	465	463
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	549	549
Wall Street Systems, Inc. 4.500%, 4/30/21	622	624

		12,253

Materials—0.6%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	322	323
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	646

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	$1,303		$1,258

			2,227

Telecommunication Services—0.2%
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	480		488

Utilities—0.2%
Atlantic Power LP 4.750%, 2/24/21	201		203
ExGen Renewables I LLC 5.250%, 2/6/21	226		231
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.625%, 10/10/17(14)	379		311

			745

TOTAL LOAN AGREEMENTS (Identified Cost $47,580)			48,170

	SHARES		VALUE
PREFERRED STOCK—3.6%
Energy—0.2%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	905,000		911

Financials—3.2%
Ally Financial, Inc. Series A, 8.500%	20,000		552
Ally Financial, Inc. Series G, 144A, 7.000%(3)	321		322
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	675	(11)	704
Banco do Brasil S.A., Tranche B, 144A, 8.500%(2)(3)	600	(11)	669
Citigroup, Inc. Series J, 7. 125%	46,600		1,288
General Electric Capital Corp. Series B, 6.250%(2)	700	(11)	779
General Electric Capital Corp. Series C, 5.250%(2)	600	(11)	607
Goldman Sachs Group, Inc. (The)(2)	890,000		919
JPMorgan Chase & Co. Series V, 5.000%(2)	285,000		283
JPMorgan Chase & Co., Series Q, 5.150%(2)	1,595	(11)	1,537
PNC Financial Services Group, Inc. (The) 4.454%(2)	350	(11)	350
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(11)	928
U.S. Bancorp Series G, 6.000%	22,600		619
Wells Fargo & Co. Series K, 7.980%(2)	950	(11)	1,081

	SHARES	VALUE
Financials—(continued)
Zions Bancorp, 6.950%	38,525	$1,021

		11,659

Industrials—0.2%
Seaspan Corp. Series C, 9.500%	20,000	554

TOTAL PREFERRED STOCK (Identified Cost $12,377)		13,124

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446	21

TOTAL COMMON STOCKS (Identified Cost $4)		21

EXCHANGE-TRADED FUNDS—0.5%
SPDR S&P 500® ETF Trust Series 1	9,500	1,859

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,799)		1,859

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $347,925)		358,702	(10)

SHORT-TERM INVESTMENTS—1.6%
Money Market Mutual Funds—1.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	5,699,653	5,700

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,700)		5,700

TOTAL INVESTMENTS—100.2% (Identified Cost $353,625)		364,402	(1)
Other assets and liabilities, net—(0.2)%		(563)

NET ASSETS—100.0%		$363,839

Abbreviations:

ETF	Exchange-Traded Fund
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $142,454 or 39.2% of net assets.

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted pursuant to the change in the local inflation index.
(10)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(11)	Value shown as par value.
(12)	100% of the income received was in cash.
(13)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(14)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

11

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	62%
Brazil	4
Luxembourg	4
Mexico	3
Canada	2
Venezuela	2
Ireland	1
Other	22

Total	100%

†	% of total investments as of June 30, 2014

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$12,816	$—	$12,816	$—
Corporate Bonds	208,431	—	208,431	—
Foreign Government Securities	39,310	—	39,310	—
Loan Agreements	48,170	—	48,170	—
Mortgage-Backed Securities	32,729	—	32,729	—
Municipal Bonds	2,242	—	2,242	—
Equity Securities:
Common Stocks	21	—	—	21
Exchange-Traded Funds	1,859	1,859	—	—
Preferred Stock	13,124	4,034	9,090	—
Short-Term Investments	5,700	5,700	—	—

Total Investments	$364,402	$11,593	$352,788	$21

Securities held by the Fund with an end of period value of $322 were transferred from Level 1 to Level 2 since an exchange price was no longer available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Common Stocks
Balance as of September 30, 2013:	$691	$673	$18
Accrued discount/(premium)	—	—	—
Realized gain (loss)	13	13	—
Change in unrealized appreciation (depreciation)	8	5	3
Purchases	—	—	—
Sales(b)	(691)	(691)	—
Transfers into Level 3(a)	—	—	—
Transfers from Level 3(a)	—	—	—

Balance as of June 30, 2014	$21	$0	$21

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

The accompanying notes are an integral part of the financial statements

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.5%
U.S. Treasury Note
0.750%, 3/15/17	$15,000		$14,998
0.875%, 6/15/17	100,000		100,023
1.375%, 9/30/18	18,000		17,975

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $132,821)			132,996

MUNICIPAL BONDS—0.2%
Iowa—0.1%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	4,505		4,696

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	4,597		4,787

Texas—0.0%
City of Houston Airport System United Airlines, Inc. Terminal 4.500%, 7/1/20	1,900		1,942

Virginia—0.0%
Tobacco Settlement Financing Corp. Taxable
Series 07-A1, 6.706%, 6/1/46	4,715		3,501

TOTAL MUNICIPAL BONDS (Identified Cost $15,354)			14,926

FOREIGN GOVERNMENT SECURITIES—5.8%
Argentine Republic
Series X, 7.000%, 4/17/17	14,375		13,498
8.750%, 5/7/24	9,930		9,334
Series NY, 8.280%, 12/31/33	24,360		20,463
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(3)(4)	27,308		25,929
RegS 7.000%, 12/1/18(2)(4)	8,350		7,327
Commonwealth of Australia Series 130, 4.750%, 6/15/16	33,080	AUD	32,503
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	40,545	NZD	36,159
Federative Republic of Brazil 12.500%, 1/5/16	92,159	BRL	43,692
Hungary 4.000%, 3/25/19	9,025		9,319
Mongolia 144A 4.125%, 1/5/18(3)	16,000		15,200

	PAR VALUE		VALUE
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17	$10,665	AUD	$10,772
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	5,562		5,548
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	21,988
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	15,997
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	13,361
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	415,359,000	IDR	37,123
Series FR55, 7.375%, 9/15/16	120,196,000	IDR	10,119
Republic of Latvia RegS 2.750%, 1/12/20(4)	8,560		8,496
Republic of Panama 5.200%, 1/30/20(4)	3,800		4,241
Republic of Peru GDN 144A 7.840%, 8/12/20(3)	50,140	PEN	20,577
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	12,980
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		18,410
Russian Federation
144A 7.850%, 3/10/18(3)	1,005,000	RUB	29,445
RegS 7.500%, 3/31/30(2)(4)	1,370		1,587
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,628
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	86,840

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $529,994)			523,536

MORTGAGE-BACKED SECURITIES—21.8%
Agency—1.8%
FHLMC
14-DN2, M2 1.800%, 4/25/24(2)	21,365		21,511
6.000%, 8/1/34	473		538
FNMA
5.500%, 1/1/17	71		75
6.000%, 5/1/17	22		23
4.500%, 4/1/18	176		187
5.000%, 10/1/19	543		576
5.500%, 2/1/20	180		191
5.500%, 3/1/20	155		165
5.500%, 3/1/20	20		21
5.500%, 3/1/20	92		98
5.500%, 3/1/20	87		92
5.500%, 4/1/20	284		308
5.000%, 6/1/20	590		626
4.000%, 8/1/25	17,110		18,321
3.000%, 6/1/27	1,346		1,399

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
2.500%, 5/1/28	$19,656	$19,988
6.000%, 12/1/32	59	67
5.500%, 2/1/33	100	113
5.500%, 5/1/34	439	492
6.000%, 8/1/34	344	389
6.000%, 10/1/34	267	303
6.000%, 10/1/34	249	281
5.500%, 11/1/34	409	457
5.500%, 11/1/34	149	167
6.000%, 11/1/34	530	598
5.500%, 12/1/34	194	217
5.500%, 1/1/35	351	394
6.000%, 1/1/37	578	653
6.000%, 1/1/37	436	492
5.500%, 7/1/37	8	9
6.000%, 7/1/37	121	136
6.000%, 12/1/37	413	464
6.000%, 4/1/38	306	345
5.000%, 12/1/39	10,219	11,466
4.500%, 4/1/40	12,823	13,884
5.000%, 8/1/40	19,635	21,822
4.000%, 10/1/40	259	275
4.000%, 3/1/41	7,673	8,148
4.500%, 5/1/41	8,774	9,501
3.500%, 4/1/42	13,309	13,706
GNMA
6.500%, 7/15/31	13	15
6.500%, 8/15/31	35	40
6.500%, 11/15/31	21	24
6.500%, 2/15/32	24	28
6.500%, 4/15/32	52	60
6.500%, 4/15/32	52	59
12-147, AK 2.586%, 4/16/54	9,531	9,863

		158,587

Non-Agency—20.0%
A10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	4,474	4,493
A10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(3)	13,885	13,884
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	891	854

	PAR VALUE	VALUE
Non-Agency—(continued)
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	$10,186	$10,770
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.297%, 7/10/43(2)	10,916	11,220
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	21,540	22,336
03-10, 2A1 6.000%, 12/25/33	4,106	4,449
07-2, 2A4 5.750%, 6/25/37	6,167	4,845
Banc of America Commercial Mortgage Trust 07- 2, A4 5.781%, 4/10/49(2)	17,178	18,875
Banc of America Funding Corp.
04-4, 3A1 4.750%, 10/25/19	4,029	4,112
04-B, 2A1 5.455%, 11/20/34(2)	1,162	1,158
06-2, 3A1 6.000%, 3/25/36	4,126	4,167
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	925	958
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	3,051	3,103
05-3, 2A2 5.500%, 3/25/35	130	130
05-3, 1A15 5.500%, 4/25/35	3,240	3,393
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	1,644	1,659
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-18CB, 1A1 6.000%, 9/25/34	14,748	15,653
04-22CB, 1A1 6.000%, 10/25/34	33,670	35,318
04-36CBC, 2A1 5.500%, 2/25/35	7,021	7,041
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	10,300	11,084
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	918	933
03-4, 1A15 5.500%, 4/25/33	2,376	2,446
03-28, A8 5.500%, 8/25/33	1,099	1,153
04-6, 1A2 2.457%, 5/25/34(2)	2,138	2,143
04-4, A6 5.500%, 5/25/34	1,507	1,553
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.862%, 5/12/39(2)	7,570	8,130
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,612
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	11,261

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	$11,099	$11,968
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.352%, 8/15/17(2)(3)	7,500	7,515
Bayview Commercial Asset Trust
07-5A, A2 144A 1.052%, 10/25/37(2)(3)	14,037	13,948
08-1, A2A 144A 1.152%, 1/25/38(2)(3)	12,285	12,141
08-1, A3 144A 1.652%, 1/25/38(2)(3)	32,808	31,083
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	3,114	3,180
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 2.617%, 2/25/34(2)	7,876	7,880
04-10, 14A1 5.066%, 1/25/35(2)	2,206	2,230
05-8, A3 144A 5.151%, 8/25/35(2)(3)	45	45
Bear Stearns Asset Backed Securities Trust 03- AC4. A 5.500%, 9/25/33(2)	9,724	10,048
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.757%, 4/12/38(2)	10,700	11,503
06-PW12, AM 5.937%, 9/11/38(2)	9,250	9,973
06-PW14, AM 5.243%, 12/11/38	10,000	10,897
05-PW10, AM 5.449%, 12/11/40(2)	14,480	15,284
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,554
07- PW15, AM 5.363%, 2/11/44	22,100	23,283
07- PW17, A4 5.694%, 6/11/50(2)	21,890	24,361
07-PW18, A4 5.700%, 6/11/50	17,330	19,384
07-PW18, AM 6.084%, 6/11/50(2)	12,400	14,019
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	267	269
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.401%, 7/15/44(2)	6,410	6,721
06-CD2, A4 5.480%, 1/15/46(2)	2,659	2,806
07-CD4, A4 5.322%, 12/11/49	3,730	4,058
Citigroup Commercial Mortgage Trust
07-6, A4 5.899%, 12/10/49(2)	388	429
07-C6, A1A 5.899%, 12/10/49(2)	19,262	21,332
08-C7, AM 6.341%, 12/10/49(2)	12,335	13,837
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	3,460	3,789
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	1,112	1,173
04-UST1, A3 2.206%, 8/25/34(2)	2,425	2,439
04-MCL2, 2CB2 6.750%, 8/25/34	14,983	16,338
14-A, A 144A 4.000%, 1/25/35(2)(3)	25,985	27,052

	PAR VALUE	VALUE
Non-Agency—(continued)
05-5, 2A3 5.000%, 8/25/35	$865	$875
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	18,174	20,081
Credit Suisse Commercial Mortgage Trust
07-C4, A1AM 6.051%, 9/15/39(2)	12,590	13,772
07-C1, A1A 5.361%, 2/15/40	42,855	45,987
07-C5, A1AM 5.870%, 9/15/40(2)	13,714	14,187
14-LVR2, A2 4.000%, 4/25/44(2)(3)	19,420	20,139
07-C2, A3 5.542%, 1/15/49(2)	12,995	14,224
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	2,763	2,831
04-AR8, 6A1 2.479%, 9/25/34(2)	11,028	11,140
04-8, 7A1 6.000%, 12/25/34	7,919	8,379
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	29,200	28,362
13-ESH7, A27 144A 2.958%, 12/5/31(3)	8,340	8,460
Fannie Mae Connecticut Avenue Securities 14- C02, 2M2 2.752%, 5/25/24(2)	1,420	1,420
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	3,284	3,330
GMAC Commercial Mortgage Securities, Inc. 04- C3, A4 4.547%, 12/10/41	439	439
GMAC Mortgage Corp. Loan Trust
03-J7 5.500%, 11/25/33	1,950	2,038
04-AR1, 12A 2.986%, 6/25/34(2)	11,394	11,665
05-AR1, 5A 5.066%, 3/18/35(2)	4,042	4,070
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.997%, 8/10/45(2)	21,789	24,126
07-GG,10 5.997%, 8/10/45(2)	3,856	4,235
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	3,319	3,495
05-5F, 2A8 5.500%, 6/25/35	1,055	1,063
05-AR4, 6A1 5.211%, 7/25/35(2)	7,059	7,090
07-1F, 2A2 5.500%, 1/25/37	690	661
Heller Financial Commercial Mortgage Asset 00- PH1, G 144A 6.750%, 1/17/34(3)	2,602	2,656
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	17,280	17,835
JPMorgan Mortgage Trust 14-2, 2A2 144A 3.500%, 10/25/26(2)(3)	18,175	18,874
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.469%, 11/23/43(2)(3)	338	338

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	$2,029	$2,088
03-AR6, A1 2.439%, 6/25/33(2)	1,373	1,388
03-AR4, 2A1 2.251%, 8/25/33(2)	434	434
04-CB1, 2A 5.000%, 6/25/34	4,343	4,643
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.655%, 7/17/26(2)(3)	8,700	8,712
09-IWST, A1 144A 4.314%, 12/5/27(3)	7,139	7,682
09-IWST, A2 144A 5.633%, 12/5/27(3)	4,900	5,680
10-CNTR, A1 144A 3.300%, 8/5/32(3)	2,099	2,197
10-CNTR, A2 144A 4.311%, 8/5/32(3)	14,828	16,200
06-LDP7, A4 6.057%, 4/15/45(2)	12,301	13,230
06-LDP7, AM 6.057%, 4/15/45(2)	22,312	24,301
06-LDP9, A3 5.336%, 5/15/47	20,649	22,399
07-LDPX, AM 5.464%, 1/15/49(2)	24,049	25,597
07-LD12, A4 5.882%, 2/15/51(2)	8,029	8,893
JPMorgan Chase Mortgage Trust
03-A2, 3A1 1.990%, 11/25/33(2)	7,733	7,749
06-A2, 4A1 2.574%, 8/25/34(2)	2,857	2,857
04-A4, 2A1 2.434%, 9/25/34(2)	4,957	5,048
05-A1, 4A1 2.811%, 2/25/35(2)	1,065	1,081
05-A2, 4A1 5.025%, 4/25/35(2)	1,448	1,442
05-A4, 3A1 2.201%, 7/25/35(2)	8,055	8,078
06-A4, 3A1 5.105%, 6/25/36(2)	7,506	6,734
06-A6, 3A3L 5.052%, 10/25/36(2)	1,983	1,811
14-1, 1A1 144A 4.000%, 4/25/43(2)(3)	36,974	38,056
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,892
Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(2)	1,777	1,782
06-C3, AM 5.712%, 3/15/39(2)	7,615	8,156
07-C2, A3 5.430%, 2/15/40	6,431	7,053
07-C6, A4 5.858%, 7/15/40(2)	20,470	21,932
07-C7, A3 5.866%, 9/15/45(2)	11,112	12,494
MASTR Adjustable Rate Mortgages Trust 04- 12,3A1 2.625%, 11/25/34(2)	2,402	2,404
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	4,749	4,852
03-8, 2A1 5.750%, 11/25/33	8,920	9,334
04-4, 6A1 5.500%, 4/25/34	4,958	5,350

	PAR VALUE	VALUE
Non-Agency—(continued)
04-6, 7A1 6.000%, 7/25/34	$7,414	$7,544
04-7, 9A1 6.000%, 8/25/34	18,833	19,656
05-2, 2A1 6.000%, 1/25/35	4,520	4,671
05-2, 1A1 6.500%, 3/25/35	12,167	12,828
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,444	1,492
05-1, 1A1 5.000%, 5/25/20	948	975
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	2,135	2,193
Morgan Stanley Capital I Trust
06-T23, AM 5.984%, 8/12/41(2)	10,575	11,568
06-IQ12, A4 5.332%, 12/15/43	14,415	15,529
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	19,174
07-IQ14, AM 5.869%, 4/15/49(2)	21,232	22,609
07- LQ14, AMFX 5.869%, 4/15/49(2)	5,000	5,324
07- LQ16, A4 5.809%, 12/12/49	22,735	25,316
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.159%, 2/25/34(2)	2,120	2,130
04-2AR, 4A 2.539%, 2/25/34(2)	2,044	2,081
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	20,790	21,106
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	11,532	11,929
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	12,527	13,101
04-R3, A1 144A 6.500%, 2/25/35(3)	8,582	8,852
05-WF1, 2A2 4.786%, 3/25/35	2,620	2,704
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	2,378	2,423
05-QS1, A5 5.500%, 1/25/35	1,850	1,876
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	2,992	3,154
04-SL1, A8 6.500%, 11/25/31	3,359	3,455
05-SL2, A4 7.500%, 2/25/32	2,903	3,060
04-SL4, A3 6.500%, 7/25/32	1,947	2,011
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	3,238	3,276
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(3)	7,703	7,707
03,A11, A9 5.750%, 11/25/33	3,639	3,806
04-A1, A5 5.500%, 4/25/34	15,120	15,759
04-QS8, A6 5.500%, 6/25/34	4,189	4,316
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	2,085	2,163

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-S1, 1A2 5.500%, 2/25/35	$1,964	$1,985
05-S9, A9 5.500%, 12/25/35	863	859
06-S4, A2 6.000%, 4/25/36	1,336	1,257
SBA Tower Trust 144A 4.254%, 4/15/15(3)	13,535	13,897
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	13,849	14,325
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	9,158	9,103
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	1,052	1,052
Springleaf Mortgage Loan Trust
11-1A, A1 144A 4.050%, 9/25/41(2)(3)	4,323	4,506
09-1, A7 144A 5.750%, 9/25/48(2)(3)	4,168	4,169
12-3A, A 144A 1.570%, 12/25/59(2)(3)	3,920	3,918
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.112%, 10/25/33(2)	6,111	6,490
04-4, 3A4 2.458%, 4/25/34(2)	3,912	3,917
04-4, 3A1 2.458%, 4/25/34(2)	1,146	1,148
04-4, 3A2 2.458%, 4/25/34(2)	4,529	4,542
04-5, 3A2 2.415%, 5/25/34(2)	2,453	2,461
04-14, 7A 2.368%, 10/25/34(2)	16,474	16,582
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	11,389	11,185
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	5,456	5,387
03-33H, 1A1 5.500%, 10/25/33	4,904	5,014
03-34A, 6A 2.646%, 11/25/33(2)	3,945	3,883
04-21XS, 2A4A 4.900%, 12/25/34(2)	362	362
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(2)	1,380	1,379
Topre Corp. 13-LTR1,A 3.470%, 11/20/28	5,606	5,612
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	14,875	14,920
06-C25, AM 5.904%, 5/15/43(2)	18,625	20,051
06-C25, A4 5.904%, 5/15/43(2)	9,370	9,940
07-C30, A5 5.342%, 12/15/43	39,765	43,356
07-C30, AM 5.383%, 12/15/43	24,070	26,181
07-C31, A4 5.509%, 4/15/47	12,177	13,182
07-31, AM 5.591%, 4/15/47(2)	34,000	37,238
07-C32, A3 5.933%, 6/15/49(2)	22,577	24,702
07-C33, A5 6.140%, 2/15/51(2)	1,265	1,409

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	$250	$254
03-G, A1 2.490%, 6/25/33(2)	1,704	1,740
03-J, 5A1 2.492%, 10/25/33(2)	660	667
04-4, A9 5.500%, 5/25/34	2,866	2,951
04-U, A1 2.635%, 10/25/34(2)	1,305	1,312
04-Z, 2A1 2.615%, 12/25/34(2)	9,581	9,759
04-CC, A1 2.615%, 1/25/35(2)	4,043	4,057
05-12, 1A1 5.500%, 11/25/35	6,745	6,949
05-14, 2A1 5.500%, 12/25/35	5,092	5,225
06-6, 1A15 5.750%, 5/25/36	670	666
06-16, A5 5.000%, 11/25/36	1,717	1,780
07-16, 1A1 6.000%, 12/28/37	6,505	6,723
07-AR10, 2A1 6.170%, 1/25/38(2)	5,733	5,743
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/27/44(3)	19,380	20,034

		1,794,253

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,895,870)		1,952,840

ASSET-BACKED SECURITIES—16.2%
1st Financial Bank U.S.A. 10-D, C 144A 5.920%, 6/17/19(3)	3,000	3,014
American Home 4 Rent 14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	7,460	7,470
AmeriCredit Automobile Receivables Trust
10-4, C 2.760%, 5/9/16	1,594	1,603
11-1, C 2.850%, 8/8/16	800	806
10-4, D 4.200%, 11/8/16	7,700	7,906
11-1, D 4.260%, 2/8/17	11,119	11,448
11-5, D 5.050%, 12/8/17	5,010	5,312
12-1, C 2.670%, 1/8/18	4,625	4,714
12-3, C 2.420%, 5/8/18	16,750	17,124
12-3, D 3.030%, 7/9/18	19,762	20,433
12-4, D 2.680%, 10/9/18	7,150	7,341
13-2, D 2.420%, 5/8/19	20,600	20,827
14-1, D 2.540%, 5/8/20	5,350	5,377
14-2, C 2.180%, 6/8/20	19,450	19,515
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	1,643	1,700
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	4,372	4,491

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	$2,510	$2,730
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	13,454
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,335
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	18,200	18,187
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	2,374	2,446
04-12, AF6 4.634%, 3/25/35(2)	2,030	2,062
05-1 AF5A 5.419%, 7/25/35(2)	13,675	13,276
05-12, 2A3 5.069%, 2/25/36(2)	4,191	4,270
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	4,607	4,918
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	9,918	10,538
Bayview Financial Mortgage-Pass-Through Trust
06-B, 1A2 5.800%, 4/28/36(2)	115	122
06-A, 1A2 5.483%, 2/28/41(2)	179	182
06-A, 1A4 6.087%, 2/28/41(2)	16,408	16,895
BCC Funding VIII LLC 14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,800
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	20,980	21,420
Bush Truck Leasing LLC 11-44, A 144A 5.000%, 9/25/18(3)	543	541
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	2,832	2,924
12-A, A 144A 2.660%, 12/2/27(3)	5,912	5,906
13-A, A 144A 3.010%, 12/4/28(3)	10,191	10,267
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	13,570	13,809
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,815
14-2, B 2.340%, 4/15/20	7,090	7,092
14-2 3.290%, 3/15/21	2,700	2,701
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,435
13-4, C 2.670%, 2/20/19	2,550	2,595
Capital One Multi-Asset Execution Trust 14-A2, A2 1.260%, 1/15/20	19,412	19,498
Carfinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	6,740	6,818
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,243
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,628

	PAR VALUE	VALUE
CarMax Auto Owner Trust
12-1, B 1.760%, 8/15/17	$6,190	$6,296
14-2, B 1.880%, 11/15/19	1,000	1,002
14-2, C 2.080%, 1/15/20	7,175	7,193
CarNow Auto Receivables Trust
12-1A, C 144A 4.940%, 3/15/16(3)	539	540
13-1A, B 144A 1.970%, 11/15/17(3)	4,570	4,577
13-1A,C 144A 2.980%, 11/15/17(3)	7,244	7,282
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	4,180	4,200
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	9,242	9,273
CFC LLC 14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,565
Chase Funding Trust 04-2, 1A4 5.323%, 2/26/35	1,260	1,274
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	29,452	30,246
CIT Equipment Collateral 12-VT1, D 144A 4.120%, 10/21/19(3)	10,000	10,209
Citicorp Residential Mortgage Securities, Inc. 07- 12, A6 5.753%, 6/25/37(2)	10,754	11,130
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,064
12-B, B 1.780%, 6/15/20	4,000	4,063
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	135	140
01-3, A4 6.910%, 5/1/33(2)	12,541	13,909
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	18,435	18,527
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,608
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,103
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	38,868	41,763
Drug Royalty LP
II 14-1, A2 144A 3.484%, 7/15/23(3)	15,045	15,045
I 12-1, A2 144A 5.800%, 7/15/24(3)	4,051	4,208
DT Auto Owner Trust
12-1A, C 144A 3.380%, 10/16/17(3)	724	724
13-1A, C 144A 2.730%, 2/15/19(3)	17,775	17,966
13-2A, C 144A 3.060%, 9/16/19(3)	17,500	17,767
14-1A, C 144A 2.640%, 10/15/19(3)	14,400	14,496
14-2A, C 144A 2.460%, 1/15/20(3)	14,370	14,381
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	8,500	8,791

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-2A, C 144A 3.060%, 7/16/18(3)	$8,050	$8,221
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	18,257
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,296
13-1A, C 144A 3.520%, 2/15/19(3)	15,000	15,558
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	16,280
13-1A, D 144A 5.050%, 10/15/19(3)	13,000	13,196
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,699
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	16,012	16,241
Global Science Finance S.A.R.L.
13-1A, A 144A 2.980%, 4/17/28(3)	22,481	22,510
13-2A, A 144A 3.670%, 11/17/28(3)	6,592	6,742
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	4,390	4,441
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	2,235	2,249
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	833	884
05-12, AF3W 4.999%, 9/25/35(2)	11,890	12,108
Harley-Davidson Motorcycle Trust 10-1, C 2.590%, 4/15/18	7,558	7,593
Hertz Vehicle Financing LLC
09-2A, A2 144A 5.290%, 3/25/16	5,000	5,120
13-1A, A1 144A 1.120%, 8/25/17(3)	18,325	18,351
11-1A, A2 144A 3.290%, 3/25/18(3)	12,290	12,887
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	15,405	15,609
14-AA, A 144A 1.770%, 11/25/26(3)	19,225	19,233
Hyundai Auto Receivables Trust
12-B, C 1.950%, 10/15/18	10,000	10,212
14-B, D 2.510%, 12/15/20	9,675	9,694
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	3,869	3,887
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,220	1,257
LEAF Receivables Funding LLC
12-1, D 144A 4.680%, 9/15/20(3)	5,859	5,957
13-1, D 5.110%, 9/15/21(3)	655	671
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	4,838	4,955
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	23,112	23,540
10-1A, A 144A 3.540%, 10/20/32(3)	766	789
10-1A, B 144A 4.520%, 10/20/32(3)	1,493	1,556

	PAR VALUE	VALUE
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)	$5,000	$5,009
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(3)	7,893	8,115
MMCA Auto Owner Trust 11-A, B 144A 2.720%, 10/17/16(3)	3,500	3,549
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	4,000	4,015
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	7,920
New Century Home Equity Loan Trust 05-A, A4W 4.812%, 8/25/35(2)	16,808	17,515
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	9,270	9,270
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	6,232	6,383
12-AA, B 144A 4.870%, 3/10/27(3)	586	603
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,992
Residential Asset Mortgage Products, Inc. 03- RS8, AI7 5.015%, 9/25/33(2)	1,121	1,139
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	5,260	5,329
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	951	952
10-B, C 144A 3.020%, 10/17/16(3)	3,288	3,297
12-4, C 2.940%, 12/15/17	5,170	5,298
12-2, D 3.870%, 2/15/18	31,045	32,316
12-6, C 1.940%, 3/15/18	9,645	9,793
12-5, C 2.700%, 8/15/18	4,850	4,985
12-6, D 2.520%, 10/15/18	17,455	17,855
13-1, D 2.270%, 1/15/19	23,445	23,751
13-3, C 1.810%, 4/15/19	17,215	17,320
13-5, D 2.730%, 10/15/19	19,500	19,885
14-3, C 2.130%, 8/17/20	16,400	16,415
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	3,637	3,729
11-1A, B 144A 4.230%, 4/20/26(3)	3,548	3,666
12-2A, B 144A 3.420%, 3/20/29(3)	4,859	4,972
12-3A, A 144A 1.870%, 8/20/29(3)	17,209	17,356
13-1A, A 144A 1.590%, 11/20/29(3)	6,681	6,709
14-1A, A 144A 2.070%, 3/20/30(3)	7,748	7,760
Silverleaf Finance XV LLC 12-D, A144A 3.000%, 3/17/25(3)	10,712	10,841
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	3,850	3,898

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
13-B, A2A 144A 1.850%, 6/17/30(3)	$14,500		$14,321
13-C, A2A 144A 2.940%, 10/15/31(3)	10,805		11,130
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	3,470		3,479
Structured Asset Investment Loan Trust 05-HE1, M1 0.857%, 7/25/35(2)	5,138		4,829
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	2,713		2,670
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	5,038		5,155
12-AA, A 144A 2.000%, 9/20/29(3)	9,928		9,963
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	14,508		14,453
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(2)(3)	6,736		6,547
Textainer Marine Containers Ltd. 13-1A, A 144A 3.900%, 9/20/38(3)	18,500		19,098
Tidewater Auto Receivables Trust
12-AA, B 144A 2.430%, 4/15/19(3)	7,488		7,629
14-AA, C 2.560%, 8/15/19(3)	3,500		3,501
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	5,506		6,011
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	18,472		19,504
14-1A, A1 2.863%, 4/15/44(3)	4,671		4,699
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	21,250		22,167
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835		15,900
14-1A, C 144A 1.940%, 11/15/21(3)	6,000		5,993
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	6,306		6,371
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	703		708
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	6,165		6,168

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,434,154)			1,455,256

CORPORATE BONDS—36.7%
Consumer Discretionary—1.9%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	14,225	BRL	6,181
Boyd Gaming Corp.

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
9.125%, 12/1/18	$2,425	$2,592
9.000%, 7/1/20	5,350	5,918
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	6,173
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	3,625	3,050
CCO Holdings LLC 7.375%, 6/1/20	6,700	7,320
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	4,025	3,909
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	8,020	8,692
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	2,330	2,519
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	7,100	7,163
Dana Holding Corp. 6.500%, 2/15/19	3,973	4,206
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	4,085	4,218
144A 4.875%, 11/1/20(3)	13,800	14,214
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000	7,377
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(3)	6,000	6,168
International Game Technology 7.500%, 6/15/19	1,115	1,267
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	3,845	3,980
MGM Resorts International 6.750%, 10/1/20	6,500	7,272
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,523
ONO Finance II plc 144A 10.875%, 7/15/19(3)	1,035	1,136
QVC, Inc. 3.125%, 4/1/19	12,765	12,980
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	20,719
Toll Brothers Finance Corp.
4.000%, 12/31/18	10,375	10,712
6.750%, 11/1/19	10,036	11,617
Weyerhaeuser Real Estate Co. 144A 4.375%, 6/15/19(3)	3,330	3,351
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	3,006

		174,263

Consumer Staples—0.3%
Heinz (H.J.) Co. 4.250%, 10/15/20	20,949	21,106
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	6,850	7,175

		28,281

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—4.0%
Afren plc 144A 11.500%, 2/1/16(3)	$4,790	$5,371
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	17,435	17,871
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	778	792
Forest Oil Corp. 7.250%, 6/15/19	9,035	8,990
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,684
FTS International, Inc. 144A 6.250%, 5/1/22(3)	2,245	2,307
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(3)(5)	5,000	5,250
144A 6.212%, 11/22/16(3)	10,405	11,315
144A 8.146%, 4/11/18(3)	2,880	3,308
144A 6.510%, 3/7/22(3)(5)	3,235	3,505
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	10,000	10,625
Lukoil OAO International Finance BV
144A 6.375%, 11/5/14(3)	4,900	4,975
144A 3.416%, 4/24/18(3)	6,000	5,955
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500	8,325
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	4,940	4,977
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	20,870	21,809
Petrobras Global Finance BV 3.250%, 3/17/17	21,600	22,108
Petrobras International Finance Co. 3.500%, 2/6/17	10,000	10,265
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	16,540	16,547
Series 2015, 5.000%, 10/28/15	8,905	8,384
RegS 8.500%, 11/2/17(4)	75,460	70,095
Petroleos Mexicanos 144A 3.125%, 1/23/19(3)	20,730	21,445
PHI, Inc. 144A 5.250%, 3/15/19(3)	6,275	6,416
Plains Exploration & Production Co. 6.500%, 11/15/20	13,200	14,701
Pride International, Inc. 8.500%, 6/15/19	4,065	5,179
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925	8,044
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235	14,492
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(5)	10,800	10,813
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	8,000	8,500
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750	11,544
Venoco, Inc. 8.875%, 2/15/19	4,620	4,516

	PAR VALUE		VALUE
Energy—(continued)
Weatherford International Ltd. 9.625%, 3/1/19	$4,110		$5,393

			356,501

Financials—17.9%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,748
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	5,290		5,335
AerCap Ireland Capital Ltd. (AerCap Global Aviation Trust) 144A 3.750%, 5/15/19(3)	5,930		5,982
Air Lease Corp. 4.750%, 3/1/20	14,055		15,179
Aircastle Ltd.
4.625%, 12/15/18	7,740		7,992
6.250%, 12/1/19	10,400		11,440
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		9,200
144A 7.500%, 2/5/18(3)	12,140	TRY	5,314
Allstate Corp. 6.125%, 5/15/37(2)	4,730		5,067
American International Group, Inc.
2.375%, 8/24/15	5,825		5,929
5.850%, 1/16/18	7,300		8,333
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,872
Anglo American Capital plc 144A 9.375%, 4/8/19(3)	1,950		2,510
Associated Banc Corp. 5.125%, 3/28/16	8,635		9,197
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	4,880		5,053
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		14,076
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	7,000		7,298
144A 4.500%, 1/12/17(3)	13,000		13,731
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000		10,900
Banco de Credito del Peru 144A 4.750%, 3/16/16(3)	14,800		15,688
Banco Santander Brasil SA
144A 4.500%, 4/6/15(3)	7,500		7,669
144A 8.000%, 3/18/16(3)	28,335	BRL	12,247
144A 4.625%, 2/13/17(3)	9,300		9,893
Banco Santander Chile 144A 2.106%, 6/7/18(2)(3)	5,300		5,406
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	10,500		10,946
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	16,550		16,557
Bank of America Corp. (Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,940

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
2.000%, 1/11/18	$14,905	$15,000
5.490%, 3/15/19	2,868	3,224
Bank of Baroda 144A 4.875%, 7/23/19(3)	23,575	24,858
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110	10,919
Bank of India
144A 3.250%, 4/18/18(3)	22,470	22,603
144A 3.625%, 9/21/18(3)	10,200	10,276
Barclays Bank plc
5.200%, 7/10/14	1,610	1,611
144A 6.050%, 12/4/17(3)	13,130	14,892
144A 5.926%, 9/29/49(2)(3)(6)(7)	3,773	4,056
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270	8,446
BioMed Realty LP 3.850%, 4/15/16	9,375	9,808
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105	8,481
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	21,035	21,666
Caixa Economica Federal 144A 4.250%, 5/13/19(3)	16,925	17,086
Capital One Financial Corp. 6.150%, 9/1/16	5,364	5,936
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	12,775	12,851
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205	9,118
Citigroup, Inc.
0.501%, 6/9/16(2)	3,400	3,369
5.500%, 2/15/17	23,460	25,797
2.500%, 9/26/18	10,000	10,166
CNA Financial Corp. 5.850%, 12/15/14	7,575	7,764
CNH Capital LLC 3.625%, 4/15/18	20,225	20,756
Comerica Bank, Inc.
4.800%, 5/1/15	1,828	1,889
5.750%, 11/21/16	5,940	6,590
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	12,953	14,572
Corpbanca SA 3.125%, 1/15/18	8,000	8,018
Daimler Finance North America LLC 144A 2.625%, 9/15/16(3)	11,000	11,364
Discover Bank 8.700%, 11/18/19	1,750	2,224
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,986
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,359
Fifth Third Bank 4.750%, 2/1/15	750	768
First Tennessee Bank N.A.
5.050%, 1/15/15	13,750	14,057
5.650%, 4/1/16	15,664	16,653
Ford Motor Credit Co. LLC

	PAR VALUE	VALUE
Financials—(continued)
4.207%, 4/15/16	$10,000	$10,553
5.000%, 5/15/18	10,000	11,123
General Electric Capital Corp. 0.603%, 5/5/26(2)	8,000	7,387
General Motors Financial Co., Inc. 4.750%, 8/15/17	25,655	27,355
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	6,099
7.625%, 9/24/21	13,825	17,314
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	10,345	10,293
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	15,406
2.900%, 7/19/18	8,200	8,447
7.500%, 2/15/19	2,451	2,988
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	18,800	19,796
HBOS plc 144A 6.750%, 5/21/18(3)	685	789
HCP, Inc. 3.750%, 2/1/19	4,940	5,263
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,368
4.125%, 4/1/19	4,100	4,410
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,373
Hertz Corp. (The) 5.875%, 10/15/20	9,420	9,891
HSBC USA, Inc. 2.625%, 9/24/18	19,485	20,090
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	20,693
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	13,210	14,250
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(3)	4,975	5,187
144A 3.750%, 4/6/16(3)	500	523
144A 1.450%, 2/6/17(3)	8,000	8,029
144A 2.125%, 10/2/17(3)	2,940	2,984
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 3.500%, 3/15/17	965	976
4.875%, 3/15/19	1,520	1,566
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,748
144A 4.800%, 5/22/19(3)	13,000	13,733
ING Bank NV 144A 1.375%, 3/7/16(3)	9,000	9,106
International Lease Finance Corp. 3.875%, 4/15/18	18,635	19,101
Intesa San Paolo SpA 3.125%, 1/15/16	12,190	12,529
iStar Financial, Inc.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
4.000%, 11/1/17	$12,900		$12,997
4.875%, 7/1/18	12,250		12,342
5.000%, 7/1/19	2,440		2,452
Jefferies Group, Inc. 5.125%, 4/13/18	6,541		7,166
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		9,985
KeyBank N.A.
5.800%, 7/1/14	1,450		1,450
7.413%, 5/6/15	3,000		3,170
4.950%, 9/15/15	1,295		1,358
Korea Development Bank 3.500%, 8/22/17	9,750		10,280
Lazard Group LLC 4.250%, 11/14/20	7,765		8,134
Legg Mason, Inc. 5.500%, 5/21/19	13,868		16,026
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065		4,461
Lincoln National Corp.
8.750%, 7/1/19	15,040		19,497
6.050%, 4/20/67(2)(7)	2,885		2,917
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		4,995
144A 6.000%, 1/14/20(3)	1,790		2,027
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	2,960		3,299
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(2)	5,000		5,200
MetLife, Inc. 6.750%, 6/1/16	910		1,011
Morgan Stanley
5.550%, 4/27/17	10,200		11,333
144A 10.090%, 5/3/17(3)	22,595	BRL	10,098
Nationstar Mortgage LLC 6.500%, 8/1/18	15,370		15,870
Navient Corp.
4.625%, 9/25/17	24,805		26,200
(SLM Corp.) 4.875%, 6/17/19	9,140		9,420
ORIX Corp. 5.000%, 1/12/16	5,228		5,542
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	8,505		8,705
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800		14,671
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,461
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,750
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,740		3,048
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,006
8.875%, 6/15/38(2)(7)	11,200		13,735

	PAR VALUE	VALUE
Financials—(continued)
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	$7,750	$7,750
Regions Bank 7.500%, 5/15/18	12,001	14,282
Regions Financial Corp. 5.750%, 6/15/15	2,535	2,650
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	3,685
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	2,905	3,065
144A 5.298%, 12/27/17(3)	18,055	18,505
144A 5.100%, 7/25/18(3)(5)	8,750	8,838
Sabra Health Care LP 5.500%, 2/1/21	6,435	6,773
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	1,007
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	8,100	8,220
Unipersonal 144A 3.781%, 10/7/15(3)	8,000	8,263
SBA Tower Trust 144A 2.933%, 12/15/17(3)	13,275	13,526
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	14,140	14,175
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(10)	2,210	2,340
Senior Housing Properties Trust
4.300%, 1/15/16	6,875	7,123
3.250%, 5/1/19	6,685	6,769
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,633
144A 1.875%, 7/30/18(3)	1,000	984
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,767
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	2,900	2,980
144A 3.500%, 1/15/16(3)	6,895	7,160
State Street Corp. 4.956%, 3/15/18(7)	9,845	10,800
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,577
5.450%, 12/1/17	3,750	4,156
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,472
TeleCom Italia Capital SA 7.175%, 6/18/19	2,395	2,771
Turkiye Garanti Bankasi AS
144A 4.000%, 9/13/17(3)	12,500	12,653
144A 4.750%, 10/17/19(3)	8,500	8,564
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,415
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,904

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Union Bank NA
1.500%, 9/26/16	$2,000	$2,028
2.625%, 9/26/18	2,700	2,776
Unum Group 7.125%, 9/30/16	6,620	7,497
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,627
2.700%, 4/1/20	2,948	2,933
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	16,501
Voya Financials, Inc. 2.900%, 2/15/18	25,620	26,545
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(5)	15,900	16,315
144A 6.000%, 4/12/17(3)(5)	16,175	17,048
Wachovia Corp. 5.625%, 10/15/16	2,500	2,755
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,459
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,273
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,452
XL Group plc Series E, 6.500%, 12/29/49(2)	12,790	12,630
XLIT Ltd. 2.300%, 12/15/18	9,730	9,676
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	18,650	17,836
Zions Bancorp 4.500%, 3/27/17	8,120	8,665

		1,603,464

Health Care—1.4%
Alere, Inc. 6.500%, 6/15/20	6,175	6,515
Catamaran Corp. 4.750%, 3/15/21	7,165	7,254
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	4,790	4,934
144A 6.875%, 2/1/22(3)	860	916
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,522
HCA, Inc.
3.750%, 3/15/19	9,580	9,688
6.500%, 2/15/20	19,575	22,071
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	3,465	3,725
Symbion, Inc. 8.000%, 6/15/16	6,517	6,843
Tenet Healthcare Corp. 4.750%, 6/1/20	9,275	9,530
6.000%, 10/1/20	9,560	10,396
8.125%, 4/1/22	8,265	9,587
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	6,110	6,599
144A 5.625%, 12/1/21(3)	7,310	7,529

	PAR VALUE		VALUE
Health Care—(continued)
Zoetis, Inc. 1.875%, 2/1/18	$1,975		$1,979

			122,088

Industrials—4.9%
ADT Corp.(The) 6.250%, 10/15/21	13,360		14,195
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	12,034		12,455
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	1,623		1,716
99-1, G 7.930%, 1/2/19	10,329		11,491
01-1, G 7.100%, 4/2/21	45,158		50,125
American Airlines, Inc. 13-2, B 144A 5.600%, 7/15/20(3)	10,036		10,538
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	7,470		7,619
99-1, A1 7.200%, 1/2/19	1,704		1,772
00-1, A 8.707%, 1/2/19	4,864		5,108
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	8,602		8,903
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	3,875		3,948
British Airways plc 144A 5.625%, 6/20/20(3)	13,802		14,734
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	3,585		3,807
97-4, A 6.900%, 1/2/18	4,039		4,342
99-1, A 6.545%, 2/2/19	10,182		11,289
09-2, A 7.250%, 11/10/19	741		868
00-1, A1 8.048%, 11/1/20	6,822		7,849
01-1, A1 6.703%, 6/15/21	13,349		14,584
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	28,592		31,022
Deluxe Corp. 6.000%, 11/15/20	2,950		3,112
HD Supply, Inc. 8.125%, 4/15/19	2,935		3,243
KOC Holdings AS 144A 3.500%, 4/24/20(3)	13,595		12,935
Northwest Airlines Pass-Through-Trust
07-1, B 8.028%, 11/1/17	2,705		3,060
02-1, G2 6.264%, 11/20/21	13,520		14,625
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	12,850	BRL	5,234
Parker Hannifin Corp. 5.500%, 5/15/18	7,970		9,015
Rexel SA 144A 5.250%, 6/15/20(3)	15,970		16,689
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	12,830		14,338
144A 8.375%, 6/15/19(3)	7,770		8,605
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	2,905		2,956

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Toledo Edison Co. (The) 7.250%, 5/1/20	$224	$270
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000	9,443
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	10,000	10,325
01-1, G 7.076%, 3/20/21	22,004	24,535
11-1, A 7.125%, 10/22/23	7,879	9,239
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	25,138	28,783
07-01, A 6.636%, 7/2/22	19,505	21,553
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,388
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	19,103	20,321

		443,034

Information Technology—1.1%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	5,930	6,345
Avaya, Inc. 144A 7.000%, 4/1/19(3)	25,510	25,638
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	795	805
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	17,393
Equinix, Inc. 4.875%, 4/1/20	8,062	8,304
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,292
First Data Corp. 11.750%, 8/15/21	11,515	13,703
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(10)	3,250	3,603
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(10)	4,455	4,578
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,206
Sanmina Corp. 144A 4.375%, 6/1/19(3)	3,280	3,284
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	4,550	4,254

		99,405

Materials—2.4%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,987
Ardagh Packaging Finance plc
144A 7.375%, 10/15/17(3)	8,145	8,601
144A 6.250%, 1/31/19(3)	2,705	2,779
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	6,050	6,216
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	11,217

	PAR VALUE	VALUE
Materials—(continued)
CRH America, Inc.
4.125%, 1/15/16	$4,000	$4,193
8.125%, 7/15/18	4,770	5,863
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	12,039
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	8,600	9,396
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	9,000	9,133
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	10,280	11,616
Hexion U.S. Finance Corp.
8.875%, 2/1/18	12,085	12,599
6.625%, 4/15/20	12,240	13,036
Huntsman International LLC 4.875%, 11/15/20	3,910	4,066
INEOS Group Holdings SA 144A 5.875%, 2/1/19(3)	5,870	6,031
International Paper Co. 9.375%, 5/15/19	5,330	7,057
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	8,005	8,405
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,722
8.250%, 2/15/21	3,120	3,409
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,404
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,289
Tronox Finance LLC 6.375%, 8/15/20	10,840	11,247
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	12,755	12,372
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	10,640	12,316
144A 6.000%, 1/31/19(3)	6,000	6,233

		217,226

Telecommunication Services—1.6%
AT&T, Inc. 5.500%, 2/1/18	11,123	12,601
CenturyLink, Inc. Series V 5.625%, 4/1/20	10,050	10,678
Crown Castle Towers LLC 144A
3.214%, 8/15/15(3)	4,950	5,029
144A 5.495%, 1/15/17(3)	5,915	6,383
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	8,360	9,154
Frontier Communications Corp. 7.125%, 3/15/19	12,200	13,908
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	6,045	6,529
Sprint Corp. 144A 7.250%, 9/15/21(3)	4,080	4,514

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
T-Mobile USA, Inc.
6.464%, 4/28/19	$7,630	$8,050
6.542%, 4/28/20	7,905	8,567
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,931
Verizon Communications, Inc.
2.500%, 9/15/16	5,900	6,081
3.650%, 9/14/18	13,800	14,736
Wind Acquisition Finance S.A.
144A 7.250%, 2/15/18(3)	7,000	7,402
144A 4.750%, 7/15/20(3)	9,005	9,095
Windstream Corp. 7.750%, 10/15/20	12,125	13,201

		138,859

Utilities—1.2%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	14,133
AmeriGas Partners LP
6.250%, 8/20/19	5,670	6,081
6.750%, 5/20/20	4,000	4,360
Dayton Power & Light Co. (The) 144A 1.875%, 9/15/16(3)	2,000	2,034
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	15,454
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,768
Korea Electric Power Corp. 144A 5.500%, 7/21/14(3)	3,420	3,428
Korea Gas Corp. 144A 6.000%, 7/15/14(3)	2,000	2,003
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	10,172
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,340
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,754
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,917
144A 2.750%, 5/7/19(3)	9,370	9,445

		103,889

TOTAL CORPORATE BONDS (Identified Cost $3,167,780)		3,287,010

LOAN AGREEMENTS(2)—15.9%
Consumer Discretionary—4.2%
Acquisitions Cogeco Cable II LP Tranche B, 3.250%, 11/30/19	3,678	3,673
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	4,092	4,138

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Allison Transmission Tranche B-3, 3.750%, 8/23/19	$11,776	$11,819
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	7,319	7,350
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	5,858	5,894
Tranche B-6, 6.451%, 1/28/18	4,084	3,820
Tranche B-7, 9.750%, 1/28/18	1,750	1,729
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,960	8,022
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	4,350	4,359
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,481	9,349
Tranche F, 3.000%, 1/3/21	14,563	14,362
Checkout Holding Corp. Tranche B, First Lien 4.500%, 4/9/21(8)	8,710	8,730
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	8,148	8,187
Tranche B, 3.250%, 12/31/18	4,164	4,156
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	5,419	5,466
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	8,895	8,865
CSC Holdings, Inc. Tranche B, 2.650%, 4/17/20	7,162	7,096
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	10,348	10,400
Hilton Worldwide Finance LLC 3.500%, 10/26/20	16,781	16,773
Hubbard Radio LLC Tranche 1, 0.000%, 0/0/0	—	—
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	10,116	10,164
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	21,597	21,614
Libbey Glass Co. 3.750%, 4/9/21	5,962	5,970
MGM Resort International Tranche B 3.500%, 12/20/19	7,153	7,139
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,383	3,446
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	6,074	6,120
Tranche B-2, 4.500%, 5/21/20	5,254	5,294
PVH Corp. Tranche B 3.250%, 2/13/20	17,026	17,169
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,855	1,899
Scientific Games International, Inc. 4.250%, 10/18/20	11,428	11,321

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	$2,817	$2,816
Seminole Tribe of Florida 3.000%, 4/29/20	14,553	14,551
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	3,940	3,942
Tranche B, 4.400%, 1/31/17	4,168	4,174
0.000%, 7/1/21(8)	7,653	7,654
Seven Seas Cruises S.R.L. Tranche B-2, 3.750%, 12/21/18	4,267	4,270
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,121	2,127
SRAM Corp. First Lien, 4.625%, 4/10/20	2,029	2,015
Station Casinos LLC Tranche B, 4.250%, 3/2/20	12,019	12,069
Tribune Co. 4.000%, 12/27/20	11,839	11,879
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	8,500	8,440
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	4,212	4,231
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	21,761	21,769
4.000%, 3/1/20	10,817	10,830
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	13,968	13,942
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	8,780	8,818
Zuffa LLC Initial Term 3.750%, 2/25/20	10,841	10,871

		378,722

Consumer Staples—0.8%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	210	210
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	19,740	19,631
Tranche F, 3.250%, 2/24/21	6,209	6,176
Darling International, Inc. Tranche B, 3.250%, 1/6/21	1,650	1,653
Del Monte Corp. Big Heart Pet Brands 3.500%, 3/9/20	11,504	11,428
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	5,647	5,696
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	5,238	5,441
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	6,930	6,932

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tranche 1, Second Lien, 5.750%, 8/21/20	$720	$737
Tranche 2, 4.875%, 6/21/21	14,688	14,890

		72,794

Energy—0.5%
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,863	1,895
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	4,096
Tranche B-2, 4.500%, 4/30/19	768	774
FTS International, Inc. 5.750%, 4/16/21	3,055	3,096
NGPL Pipeco LLC 6.750%, 9/15/17	5,858	5,876
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	4,598	4,503
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 4.000%, 2/21/21(8)	21,871	21,785

		42,025

Financials—1.5%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	19,213	19,245
Asurion LLC Tranche B-1, 5.000%, 5/24/19	10,050	10,127
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,611	3,627
Second Lien, 6.000%, 4/30/20	429	439
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,283	6,247
Delos Finance S.A R.L. 3.500%, 3/6/21	21,956	21,981
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	3,336	3,452
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	10,991	11,117
Realogy Corp.
Extended LOC, 2.201%, 10/10/16(8)	526	525
Tranche B, 3.750%, 3/5/20	17,827	17,850
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	10,737	10,766
Trans Union LLC 4.000%, 4/9/21	12,027	12,051
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	19,840	19,648

		137,075

Health Care—1.5%
Alere, Inc. (IM US Holdings LLC) Tranche B, 4.750%, 6/30/17	8,635	8,672

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	$9,345	$9,362
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	4,005	4,033
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	2,433	2,432
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	10,064	10,122
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	2,291	2,307
ConvaTec, Inc. 4.000%, 12/22/16	1,331	1,335
Davita Healthcare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,927	3,950
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	4,111	4,125
Envision Healthcare Corp. (aka Emergency Medical Services Corp.) 4.000%, 5/25/18	6,696	6,722
Hologic, Inc. Tranche B 3.250%, 8/1/19	14,790	14,798
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,775	5,805
InVentiv Health, Inc. 7.500%, 8/4/16	8,750	8,807
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	6,686	6,695
Tranche E-1, 4.000%, 5/4/18	1,577	1,581
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	8,779	8,793
Salix Pharmaceuticals Ltd. First Lien, 4.250%, 1/2/20	5,052	5,098
Sheridan Holdings, Inc. First Lien, 4.500%, 6/29/18	8,502	8,515
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	3,535	3,535
United Surgical Partners Tranche B 4.750%, 4/3/19	3,769	3,802
Valeant Pharmaceuticals International, Inc. Series D2, Tranche B, 3.750%, 2/13/19	14,019	14,041

		134,530

Industrials—1.8%
Acosta, Inc. Tranche B, 4.250%, 3/2/18	7,920	7,967
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	35,483	35,596
AWAS Finance Luxembourg SA 3.500%, 7/16/18	9,730	9,760
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	9,661	9,722
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	1,457	1,462

	PAR VALUE	VALUE
Industrials—(continued)
Ceridian Corp. 4.400%, 8/14/15(8)	$18,950	$19,017
DynCorp International, Inc. 6.250%, 7/7/16	7,602	7,632
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	11,633	11,659
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	5,258	5,276
Mcjunkin Red Man Corp. 5.625%, 11/8/19	4,601	4,637
Nortek, Inc. 3.750%, 10/30/20	1,878	1,884
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	13,685	13,666
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	25,121	25,145
WireCo Worldgroup, Inc. 6.000%, 2/15/17	2,448	2,468

		155,891

Information Technology—3.8%
Active Network, Inc. (Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20(8)	10,649	10,616
Activision Blizzard, Inc. 3.250%, 10/12/20	11,159	11,202
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	33,549	33,620
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	610	624
Avago Technologies 3.750%, 5/6/21	20,134	20,220
Blue Coat Systems, Inc.
4.000%, 5/31/19	8,695	8,715
Second Lien, 9.500%, 6/26/20	21,813	22,213
CCC Information Services 4.000%, 12/20/19	5,856	5,851
CDW LLC 3.250%, 4/29/20	12,387	12,276
Custom Sensors & Technologies 0.000%, 6/18/21(8)	1,321	1,331
Deltek, Inc.
First Lien, 4.500%, 10/10/18	9,481	9,558
Second Lien, 0.000%, 10/10/19(8)	4,420	4,522
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	9,405	9,495
First Data Corp.
Tranche 2018, 4.154%, 3/23/18	22,100	22,164
Tranche 2021, 4.154%, 3/24/21	13,980	14,022
Genpact Ltd. 3.500%, 8/30/19	3,677	3,699
Go Daddy Operating Co. LLC 4.750%, 5/13/21	4,105	4,092
Infor (U.S.), Inc.
Tranche B-5, 3.750%, 6/3/20	7,321	7,283
Tranche B-3, 3.750%, 6/3/20	4,839	4,811
Information Resources, Inc. (Symphonyiri Group, Inc.) 5.000%, 9/30/20	1,899	1,916

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Interactive Data Corp. 4.750%, 5/2/21	$8,140	$8,222
IPC Systems, Inc. First Lien, 6.000%, 11/8/20(8)	7,772	7,806
Kronos, Inc.
First Lien, 4.500%, 10/30/19	4,363	4,404
Second Lien, 9.750%, 4/30/20	4,177	4,359
Mitchell International, Inc.
4.500%, 10/13/20	4,202	4,226
Second Lien, 8.500%, 10/11/21	9,231	9,446
Moneygram International, Inc. 4.250%, 3/27/20	5,458	5,392
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17(8)	5,198	5,252
Presidio, Inc. 5.000%, 3/31/17	10,768	10,837
Rovi Solutions Corp. 0.000%, 7/2/21(8)	3,648	3,657
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	12,728	12,751
Second Lien, 11.250%, 12/21/19	6,675	6,750
SkillSoft Corp. 7.750%, 4/28/22(8)	6,352	6,316
Sophia LP Tranche B-1, 4.000%, 7/19/18	6,303	6,316
Spansion LLC 3.750%, 12/19/19	9,379	9,418
SRA International, Inc. 6.500%, 7/20/18	6,519	6,552
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	11,244	11,191
Vantiv LLC (Fifth Third Processing Solutions LLC) Tranche B, 3.750%, 6/13/21	3,021	3,051
Wall Street Systems, Inc. 4.500%, 4/30/21	5,026	5,042

		339,218

Materials—0.5%
Ardagh Packaging Finance plc 4.000%, 12/17/19	2,077	2,083
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	2,100	2,112
AZ Chem US, Inc. 0.000%, 6/11/21(8)	2,946	2,978
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	3,870	3,915
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	6,946	6,959
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	14,253	14,283
Ineos Group Holdings, Inc. 3.750%, 5/4/18	12,479	12,467
Pro Mach, Inc. 4.500%, 7/6/17	1,918	1,929

		46,726

	PAR VALUE		VALUE
Telecommunication Services—0.7%
Global Tel*Link Corp. First Lien, 5.000%, 5/22/20	$9,163		$9,140
Intelsat Jackson Holdings S A. Tranche B-2, 3.750%, 6/30/19	12,912		12,951
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319		6,337
Tranche B, 4.000%, 1/15/20	3,485		3,493
UPC Financing Partnership Facility AH, 3.250%, 6/30/21	10,000		9,944
West Corp. Tranche B-10, 3.250%, 6/30/18	6,279		6,251
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	14,084		14,082

			62,198

Utilities—0.6%
Atlantic Power LP 4.750%, 2/24/21	2,902		2,941
Calpine Corp. 4.000%, 10/9/19	6,632		6,660
NRG Energy, Inc. 2.750%, 7/1/18	23,969		23,954
State of Santa Catarina (The) 4.000%, 12/27/22	14,790		14,500
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.625%, 10/10/17(12)	5,986		4,913

			52,968

TOTAL LOAN AGREEMENTS (Identified Cost $1,418,342)			1,422,147

	SHARES		VALUE
PREFERRED STOCKS—0.4%
Energy—0.1%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	8,645	(9)	8,705

Financials—0.3%
Ally Financial, Inc. Series G, 144A, 7.000%(3)	702		704
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	5,835	(9)	6,083
Banco do Brasil S.A., Tranche B, 144A, 8.500%(2)(3)	700	(9)	781
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,368
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	18,376

			30,312

TOTAL PREFERRED STOCKS (Identified Cost $37,429)			39,017

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—0.3%
SPDR S&P 500® ETF Trust Series 1	114,000	$22,312

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $21,590)		22,312

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $8,653,334)		8,850,040	(11)

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	97,302,954	97,303

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $97,303)		97,303

TOTAL INVESTMENTS—99.9% (Identified Cost $8,750,637)		8,947,343	(1)
Other assets and liabilities, net—0.1%		12,449

NET ASSETS—100.0%		$8,959,792

Abbreviations:

ETF	Exchange-Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $2,998,594 or 33.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	76%
Brazil	2
Luxembourg	2
Venezuela	2
Australia	1
Ireland	1
Mexico	1
Other	15

Total	100%

†	% of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,455,256	$—	$1,455,256	$—
Corporate Bonds	3,287,010	—	3,287,010	—
Foreign Government Securities	523,536	—	523,536	—
Loan Agreements	1,422,147	—	1,407,647	14,500
Mortgage-Backed Securities	1,952,840	—	1,952,840	—
Municipal Bonds	14,926	—	14,926	—
U.S. Government Securities	132,996	—	132,996	—
Equity Securities:
Exchange-Traded Funds	22,312	22,312	—	—
Preferred Stocks	39,017	—	39,017	—
Short-Term Investments	97,303	97,303	—	—

Total Investments	$8,947,343	$119,615	$8,813,228	$14,500

Securities held by the Fund with an end of period value of $704 were transferred from Level 1 to Level 2 since an exchange price was no longer available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Loan Agreements
Balance as of September 30, 2013:	$29,377	$15,187	$14,190
Accrued discount/(premium)	(104)	(2)	(102)
Realized gain (loss)	413	429	(16)
Change in unrealized appreciation/(depreciation)	(18)	(656)	638
Purchases	—	—	—
Sales(b)	(15,168)	(14,958)	(210)
Transfers into Level 3 (a)	—	—	—
Transfers from Level 3 (a)	—	—	—

Balance as of June 30, 2014	$14,500	$—	$14,500

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

The accompanying notes are an integral part of the financial statements.

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.3%
Consumer Discretionary—0.1%
Host Hotels & Resorts, Inc.	268,280	$5,905

Consumer Staples—12.4%
Altria Group, Inc.	1,060,880	44,493
Archer-Daniels-Midland Co.(The)	421,470	18,591
Avon Products, Inc.	318,970	4,660
Brown-Forman Corp. Class B	112,950	10,636
Campbell Soup Co.	136,240	6,241
Clorox Co. (The)	89,590	8,188
Coca-Cola Co. (The)	2,232,060	94,550
Coca-Cola Enterprises, Inc.	167,750	8,015
Colgate-Palmolive Co.	531,870	36,263
ConAgra Foods, Inc.	287,810	8,542
Constellation Brands, Inc. Class A(2)	150,280	13,244
Costco Wholesale Corp.	269,980	31,091
CVS Caremark Corp.	710,370	53,541
Dr. Pepper Snapple Group, Inc.	138,270	8,100
Estee Lauder Cos., Inc. (The) Class A	169,610	12,595
General Mills, Inc.	387,990	20,385
Hershey Co. (The)	101,820	9,914
Hormel Foods Corp.	113,220	5,587
J.M. Smucker Co. (The)	73,360	7,818
Kellogg Co.	170,900	11,228
Keurig Green Mountain, Inc.	75,240	9,375
Kimberly-Clark Corp.	234,500	26,081
Kraft Foods Group, Inc.	351,240	21,057
Kroger Co. (The)	341,400	16,875
Lorillard, Inc.	234,690	14,309
McCormick & Co., Inc.	94,170	6,742
Mead Johnson Nutrition Co.	131,210	12,225
Molson Coors Brewing Co. Class B	118,470	8,786
Mondelez International, Inc.	941,180	35,398
Monster Beverage Corp.(2)	92,890	6,598
PepsiCo, Inc.	513,630	45,888
Philip Morris International, Inc.	929,210	78,342
Procter & Gamble Co. (The)	1,598,450	125,622
Reynolds American, Inc.	204,170	12,322
Safeway, Inc.	189,050	6,492
SYSCO Corp.	378,880	14,189
Tyson Foods, Inc. Class A	213,770	8,025
Wal-Mart Stores, Inc.	951,430	71,424

	SHARES	VALUE
Consumer Staples—(continued)
Walgreen Co.	553,120	$41,003
Whole Foods Market, Inc.	240,840	9,304

		983,739

Diversiified REIT—0.1%
Prologis, Inc.	177,474	7,292

Energy—12.4%
Anadarko Petroleum Corp.	291,650	31,927
Apache Corp.	220,800	22,217
Baker Hughes, Inc.	286,290	21,314
Cabot Oil & Gas Corp.	448,700	15,319
Cameron International Corp.(2)	162,640	11,012
Chesapeake Energy Corp.	336,270	10,451
Chevron Corp.	957,520	125,004
Cimarex Energy Co.	43,500	6,241
ConocoPhillips	450,130	38,590
CONSOL Energy, Inc.	182,160	8,392
Denbury Resources, Inc.	352,070	6,499
Devon Energy Corp.	219,550	17,432
Diamond Offshore Drilling, Inc.(3)	56,160	2,787
Ensco plc Class A	115,630	6,426
EOG Resources, Inc.	330,810	38,658
EQT Corp.	75,460	8,067
Exxon Mobil Corp.	1,428,570	143,828
FMC Technologies, Inc.(2)	210,050	12,828
Halliburton Co.	502,580	35,688
Helmerich & Payne, Inc.	53,430	6,204
Hess Corp.	163,310	16,150
Kinder Morgan, Inc.	330,680	11,990
Marathon Oil Corp.	393,700	15,717
Marathon Petroleum Corp.	143,780	11,225
Murphy Oil Corp.	113,120	7,520
Nabors Industries Ltd.	241,030	7,079
National Oilwell Varco, Inc.	270,710	22,293
Newfield Exploration Co.(2)	67,150	2,968
Noble Corp. plc	125,290	4,205
Noble Energy, Inc.	243,740	18,880
Occidental Petroleum Corp.	340,560	34,952
ONEOK, Inc.	103,520	7,048
Peabody Energy Corp.	196,340	3,210
Phillips 66	281,160	22,614
Pioneer Natural Resources Co.	161,160	37,036
QEP Resources, Inc.	88,650	3,058

1

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Range Resources Corp.	131,380	$11,423
Rowan Cos. plc Class A	167,800	5,358
Schlumberger Ltd.	665,160	78,456
Southwestern Energy Co.(2)	223,600	10,172
Spectra Energy Corp.	446,360	18,961
Tesoro Corp.	202,430	11,877
Transocean Ltd.(3)	168,520	7,588
Valero Energy Corp.	370,590	18,567
Williams Cos., Inc. (The)	513,270	29,877

		987,108

Financials—11.2%
ACE Ltd.	119,680	12,411
Affiliated Managers Group, Inc.(2)	19,600	4,026
Aflac, Inc.	162,001	10,085
Allstate Corp. (The)	154,922	9,097
American Express Co.	323,620	30,702
American International Group, Inc.	513,518	28,028
Ameriprise Financial, Inc.	67,817	8,138
AON plc	104,872	9,448
Apartment Investment & Management Co. Class A	52,566	1,696
Assurant, Inc.	25,045	1,642
Bank of America Corp.	3,734,309	57,396
Bank of New York Mellon Corp. (The)	405,484	15,198
BB&T Corp.	253,952	10,013
Berkshire Hathaway, Inc. Class B(2)	639,391	80,921
BlackRock, Inc.	44,534	14,233
Capital One Financial Corp.	203,374	16,799
CBRE Group, Inc.(2)	97,679	3,130
Charles Schwab Corp. (The)	415,113	11,179
Chubb Corp. (The)	86,349	7,959
Cincinnati Financial Corp.	51,371	2,468
Citigroup, Inc.	1,079,138	50,827
CME Group, Inc.	112,161	7,958
Comerica, Inc.	65,202	3,271
Crown Castle International Corp.	118,998	8,837
Discover Financial Services	166,006	10,289
E*Trade Financial Corp.(2)	104,695	2,226
Fifth Third Bancorp	300,526	6,416
Franklin Resources, Inc.	143,320	8,290
Genworth Financial, Inc. Class A(2)	177,894	3,095
Goldman Sachs Group, Inc. (The)	147,440	24,687
Hartford Financial Services Group, Inc. (The)	160,835	5,760

	SHARES	VALUE
Financials—(continued)
Hudson City Bancorp, Inc.	171,761	$1,688
Huntington Bancshares, Inc.	290,901	2,775
IntercontinentalExchange Group, Inc.	40,683	7,685
Invesco Ltd.	152,521	5,758
JPMorgan Chase & Co.	1,344,340	77,461
KeyCorp	314,873	4,512
Legg Mason, Inc.	37,035	1,900
Leucadia National Corp.	113,052	2,964
Lincoln National Corp.	94,564	4,864
Loews Corp.	108,909	4,793
M&T Bank Corp.	46,586	5,779
Marsh & McLennan Cos., Inc.	195,297	10,120
McGraw-Hill Cos., Inc. (The)	96,889	8,045
MetLife, Inc.	400,062	22,227
Moody’s Corp.	67,336	5,903
Morgan Stanley	495,632	16,024
NASDAQ OMX Group, Inc. (The)	42,087	1,625
Navient Corp.	151,740	2,687
Northern Trust Corp.	79,215	5,086
People’s United Financial, Inc.	113,056	1,715
Plum Creek Timber Co., Inc.	62,090	2,800
PNC Financial Services Group, Inc. (The)	189,255	16,853
Principal Financial Group, Inc.	97,212	4,907
Progressive Corp. (The)	194,849	4,941
Prudential Financial, Inc.	164,130	14,570
Regions Financial Corp.	487,653	5,179
State Street Corp.	152,757	10,274
SunTrust Banks, Inc.	190,476	7,631
T. Rowe Price Group, Inc.	93,382	7,882
Torchmark Corp.	31,501	2,581
Travelers Cos., Inc. (The)	123,670	11,634
U.S. Bancorp	643,899	27,894
Unum Group	90,590	3,149
Vornado Realty Trust	61,661	6,581
Wells Fargo & Co.	1,703,108	89,515
Weyerhaeuser Co.(3)	206,643	6,838
XL Group plc	96,973	3,174
Zions Bancorp	67,014	1,975

		888,214

Health Care—12.6%
Abbott Laboratories	545,410	22,307
AbbVie, Inc.	678,480	38,293
Actavis plc(2)	119,130	26,572

2

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Aetna, Inc.	157,060	$12,734
Agilent Technologies, Inc.	143,080	8,219
Alexion Pharmaceuticals, Inc.(2)	85,110	13,298
Allergan, Inc.	131,010	22,170
AmerisourceBergen Corp.	99,990	7,265
Amgen, Inc.	324,600	38,423
Bard (C.R.), Inc.	34,960	5,000
Baxter International, Inc.	236,840	17,124
Becton, Dickinson & Co.	85,130	10,071
Biogen Idec, Inc.(2)	104,040	32,805
Boston Scientific Corp.(2)	576,680	7,364
Bristol-Myers Squibb Co.	713,960	34,634
Cardinal Health, Inc.	147,740	10,129
CareFusion Corp.(2)	88,070	3,906
Celgene Corp.(2)	341,719	29,347
Cerner Corp.(2)	127,010	6,551
CIGNA Corp.	118,880	10,933
Covidien plc	193,180	17,421
DaVita, Inc.(2)	76,560	5,537
DENTSPLY International, Inc.	60,600	2,869
Edwards Lifesciences Corp.(2)	45,700	3,923
Eli Lilly & Co.	422,300	26,254
Express Scripts Holding Co.(2)	349,740	24,248
Gilead Sciences, Inc.(2)	655,280	54,329
Hospira, Inc.(2)	70,850	3,640
Humana, Inc.	71,170	9,090
Intuitive Surgical, Inc.(2)	16,540	6,811
Johnson & Johnson	1,207,180	126,295
Laboratory Corp. of America Holdings(2)	35,980	3,684
McKesson Corp.	101,830	18,962
Medtronic, Inc.	431,200	27,493
Merck & Co., Inc.	1,246,980	72,138
Mylan, Inc.(2)	159,910	8,245
Patterson Cos., Inc.	34,700	1,371
PerkinElmer, Inc.	49,070	2,298
Perrigo Co. plc	57,570	8,391
Pfizer, Inc.	2,721,800	80,783
Quest Diagnostics, Inc.	64,060	3,760
Regeneron Pharmaceuticals, Inc.(2)	34,290	9,686
St. Jude Medical, Inc.	125,850	8,715
Stryker Corp.	129,020	10,879
Tenet Healthcare Corp.(2)	43,640	2,048
Thermo Fisher Scientific, Inc.	170,990	20,177
UnitedHealth Group, Inc.	421,540	34,461

	SHARES	VALUE
Health Care—(continued)
Varian Medical Systems, Inc.(2)	44,160	$3,672
Vertex Pharmaceuticals, Inc.(2)	100,940	9,557
Waters Corp.(2)	35,970	3,757
WellPoint, Inc.	123,410	13,280
Zimmer Holdings, Inc.	73,470	7,631
Zoetis, Inc.	214,900	6,935

		995,485

Industrials—12.4%
3M Co.	326,373	46,750
ADT Corp. (The)	88,748	3,101
Allegion plc	46,731	2,649
Ametek, Inc.	125,340	6,553
Avery Dennison Corp.	155,110	7,949
Boeing Co. (The)	359,322	45,717
Caterpillar, Inc.	341,263	37,085
Cintas Corp.	62,765	3,988
CSX Corp.	619,078	19,074
Cummins, Inc.	161,145	24,863
Danaher Corp.	346,637	27,291
Deere & Co.	207,853	18,821
Delta Air Lines, Inc.	434,978	16,842
Dover Corp.	103,140	9,381
Dun & Bradstreet Corp.	18,741	2,065
Eaton Corp. plc	298,923	23,071
Emerson Electric Co.	380,335	25,239
Equifax, Inc.	85,241	6,183
Expeditors International of Washington, Inc.	100,433	4,435
Fastenal Co.	139,705	6,914
FedEx Corp.	152,726	23,120
Flowserve Corp.	70,639	5,252
Fluor Corp.	118,171	9,087
General Dynamics Corp.	181,613	21,167
General Electric Co.	3,805,576	100,010
Grainger (W.W.), Inc.	40,981	10,420
Honeywell International, Inc.	422,948	39,313
Illinois Tool Works, Inc.	206,834	18,110
Ingersoll-Rand plc	129,324	8,084
Iron Mountain, Inc.	88,681	3,144
Jacobs Engineering Group, Inc.(2)	68,342	3,641
Joy Global, Inc.	51,283	3,158
Kansas City Southern	56,364	6,060
L-3 Communications Holdings, Inc.	44,460	5,369
Lockheed Martin Corp.	144,882	23,287

3

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Masco Corp.	203,641	$4,521
Nielsen Holdings NV	154,383	7,474
Norfolk Southern Corp.	186,362	19,201
Northrop Grumman Corp.	118,775	14,209
PACCAR, Inc.	211,141	13,266
Pall Corp.	82,058	7,007
Parker Hannifin Corp.	96,001	12,070
Pentair plc	99,498	7,176
Pitney Bowes, Inc.	119,036	3,288
Precision Castparts Corp.	74,239	18,738
Quanta Services, Inc.(2)	112,442	3,888
Raytheon Co.	175,965	16,233
Republic Services, Inc.	136,554	5,185
Robert Half International, Inc.	99,244	4,738
Robinson (C.H.) Worldwide, Inc.	76,356	4,871
Rockwell Automation, Inc.	91,573	11,461
Rockwell Collins, Inc.	89,241	6,973
Roper Industries, Inc.	50,915	7,434
Ryder System, Inc.	48,988	4,315
Snap-On, Inc.	30,124	3,570
Southwest Airlines Co.	390,385	10,486
Stanley Black & Decker, Inc.	79,728	7,002
Stericycle, Inc.(2)	43,077	5,101
Textron, Inc.	178,857	6,848
Tyco International Ltd.	236,728	10,795
Union Pacific Corp.	504,926	50,366
United Parcel Service, Inc. Class B	367,447	37,722
United Technologies Corp.	448,658	51,798
Waste Management, Inc.	241,023	10,781
Xylem, Inc.	95,036	3,714

		987,424

Information Technology—11.2%
Accenture plc Class A	171,308	13,848
Adobe Systems, Inc.(2)	129,142	9,345
Akamai Technologies, Inc.(2)	54,882	3,351
Alliance Data Systems Corp.(2)	14,550	4,092
Altera Corp.	91,746	3,189
Amphenol Corp. Class A	45,504	4,384
Analog Devices, Inc.	90,466	4,891
Apple, Inc.	1,612,573	149,856
Applied Materials, Inc.	336,770	7,594
Autodesk, Inc.(2)	67,730	3,819
Automatic Data Processing, Inc.	133,349	10,572

	SHARES	VALUE
Information Technology—(continued)
Avago Technologies Ltd.	67,550	$4,868
Broadcom Corp. Class A	154,555	5,737
CA, Inc.	90,223	2,593
Cisco Systems, Inc.	1,386,630	34,458
Citrix Systems, Inc.(2)	47,926	2,998
Cognizant Technology Solutions Corp. Class A(2)	172,320	8,428
Computer Sciences Corp.	42,004	2,655
Corning, Inc.	360,414	7,911
eBay, Inc.(2)	313,539	15,696
Electronic Arts, Inc.(2)	90,267	3,238
EMC Corp.	559,946	14,749
F5 Networks, Inc.(2)	20,893	2,328
Facebook, Inc. Class A(2)	466,110	31,364
Fidelity National Information Services, Inc.	85,672	4,690
First Solar, Inc.(2)	18,818	1,337
Fiserv, Inc.(2)	71,326	4,302
FLIR Systems, Inc.	42,992	1,493
Google, Inc. Class A(2)	76,768	44,884
Google, Inc. Class C(2)	76,618	44,077
Harris Corp.	31,804	2,409
Hewlett-Packard Co.	421,848	14,208
Intel Corp.	1,147,818	35,468
International Business Machines Corp.	257,321	46,645
Intuit, Inc.	80,253	6,463
Jabil Circuit, Inc.	62,311	1,302
Juniper Networks, Inc.(2)	131,892	3,237
KLA-Tencor Corp.	48,701	3,538
Lam Research Corp.	43,395	2,933
Linear Technology Corp.	69,591	3,276
MasterCard, Inc. Class A	277,710	20,403
Microchip Technology, Inc.(3)	59,168	2,888
Micron Technology, Inc.(2)	309,086	10,184
Microsoft Corp.	2,034,867	84,854
Motorola Solutions, Inc.	62,593	4,167
NetApp, Inc.	93,692	3,422
NVIDIA Corp.	161,977	3,003
Oracle Corp.	934,538	37,877
Paychex, Inc.	91,178	3,789
QUALCOMM, Inc.	459,535	36,395
Red Hat, Inc.(2)	56,310	3,112
Salesforce.com, Inc.(2)	164,431	9,550
SanDisk Corp.	67,192	7,017
Seagate Technology plc	88,817	5,047
Symantec Corp.	195,446	4,476

4

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
TE Connectivity Ltd.	110,978	$6,863
Teradata Corp.(2)	47,142	1,895
Texas Instruments, Inc.	296,019	14,147
Total System Services, Inc.	51,703	1,624
VeriSign, Inc.(2)	36,990	1,805
Visa, Inc. Class A	135,920	28,640
Western Digital Corp.	59,269	5,470
Western Union Co. (The)	148,888	2,582
Xerox Corp.	313,570	3,901
Xilinx, Inc.	78,408	3,709
Yahoo!, Inc.(2)	258,450	9,079

		888,125

Materials—12.4%
Air Products & Chemicals, Inc.	347,205	44,657
Airgas, Inc.	114,525	12,473
Alcoa, Inc.	1,947,922	29,004
Allegheny Technologies, Inc.	190,880	8,609
Ball Corp.	236,824	14,844
Bemis Co., Inc.	179,652	7,305
CF Industries Holdings, Inc.	85,266	20,509
Dow Chemical Co. (The)	1,964,374	101,087
Du Pont (E.I.) de Nemours & Co.	1,498,343	98,052
Eastman Chemical Co.	251,506	21,969
Ecolab, Inc.	439,091	48,888
FMC Corp.	225,414	16,047
Freeport-McMoRan Copper & Gold, Inc.	1,276,566	46,595
International Flavors & Fragrances, Inc.	138,279	14,420
International Paper Co.	717,111	36,193
LyondellBasell Industries N.V. Class A	679,232	66,327
MeadWestvaco Corp.	287,257	12,714
Monsanto Co.	855,281	106,688
Mosaic Co. (The)	530,293	26,223
Newmont Mining Corp.	816,531	20,772
Nucor Corp.	530,373	26,121
Owens-Illinois, Inc.(2)	286,758	9,933
PPG Industries, Inc.	227,843	47,881
Praxair, Inc.	477,513	63,433
Sealed Air Corp.	334,356	11,425
Sherwin-Williams Co. (The)	140,765	29,126
Sigma-Aldrich Corp.	199,441	20,239
United States Steel Corp.(3)	259,641	6,761
Vulcan Materials Co.	222,711	14,198

		982,493

	SHARES	VALUE
Office REIT—0.1%
Boston Properties, Inc.	54,315	$6,419

Residential REITs—0.2%
AvalonBay Communities, Inc.	43,177	6,139
Equity Residential	119,460	7,526
Essex Property Trust, Inc.	22,030	4,074

		17,739

Retail REITs—0.4%
General Growth Properties, Inc.	184,200	4,340
Kimco Realty Corp.	144,722	3,326
Macerich Co. (The)	50,649	3,381
Simon Property Group, Inc.	110,322	18,344

		29,391

Specialized REITs—0.4%
HCP, Inc.	163,639	6,771
Health Care REIT, Inc.	108,070	6,773
Public Storage	51,643	8,849
Ventas, Inc.	104,778	6,716

		29,109

Telecommunication Services—1.6%
American Tower Corp.	140,073	12,604
AT&T, Inc.	1,406,307	49,727
CenturyLink, Inc.	161,387	5,842
Frontier Communications Corp.	333,281	1,946
Verizon Communications, Inc.	1,128,168	55,201
Windstream Holdings, Inc.	177,078	1,764

		127,084

Utilities—12.8%
AES Corp. (The)	1,232,070	19,159
AGL Resources, Inc.	220,630	12,141
Ameren Corp.	453,250	18,529
American Electric Power Co., Inc.	909,560	50,726
CenterPoint Energy, Inc.	808,670	20,653
CMS Energy Corp.	512,270	15,957
Consolidated Edison, Inc.	546,580	31,559
Dominion Resources, Inc.	1,079,130	77,179
DTE Energy Co.	332,010	25,854
Duke Energy Corp.	1,196,870	88,796
Edison International	606,190	35,226
Entergy Corp.	333,080	27,343
Exelon Corp.	1,592,840	58,107
FirstEnergy Corp.	779,870	27,077

5

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Integrys Energy Group, Inc.	151,000	$10,741
NextEra Energy, Inc.	808,950	82,901
NiSource, Inc.	594,020	23,369
Northeast Utilities	586,600	27,729
NRG Energy, Inc.	626,150	23,293
Pepco Holdings, Inc.	471,940	12,969
PG&E Corp.	866,130	41,592
Pinnacle West Capital Corp.	209,110	12,095
PPL Corp.	1,174,820	41,741
Public Service Enterprise Group, Inc.	939,330	38,315
SCANA Corp.	262,390	14,119
Sempra Energy	424,630	44,463
Southern Co.	1,630,620	73,998
TECO Energy, Inc.	383,350	7,084
Wisconsin Energy Corp.	417,590	19,593
XCEL Energy, Inc.	940,410	30,309

		1,012,617

TOTAL COMMON STOCKS (Identified Cost $6,855,631)		7,948,144

TOTAL LONG TERM INVESTMENTS—100.3% (Identified cost $6,855,631)		7,948,144

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	30,411,331	30,411

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $30,411)		30,411

SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	21,407,855	21,408

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $21,408)		21,408

TOTAL INVESTMENTS—101.0% (Identified Cost $6,907,450)		7,999,963	(1)
Other assets and liabilities, net—(1.0)%		(76,919)

NET ASSETS—100.0%		$7,923,044

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations:

REIT	Real Estate Investment Trust

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,948,144	$7,948,144
Securities Lending Collateral	21,408	21,408
Short-Term Investments	30,411	30,411

Total Investments	$7,999,963	$7,999,963

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%
Real Estate Investment Trusts—96.5%
HEALTH CARE—5.5%
HCP, Inc.	1,118,471	$46,282
Ventas, Inc.	597,261	38,285

		84,567

INDUSTRIAL/OFFICE—27.1%
Industrial—9.7%
DCT Industrial Trust, Inc.	7,135,297	58,581
Eastgroup Properties, Inc.	47,835	3,073
Prologis, Inc.	2,155,425	88,566

		150,220

Mixed—5.2%
Duke Realty Corp.	1,945,200	35,325
Liberty Property Trust	1,196,644	45,388

		80,713

Office—12.2%
Boston Properties, Inc.	477,183	56,393
Douglas Emmett, Inc.	1,274,833	35,976
Highwoods Properties, Inc.	200,442	8,409
Kilroy Realty Corp.	1,039,042	64,712
SL Green Realty Corp.	203,377	22,251

		187,741

		418,674

LODGING/RESORTS—6.9%
Host Hotels & Resorts, Inc.	1,790,772	39,415
LaSalle Hotel Properties	791,547	27,933
Pebblebrook Hotel Trust	1,059,713	39,167

		106,515

RESIDENTIAL—19.0%
Apartments—18.2%
American Campus Communities, Inc.	800,617	30,616
AvalonBay Communities, Inc.	407,090	57,884
Camden Property Trust	658,200	46,831
Equity Residential	1,212,122	76,364
Essex Property Trust, Inc.	379,640	70,199

		281,894

Manufactured Homes—0.8%
Equity Lifestyle Properties, Inc.	269,953	11,921

	SHARES	VALUE
Real Estate Investment Trusts—(continued)

		293,815

RETAIL—28.1%
Regional Malls—20.0%
General Growth Properties, Inc.	3,097,575	$72,979
Macerich Co. (The)	998,275	66,635
Simon Property Group, Inc.	955,191	158,829
Washington Prime Group, Inc.(2)	570,796	10,696

		309,139

Shopping Centers—8.1%
Brixmor Property Group, Inc.	530,005	12,164
DDR Corp.	2,231,616	39,343
Kimco Realty Corp.	1,265,573	29,083
Tanger Factory Outlet Centers	1,303,600	45,587

		126,177

		435,316

SELF STORAGE—9.9%
Extra Space Storage, Inc.	996,662	53,072
Public Storage	580,481	99,466

		152,538

TOTAL COMMON STOCKS (Identified Cost $914,325)		1,491,425

TOTAL LONG TERM INVESTMENTS—96.5% (Identified cost $914,325)		1,491,425

SHORT-TERM INVESTMENTS—3.4%
Money Market Mutual Funds—3.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	52,145,141	52,145

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $52,145)		52,145

TOTAL INVESTMENTS—99.9% (Identified Cost $966,470)		1,543,570	(1)
Other assets and liabilities, net—0.1%		2,072

NET ASSETS—100.0%		$1,545,642

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,491,425	$1,491,425
Short-Term Investments	52,145	52,145

Total Investments	$1,543,570	$1,543,570

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.3%
Non-Agency—0.3%
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	$2,500	$2,580

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,512)		2,580

ASSET-BACKED SECURITIES—0.1%
New Century Home Equity Loan Trust 05-A, A4W 4.812%, 8/25/35(2)	840	875
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(2)(3)	511	497

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,238)		1,372

CORPORATE BONDS—7.2%
Consumer Discretionary—1.4%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835	881
Boyd Gaming Corp. 9.125%, 12/1/18	1,150	1,229
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	1,000	1,067
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	710	690
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	85	88
144A 4.875%, 11/1/20(3)	950	979
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	830	843
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	495	512
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950	1,050
MGM Resorts International 7.625%, 1/15/17	500	566
Numericable Group SA 144A 4.875%, 5/15/19(3)	755	776
ONO Finance II plc 144A 10.875%, 7/15/19(3)	315	346
ServiceMaster Co. 7.000%, 8/15/20	745	796
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,800	1,780
Univision Communications, Inc. 144A 6.875%, 5/15/19(3)	1,135	1,214
Weyerhaeuser Real Estate Co. 144A 4.375%, 6/15/19(3)	505	508
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	1,085	1,118

		14,443

	PAR VALUE		VALUE
Consumer Staples—0.3%
Heinz (H.J.) Co. 4.250%, 10/15/20	$2,170		$2,186
Spectrum Brands Escrow Corp. 6.375%, 11/15/20	715		774

			2,960

Energy—0.5%
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	490		502
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	182		185
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250		1,344
FTS International, Inc. 144A 6.250%, 5/1/22(3)	825		848
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	1,525		1,536
PHI, Inc. 144A 5.250%, 3/15/19(3)	450		460
Venoco, Inc. 8.875%, 2/15/19	710		694

			5,569

Financials—1.3%
AerCap Ireland Capital Ltd. (AerCap Global Aviation Trust) 144A 3.750%, 5/15/19(3)	550		555
Aircastle Ltd.
4.625%, 12/15/18	1,305		1,347
6.250%, 12/1/19	1,190		1,309
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300	BRL	562
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 4.875%, 3/15/19	195		201
Intelsat Jackson Holdings SA 6.625%, 12/15/22	1,230		1,290
iStar Financial, Inc.
4.000%, 11/1/17	1,465		1,476
4.875%, 7/1/18	1,415		1,426
5.000%, 7/1/19	865		869
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105		1,213
Nationstar Mortgage LLC
6.500%, 8/1/18	835		862
6.500%, 7/1/21	1,295		1,301
Navient Corp. (SLM Corp.) 4.875%, 6/17/19	785		809
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(4)	335		355

			13,575

Health Care—0.3%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055		1,109

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	$180	$194
Tenet Healthcare Corp. 144A
5.000%, 3/1/19(3)	415	422
6.000%, 10/1/20	435	473
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)	965	1,042

		3,240

Industrials—0.4%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,051
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	418	426
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	1,070	1,036
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	670	749
United Rentals, Inc. 7.375%, 5/15/20	1,000	1,110

		4,372

Information Technology—1.3%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	560	599
Avaya, Inc. 144A 7.000%, 4/1/19(3)	3,015	3,030
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	95	96
First Data Corp.
144A 8.250%, 1/15/21(3)	1,015	1,117
11.750%, 8/15/21	3,590	4,272
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(4)	1,430	1,469
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	2,050	2,099
Sanmina Corp. 144A 4.375%, 6/1/19(3)	595	596

		13,278

Materials—1.7%
Ardagh Packaging Finance plc
144A 7.375%, 10/15/17(3)	1,200	1,267
144A 6.250%, 1/31/19(3)	400	411
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	3,200	3,288
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	1,499	1,724
144A 5.875%, 3/25/19(3)	815	854
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	750	819

	PAR VALUE	VALUE
Materials—(continued)
Hexion U.S. Finance Corp.
8.875%, 2/1/18	$1,375	$1,433
6.625%, 4/15/20	1,370	1,459
INEOS Group Holdings SA 144A 5.875%, 2/1/19(3)	1,130	1,161
Reynolds Group Issuer, Inc.
9.000%, 4/15/19	1,500	1,596
5.750%, 10/15/20	940	996
United States Steel Corp. 6.875%, 4/1/21	1,235	1,322
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	793

		17,123

TOTAL CORPORATE BONDS (Identified Cost $71,935)		74,560

LOAN AGREEMENTS(2)—97.9%
Consumer Discretionary—28.1%
99 Cents Only Stores Tranche B-2 4.500%, 1/11/19	971	978
Academy Ltd. 4.500%, 8/3/18	1,560	1,567
Acquisitions Cogeco Cable II LP Tranche B, 3.250%, 11/30/19	818	817
Advantage Sales & Marketing, Inc.
First Lien, 4.250%, 12/18/17	4,113	4,121
Second Lien, 8.250%, 6/17/18	570	572
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	590	597
Affinity Gaming LLC 4.250%, 11/9/17	971	974
Allison Transmission Tranche B-3, 3.750%, 8/23/19	1,732	1,738
Bally Technologies, Inc. Tranche B, 4.250%, 11/25/20	2,985	3,001
Bauer Performance Sports Ltd. 4.500%, 4/15/21	2,553	2,560
BJ’s Wholesale Club, Inc.
First Lien, 4.500%, 9/26/19	4,101	4,111
Second Lien, 8.500%, 3/26/20	962	988
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,884	4,905
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(5)	1,971	2,011
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	1,528	1,538
Tranche B-6, 5.402%, 1/28/18	4,822	4,510
Tranche B-7, 9.750%, 1/28/18	2,231	2,205

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 5, 4.402%, 1/28/18	$1,000	$925
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,982	4,014
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	4,540	4,549
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	3,654	3,796
CBS Outdoor Americas Capital LLC 3.000%, 1/31/21	763	761
Cequel Communications LLC 3.500%, 2/14/19	1,707	1,710
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	4,379	4,318
Tranche F, 3.000%, 1/3/21	6,259	6,172
Checkout Holding Corp. Tranche B, First Lien 0.000%, 4/9/21(5)	2,901	2,908
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	3,667	3,684
Tranche B, 3.250%, 12/31/18	2,605	2,601
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	2,560	2,582
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	15,188	15,136
Cooper-Standard Automotive, Inc. 0.000%, 4/4/21(5)	3,783	3,786
CSC Holdings, Inc. Tranche B, 2.650%, 4/17/20	2,806	2,780
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	3,724	3,743
Federal-Mogul Corp. 4.750%, 4/15/21	4,250	4,261
Fitness International LLC 0.000%, 6/24/20(5)	3,069	3,062
Gates Global LLC 0.000%, 6/11/21(5)	2,815	2,809
General Nutrition Center 3.250%, 3/4/19	3,036	3,014
Golden Nugget, Inc.
5.500%, 11/21/19	1,045	1,067
Delayed Draw 5.500%, 11/21/19	448	457
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	838	838
Great Wolf Resorts Tranche B, 4.500%, 8/6/20	2,970	2,983
Harbor Freight Tools 4.750%, 7/26/19	1,478	1,491
Hilton Worldwide Finance LLC 3.500%, 10/26/20	10,355	10,350
Jason, Inc. 0.000%, 5/21/21(5)	1,253	1,259
KAR Auction Services, Inc. Tranche B-2, 3.500%, 3/11/21	2,601	2,601
Lands’ End, Inc. Tranche B, 4.250%, 4/4/21	3,724	3,725

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18(5)	$5,517	$5,407
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	5,267	5,280
Libbey Glass Co. 3.750%, 4/9/21	3,554	3,558
Liberty Cablevision of Puerto Rico LLC
Tranche B, First Lien, 6.000%, 6/9/17	970	978
Second Lien, 0.000%, 6/26/23(5)	236	238
Live Nation Entertainment Tranche B-1, 3.500%, 8/17/20	3,368	3,368
Marina District Finance Co., Inc. 6.750%, 8/15/18	3,358	3,406
MCC LLC (Mediacom Broadband Group)
Tranche H, 3.250%, 1/29/21	1,980	1,966
0.000%, 6/18/21(5)	2,342	2,344
0.000%, 6/30/21(5)	937	940
Media General, Inc. Tranche B, 4.250%, 7/31/20	4,638	4,665
Metaldyne LLC Tranche 2014, 4.250%, 12/18/18	1,463	1,474
MGM Resort International Tranche B 3.500%, 12/20/19	5,799	5,788
Michaels Stores, Inc.
0.000%, 1/28/20(5)	1,833	1,836
Tranche B, 3.750%, 1/28/20	3,960	3,954
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,198	3,257
Neiman Marcus Group 4.250%, 10/25/20	3,980	3,977
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	1,852	1,866
Tranche B-2, 4.500%, 5/21/20	1,605	1,617
Oceania Cruises Tranche B-1, 5.250%, 7/2/20	2,608	2,635
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	910	913
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,985	2,983
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,296	2,356
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	4,825	4,842
PVH Corp. Tranche B 3.250%, 2/13/20	3,066	3,091
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	586	600
Remy International, Inc. Tranche B, 4.250%, 3/5/20	1,970	1,977
Schrader International
0.000%, 4/27/18(5)	913	925
0.000%, 4/27/18(5)	1,062	1,077

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Scientific Games International, Inc. 4.250%, 10/18/20	$1,764	$1,747
SEASAC, Inc. First Lien, 5.000%, 2/7/19	1,037	1,047
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	956	956
Seminole Tribe of Florida 3.000%, 4/29/20	3,508	3,507
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	3,051	3,053
Tranche B, 4.400%, 1/31/17	1,904	1,906
0.000%, 6/25/21(5)	5,870	5,871
Seven Seas Cruises S.R.L. Tranche B-2, 3.750%, 12/21/18	2,262	2,263
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,716	1,776
Smart & Final Bank 0.000%, 11/15/19(5)	1,971	1,979
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,015	1,017
SRAM Corp. First Lien, 4.000%, 4/10/20	2,712	2,693
Station Casinos LLC Tranche B, 4.250%, 3/2/20	3,174	3,187
TI Group Auto Systems LLC 5.500%, 3/28/19	1,564	1,568
Tower Automotive Holding 4.000%, 4/23/20	2,436	2,433
Transtar Holding Co.
First Lien, 5.750%, 10/9/18	1,429	1,430
Second Lien, 10.000%, 10/9/19	460	458
Tribune Co. 4.000%, 12/27/20	7,388	7,413
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	3,524	3,499
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	2,930	2,943
UCI International, Inc. (United Components) 5.500%, 7/26/17	1,230	1,236
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,453	4,455
4.000%, 3/1/20	5,166	5,172
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	3,847	3,840
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	2,083	2,092
Ziggo B.V.
Tranche B-2, 0.000%, 1/15/22(5)	901	892
Tranche B-3, 0.000%, 1/15/22(5)	1,482	1,467
Tranche B-1 3.250%, 1/15/22	1,398	1,384

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Zuffa LLC Initial Term 3.750%, 2/25/20	$3,656	$3,667

		290,844

Consumer Staples—4.9%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,074	1,076
Second Lien, 9.500%, 10/10/17	1,035	1,005
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	4,446	4,421
Tranche F, 3.250%, 2/24/21	996	990
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	2,998	2,998
Second Lien, 8.750%, 12/21/20	520	517
Darling International, Inc. Tranche B, 3.250%, 1/6/21	777	778
Del Monte Corp.
Big Heart Pet Brands 3.500%, 3/9/20	2,958	2,939
First Lien, 4.250%, 2/18/21	958	954
Dole Food Co., Inc. Tranche B, 4.500%, 11/1/18	1,977	1,983
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	14,161	14,283
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	4,037	4,193
Reynolds Group Holdings, Inc. 4.000%, 11/30/18	2,022	2,028
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	5,940	5,942
Tranche 1, Second Lien, 5.750%, 8/21/20	101	103
Tranche 2, 4.875%, 6/21/21	1,417	1,437
Shearer’s Foods 0.000%, 6/30/21(5)	1,875	1,882
Shearer’s Foods LLC 0.000%, 6/17/22(5)	1,500	1,517
Spectrum Brands, Inc. Tranche C, 3.500%, 9/4/19	1,985	1,989

		51,035

Energy—3.2%
Azure Midstream 6.500%, 11/15/18	2,344	2,369
Chief Exploration & Development LLC 0.000%, 5/16/21(5)	2,739	2,807
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	197	201
Fieldwood Energy LLC
3.875%, 9/28/18	858	861
Second Lien, 8.375%, 9/30/20	2,613	2,699
FTS International, Inc. 5.750%, 4/16/21	1,572	1,594
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	1,885	1,905

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
MEG Energy Corp. 3.750%, 3/31/20	$3,449	$3,459
NGPL Pipeco LLC 6.750%, 9/15/17	1,049	1,052
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	1,745	1,709
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,316
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 0.000%, 2/21/21(5)	10,375	10,334
Templar Energy LLC Second Lien, 8.000%, 11/25/20	3,000	2,985

		33,291

Financials—7.1%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	3,253	3,259
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	3,200	3,224
4.250%, 7/8/20	1,485	1,486
Second Lien, 8.500%, 3/3/21	2,170	2,255
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,528	1,535
Second Lien, 6.000%, 4/30/20	1,185	1,214
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	999	993
Delos Finance S.A R.L. 3.500%, 3/6/21	3,301	3,305
GEO Group, Inc. (The) 3.250%, 4/3/20	3,960	3,969
Guggenheim Partners LLC 5.500%, 7/22/20	2,978	2,992
Home Loan Servicing Solutions Ltd. 4.500%, 6/26/20	3,960	3,990
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	417	432
National Financial Partners Tranche B, 5.250%, 7/1/20	3,443	3,468
Nuveen Investments, Inc.
Tranche B, First Lien 4.150%, 5/13/17	2,925	2,934
Tranche B, Second Lien, 6.500%, 2/28/19	4,292	4,341
Ocean Rig 0.000%, 3/31/21(5)	2,978	3,031
Realogy Corp.
Extended LOC, 0.000%, 10/10/16(5)	315	315
Tranche B, 3.750%, 3/5/20	7,471	7,480
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	1,297	1,300
Sam Finance LUX S.a.r.l 0.000%, 12/17/20(5)	2,867	2,879
Starwood Property Trust, Inc. 3.500%, 4/17/20	6,346	6,319
Trans Union LLC 4.000%, 4/9/21	5,280	5,290

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	$7,110	$7,041

		73,052

Health Care—13.2%
Accellent, Inc. First Lien, 4.500%, 3/12/21	3,305	3,299
Akorn, Inc. Tranche B, 4.500%, 4/16/21	6,250	6,281
Alere, Inc. (IM US Holdings LLC) Tranche B, 5.500%, 6/30/17	2,604	2,615
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	2,510	2,515
Second Lien, 8.500%, 3/20/20	1,860	1,868
Amneal Pharmaceuticals LLC Tranche B, 5.750%, 11/1/19	2,481	2,499
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	794	800
Second Lien, 11.000%, 1/2/19	268	270
BSN Medical GmbH & Co. KG Tranche B-1B 4.000%, 8/28/19	1,979	1,984
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	4,273	4,272
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	2,092	2,105
Community Health Systems, Inc. (CHS)
3.478%, 1/25/17	889	892
Tranche D, 4.250%, 1/27/21	3,740	3,765
ConvaTec, Inc. 4.000%, 12/22/16	1,531	1,535
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	1,357	1,373
Curo Health Services LLC first Lien, 5.750%, 6/8/20	952	944
Davita Healthcare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,155	3,173
Drumm Investors LLC (Golden Living) 6.750%, 5/4/18	1,503	1,510
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	3,048	3,058
Endo Luxembourg Finance S.a.r.l Tranche B, 3.250%, 3/1/21	923	923
Envision Healthcare Corp. (aka Emergency Medical Services Corp.) 4.000%, 5/25/18	3,693	3,707
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	3,662	3,665
Grifols, Inc. Tranche B, 3.150%, 2/27/21	5,341	5,341
Healogics, Inc. 0.000%, 6/9/21(5)	1,407	1,412

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Hologic, Inc. Tranche B 3.250%, 8/1/19	$2,691	$2,692
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,997	2,007
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	5,345	5,323
INC Research LLC 4.250%, 7/12/18	2,392	2,395
InVentiv Health, Inc. 7.500%, 8/4/16	1,177	1,185
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	940	941
Tranche E-1, 4.000%, 5/4/18	579	580
Mallinckrodt Pharmaceuticals Tranche B, 3.500%, 3/19/21	2,782	2,786
Medpace Holdings, Inc. 5.000%, 4/1/21	3,550	3,566
MMM Holdings, Inc. 9.750%, 12/12/17	426	430
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	310	312
Multiplan, Inc. Tranche B-1, 0.000%, 3/31/21(5)	3,685	3,679
National Mentor Holdings, Inc. Tranche B, 4.750%, 1/31/21	753	759
National Surgical Hospitals, Inc. 0.000%, 7/11/19(5)	1,407	1,413
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,788
Ortho-Clinical Diagnostics, Inc. 0.000%, 6/30/21(5)	1,882	1,899
Par Pharmaceutical Tranche B-2, 4.000%, 9/30/19	1,745	1,745
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,970	1,978
PharMEDium Healthcare Corp.
First Lien, 4.250%, 1/28/21	3,696	3,699
Second Lien, 7.750%, 1/28/22	540	547
PRA Holdings, Inc. 4.500%, 9/23/20	2,978	2,968
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	4,561	4,568
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	3,012	3,014
Rexam Healthcare LLC (Devix) 0.000%, 5/3/21(5)	1,886	1,893
Salix Pharmaceuticals Ltd. First Lien, 4.250%, 1/2/20	2,496	2,518
Sheridan Holdings, Inc.
First Lien, 4.500%, 6/29/18	4,027	4,033
Second Lien, 8.250%, 12/20/21	1,800	1,845
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	1,277	1,277
Second Lien, 9.750%, 4/11/20	1,800	1,836
Surgical Care Affiliates LLC Tranche C, 4.000%, 6/29/18	3,439	3,439
United Surgical Partners Tranche B 4.750%, 4/3/19	2,084	2,102

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc.
Series D2, Tranche B, 3.750%, 2/13/19	$2,486	$2,490
Series C2, Tranche B 3.750%, 12/11/19	3	3
3.750%, 8/5/20	4,586	4,589

		137,105

Industrials—13.0%
Acosta, Inc. Tranche B, 4.250%, 3/2/18	3,927	3,950
Air Canada 5.500%, 9/26/19	4,265	4,366
Alixpartners, LLP First Lien, 4.000%, 7/10/20	2,963	2,965
Allegion Tranche B, 3.000%, 9/25/20	2,985	2,991
Alliance Laundry Systems LLC
First Lien, 4.250%, 12/10/18	2,751	2,770
Second Lien, 9.500%, 12/10/19	110	112
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	4,795	4,812
Alllied Security Holdings LLC
First Lien, 3.250%, 2/12/21	496	495
First Lien, 4.250%, 2/12/21	1,394	1,402
Second Lien, 3.500%, 8/13/21	259	261
Second Lien, 8.000%, 8/13/21	688	686
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	7,579	7,604
AWAS Finance Luxembourg SA 3.500%, 7/16/18	1,024	1,027
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	3,143	3,163
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	3,869	3,837
Brock Holdings Ill, Inc.
First Lien, 6.000%, 3/16/17	809	811
Second Lien, 10.000%, 3/16/18	450	455
Ceridian Corp. 0.000%, 8/14/15(5)	4,659	4,675
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	379	387
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	2,677	2,697
CPI International ,Inc. 4.250%, 4/7/21	3,787	3,805
Doncasters Group Ltd. 4.500%, 4/9/20	3,139	3,156
DynCorp International, Inc. 6.250%, 7/7/16	657	660
Filtration Group Corp.
First Lien, 4.500%, 11/20/20	1,145	1,156
Second Lien, 8.250%, 11/22/21	2,075	2,128

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Grede Holdings LLC 6.000%, 6/2/21	$942	$948
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	2,182	2,223
Tranche B-4, 6.000%, 8/4/19	1,296	1,321
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	3,249	3,256
HHI Holdings LLC 0.000%, 10/5/18(5)	939	948
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	3,304	3,315
International Equipment Solutions Global B.V. 6.750%, 8/16/19	3,011	3,052
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..)
0.000%, 10/25/19(5)	937	940
0.000%, 10/26/20(5)	970	980
Mcjunkin Red Man Corp. 5.000%, 11/8/19	1,548	1,560
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,347
Nortek, Inc. 3.750%, 10/30/20	3,979	3,991
OPE USIC Holdings, Inc. 0.000%, 7/10/20(5)	4,038	4,012
Ply Gem Industries, Inc. 4.000%, 2/1/21	937	932
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	3,970	3,981
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,963	4,966
Sedgwick, Inc. First Lien, 3.750%, 3/1/21	7,880	7,775
Southwire Co. 4.750%, 2/10/21	1,303	1,303
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	5,935	5,953
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	3,896	3,891
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	7,944	7,930
Tranche D, 3.750%, 6/4/21	2,675	2,667
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	2,979	2,982
Utex Industries, Inc. 5.000%, 5/21/21	1,595	1,617
Wencor Group 0.000%, 6/19/21(5)	1,875	1,886
WireCo Worldgroup, Inc. 6.000%, 2/15/17	438	441

		134,588

Information Technology—13.7%
Active Network, Inc. (Lanyon Solutions, Inc. First Lien, 0.000%, 11/13/20(5)	2,901	2,892
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	8,951	8,969
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,963	4,975
Second Lien, 8.000%, 7/19/21	789	798
Applied Systems, Inc.

	PAR VALUE	VALUE
Information Technology—(continued)
4.250%, 1/25/21	$593	$596
Second Lien, 7.500%, 1/24/22	207	212
Avago Technologies 3.750%, 5/6/21	6,557	6,585
Blue Coat Systems, Inc.
4.000%, 5/31/19	2,995	3,002
Second Lien, 9.500%, 6/26/20	3,154	3,212
CCC Information Services 4.000%, 12/20/19	2,664	2,662
CDW LLC 3.250%, 4/29/20	8,257	8,182
Custom Sensors & Technologies 0.000%, 6/18/21(5)	609	614
Deltek, Inc.
First Lien, 4.500%, 10/10/18	2,302	2,320
Second Lien, 10.000%, 10/10/19(5)	2,629	2,690
Electronic Funds Source LLC 0.000%, 5/28/21(5)	4,235	4,285
Epicor Software Corp. Tranche B-2, 4.000%, 5/16/18	2,872	2,880
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	3,684	3,719
First Data Corp.
Tranche 2018, 4.154%, 3/23/18	6,100	6,118
Tranche 2021, 4.154%, 3/24/21	4,381	4,394
Freescale Semiconductor, Inc. Tranche B-4, 5.000%, 1/15/21	1,985	1,997
Genpact Ltd. 3.500%, 8/30/19	1,227	1,234
Go Daddy Operating Co. LLC 4.750%, 5/13/21	4,572	4,558
Infor (U.S.), Inc.
Tranche B-5, 3.750%, 6/3/20	3,623	3,604
Tranche B-3, 3.750%, 6/3/20	4,495	4,469
Information Resources, Inc. (Symphonyiri Group, Inc.) 5.000%, 9/30/20	1,114	1,124
Interactive Data Corp. 4.750%, 5/2/21	4,211	4,253
ION Trading Technologies S.a.r.l 4.250%, 6/10/21	1,127	1,134
IPC Systems, Inc. First Lien, 6.000%, 11/8/20(5)	1,912	1,920
Ipreo Holdings LLC Tranche B-4, 5.000%, 8/7/17	1,217	1,217
Kronos, Inc.
First Lien, 4.500%, 10/30/19	568	573
Second Lien, 9.750%, 4/30/20	4,320	4,509
Mitchell International, Inc.
4.500%, 10/13/20	3,194	3,213
Second Lien, 8.500%, 10/11/21	2,524	2,583
Moneygram International, Inc. 4.250%, 3/27/20	949	938
Novell, Inc. (Attachmate Corp.) First Lien, 0.000%, 11/22/17(5)	985	995

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Oberthur Technologies of America Corp. 4.500%, 10/18/19	$2,985	$3,006
Presidio, Inc. 5.000%, 3/31/17	2,124	2,138
Rovi Solutions Corp. 0.000%, 6/30/21(5)	973	975
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	2,229	2,233
Second Lien, 11.250%, 12/21/19	3,333	3,370
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	493	501
SkillSoft Corp.
0.000%, 4/28/21(5)	3,800	3,806
0.000%, 4/28/22(5)	2,515	2,501
Sophia LP Tranche B-1, 4.000%, 7/19/18	2,891	2,897
Spansion LLC 3.750%, 12/19/19	3,316	3,330
SRA International, Inc. 6.500%, 7/20/18	1,157	1,163
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	4,068	4,049
Vantiv LLC (Fifth Third Processing Solutions LLC) Tranche B, 3.750%, 6/13/21	857	866
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	2,103	2,103
Wall Street Systems, Inc. 4.500%, 4/30/21	928	931

		141,295

Materials—6.4%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,955	5,947
Anchor Glass Container Corp. 0.000%, 5/16/21(5)	6,400	6,427
Ardagh Packaging Finance plc 4.000%, 12/17/19	876	879
Ardagh Packaging Finance plc 4.250%, 12/17/19	1,854	1,863
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	573	576
AZ Chem US, Inc. 7.500%, 6/11/21(5)	1,730	1,748
Berlin Packaging, Inc. First Lien, 4.750%, 4/2/19	2,475	2,496
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,590	4,558
Tranche E, 3.750%, 1/6/21	2,029	2,025
CEMEX Espana S.A. Tranche A-1, 4.652%, 2/14/17	894	894
Distribution International, Inc. 7.500%, 7/16/19(6)	1,980	1,985
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	1,916	1,924
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	1,075	1,087

	PAR VALUE	VALUE
Materials—(continued)
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	$4,972	$4,981
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	646
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	1,675	1,678
Huntsman International LLC 0.000%, 10/15/20(5)	4,000	4,008
Ineos Group Holdings, Inc. 3.750%, 5/4/18	9,114	9,105
Minerals Technologies, Inc. 4.000%, 5/7/21	3,772	3,797
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,258	2,179
Pro Mach, Inc. 4.500%, 7/6/17	1,429	1,438
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,350	1,358
W.R. Grace & Co.
Delayed Draw, 1.000%, 2/3/21	1,247	1,247
3.000%, 2/3/21	3,484	3,482

		66,328

Telecommunication Services—4.6%
Cincinnati Bell, Inc. Tranche B, 4.000%, 9/10/20	3,226	3,231
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	2,664	2,667
Global Tel*Link Corp.
First Lien, 5.000%, 5/22/20	1,847	1,842
Second Lien, 9.000%, 11/23/20	660	658
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	1,975	1,989
Integra Telecom Holdings, Inc.
Tranche B, 5.250%, 2/22/19	1,178	1,187
Second Lien, 9.750%, 2/21/20	449	459
Intelsat Jackson Holdings S A. Tranche B-2, 3.750%, 6/30/19	2,838	2,847
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,886
Tranche B, 4.000%, 1/15/20	3,388	3,396
LTS Buyer LLC Tranche B First Lien, 4.000%, 4/13/20	1,980	1,979
SBA Communications Tranche B-1A, 3.250%, 3/24/21	3,786	3,770
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	685	696
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) First Lien, 4.750%, 4/30/20	2,382	2,395

8

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Telesat Canada, Inc. Tranche B-2, 3.500%, 3/28/19	$3,744	$3,744
West Corp. Tranche B-10, 3.250%, 6/30/18	2,507	2,496
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,220	3,220
XO Communications LLC 4.250%, 3/20/21	4,723	4,758
Zayo Group LLC 0.000%, 7/2/19(5)	2,671	2,678

		47,898

Utilities—3.7%
Atlantic Power LP 4.750%, 2/24/21	1,187	1,202
Calpine Construction Finance Co. LP
4.000%, 4/1/18	1,935	1,944
Tranche B-1, 3.000%, 5/3/20	5,112	5,028
Tranche B-2, 3.250%, 1/31/22	3,867	3,838
Energy Future Holdings 4.250%, 6/19/16	2,000	2,014
ExGen Renewables I LLC 5.250%, 2/6/21	1,059	1,082
InterGen N.V. 5.500%, 6/15/20	2,663	2,687
NRG Energy, Inc. 2.750%, 7/1/18	5,361	5,357
Raven Power Finance 6.500%, 12/19/20	2,050	2,057
Sapphire Power Tranche B, 7.250%, 7/10/18	1,980	2,000
Texas Competitive Electric Holdings Co. LLC
1.500%, 5/5/16(7)	2,449	2,466
3.750%, 5/5/16(7)	3,172	3,194
2017 Extended, 4.625%, 10/10/17(7)	6,006	4,930

		37,799

TOTAL LOAN AGREEMENTS (Identified Cost $1,007,307)		1,013,235

TOTAL LONG TERM INVESTMENTS—105.5% (Identified cost $1,082,992)		1,091,747

TOTAL INVESTMENTS—105.5% (Identified Cost $1,082,992)		1,091,747	(1)
Other assets and liabilities, net—(5.5)%		(56,613)

NET ASSETS—100.0%		$1,035,134

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $41,840 or 4.0% of net assets.

(4)	100% of the income received was in cash.
(5)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(6)	Illiquid security.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real

9

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Canada	2
Luxembourg	2
Netherlands	1
Singapore	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of June 30, 2014

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,372	$1,372
Corporate Bonds	74,560	74,560
Loan Agreements	1,013,235	1,013,235
Mortgage-Backed Securities	2,580	2,580

Total Investments	$1,091,747	$1,091,747

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Common Stocks
Balance as of September 30, 2013:	$793	$793	$—	(c)
Accrued discount/(premium)	—	—	—
Realized gain (loss)	15	15	—
Change in unrealized appreciation (depreciation)	6	6	—
Purchases	—	—
Sales(b)	(814)	(814)	—
Transfers into Level 3 (a)	—	—	—
Transfers from Level 3 (a)	—	—	—

Balance as of June 30, 2014:	$—	$—	$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security priced at zero $0.

The accompanying notes are an integral part of the financial statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—36.0%
Amazon.com, Inc.(2)	2,405	$781
AMC Networks, Inc. Class A(2)	12,984	798
American Eagle Outfitters, Inc.	67,703	760
Apollo Group, Inc. Class A(2)	26,547	830
AutoNation, Inc.(2)	13,315	795
Buckle, Inc. (The)	17,258	766
Cabela’s, Inc.(2)	13,204	824
Cablevision Systems Corp. Class A	45,169	797
Carnival Corp.	19,983	752
CBS Corp. Class B	13,344	829
Choice Hotels International, Inc.	16,767	790
Columbia Sportswear Co.	9,376	775
Comcast Corp. Class A	15,019	806
Dick’s Sporting Goods, Inc.	17,583	819
Dillard’s, Inc. Class A	6,740	786
Discovery Communications, Inc. Class A(2)	10,569	785
DISH Network Corp. Class A(2)	12,595	820
DSW, Inc. Class A	28,106	785
Expedia, Inc.	10,114	797
Family Dollar Stores, Inc.	11,498	760
Federal-Mogul Corp.(2)	38,880	787
Fossil Group, Inc.(2)	7,484	782
Gap, Inc. (The)	18,825	783
Garmin Ltd.	13,101	798
Horton (D.R.), Inc.	33,344	820
Host Hotels & Resorts, Inc.	35,258	776
Hyatt Hotels Corp. Class A(2)	12,977	791
International Speedway Corp. Class A	24,321	809
L Brands, Inc.	13,557	795
Lands’ End, Inc.(2)(3)	23,622	793
Las Vegas Sands Corp.	10,482	799
Lennar Corp. Class A	19,431	816
Liberty Global plc Class A	19,310	817
Liberty Interactive Corp. Class A(2)	27,187	798
Liberty Media Corp. Class A(2)	5,889	805
Liberty Ventures Class A(2)	11,081	818
Madison Square Garden Co. (The)(2)	13,030	814
Marriott International, Inc.	12,345	791
Marriott Vacations Worldwide Corp.(2)	13,657	801
MGM Resorts International(2)	30,686	810
Mohawk Industries, Inc.(2)	5,897	816
Morningstar, Inc.	10,905	783

	SHARES	VALUE
Consumer Discretionary—(continued)
News Corp. Class A(2)	45,279	$812
NIKE, Inc. Class B	10,440	810
Nordstrom, Inc.	11,635	790
Papa John’s International, Inc.	18,566	787
Penske Automotive Group, Inc.	16,498	817
Ralph Lauren Corp.	5,044	811
Sears Holdings Corp.(2)(3)	19,803	791
Sears Hometown and Outlet Stores, Inc.(2)	36,026	773
Starbucks Corp.	10,269	795
Starz - Liberty Capital Class A(2)	26,771	797
Tesla Motors, Inc.(2)	3,321	797
Twenty-First Century Fox, Inc. Class A	22,945	806
Under Armour, Inc. Class A(2)	13,460	801
Urban Outfitters, Inc.(2)	23,163	784
Viacom, Inc. Class B	9,225	800
Wendy’s Co. (The)	91,541	781
Wynn Resorts Ltd.	3,914	812

		47,021

Consumer Staples—4.8%
Boston Beer Co., Inc. (The) Class A(2)	3,541	791
Brown-Forman Corp. Class B	8,249	777
Estee Lauder Cos., Inc. (The) Class A	10,526	782
Harbinger Group, Inc.(2)	60,053	763
Lancaster Colony Corp.	8,372	797
Monster Beverage Corp.(2)	10,744	763
PriceSmart, Inc.	9,005	784
Tootsie Roll Industries, Inc.	27,426	807

		6,264

Energy—6.6%
Chesapeake Energy Corp.	25,134	781
Continental Resources, Inc.(2)	5,017	793
CVR Energy, Inc.(3)	15,556	750
Exterran Holdings, Inc.	17,422	784
Halcon Resources Corp(2)	112,793	822
Hess Corp.	8,003	791
RPC, Inc.	33,634	790
Talisman Energy, Inc.	72,946	773
Transocean Ltd.(3)	17,135	772
W&T Offshore, Inc.	47,880	784
Western Refining, Inc.	18,856	708

		8,548

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—15.6%
Altisource Portfolio Solutions SA	6,689	$766
American Financial Group, Inc.	13,236	788
Amtrust Financial Services, Inc.	18,447	771
Berkley (W.R.) Corp.	17,120	793
Berkshire Hathaway, Inc. Class B(2)	6,217	787
BOK Financial Corp.	12,057	803
Brown & Brown, Inc.	25,686	789
Charles Schwab Corp. (The)	28,860	777
CommonWealth REIT	28,501	750
Credit Acceptance Corp.(2)	6,340	781
Erie Indemnity Co. Class A	10,433	785
First Citizens BancShares, Inc. Class A	3,128	766
Franklin Resources, Inc.	13,554	784
Gaming and Leisure Properties, Inc.	23,827	809
Greenlight Capital Re Ltd. Class A	23,609	778
Hilltop Holdings, Inc.(2)	37,397	795
Howard Hughes Corp. (The)(2)	5,270	832
Leucadia National Corp.	29,730	780
Loews Corp.	18,057	795
Mercury General Corp.	16,854	793
Ocwen Financial Corp.(2)	20,497	760
Raymond James Financial, Inc.	15,493	786
Taubman Centers, Inc.	10,509	797
Vornado Realty Trust	7,406	790
Washington Prime Group, Inc.(2)	40,807	765
Wisdomtree Investments Inc(2)	64,257	794

		20,414

Health Care—5.5%
Akorn, Inc.(2)	26,464	880
Bruker Corp.(2)	32,993	801
Cerner Corp.(2)	15,237	786
Halozyme Therapeutics, Inc.(2)	77,159	762
Hologic, Inc.(2)	30,951	785
MannKind Corp.(2)(3)	73,350	806
Opko Health, Inc.(2)(3)	86,880	768
Pharmacyclics, Inc.(2)	8,783	788
Teva Pharmaceutical Industries Ltd.	14,965	784

		7,160

Industrials—10.3%
Air Lease Corp.	20,034	773
American Railcar Industries, Inc.	11,512	780
Cintas Corp.	12,461	792

	SHARES	VALUE
Industrials—(continued)
Colfax Corp.(2)	10,525	$785
Covanta Holding Corp.	39,113	806
Danaher Corp.	9,801	772
FedEx Corp.	5,284	800
Grainger (W.W.), Inc.	3,031	771
Heartland Express, Inc.	36,385	776
Illinois Tool Works, Inc.	8,870	777
MasTec, Inc.(2)	25,483	785
MSC Industrial Direct Co., Inc. Class A	8,374	801
Navistar International Corp.(2)	20,957	786
Rollins, Inc.	26,148	784
Timken Co. (The)	11,664	791
Werner Enterprises, Inc.	29,953	794
XPO Logistics, Inc.(2)	28,840	825

		13,398

Information Technology—13.9%
Amkor Technology, Inc.(2)	70,810	792
Anixter International, Inc.	7,904	791
Broadcom Corp. Class A	20,798	772
eBay, Inc.(2)	15,956	799
EchoStar Corp. Class A(2)	15,030	796
Google, Inc. Class C(2)	1,395	802
IAC/InterActiveCorp.	11,346	785
Intuit, Inc.	9,883	796
Marvell Technology Group Ltd.	53,484	766
Mentor Graphics Corp.	36,209	781
National Instruments Corp.	24,811	804
Nuance Communications, Inc.(2)	40,367	758
Oracle Corp.	19,161	777
Paychex, Inc.	18,940	787
Pegasystems, Inc.	37,028	782
QUALCOMM, Inc.	9,913	785
Rackspace Hosting, Inc.(2)	21,208	714
RealPage, Inc.(2)	35,732	803
Salesforce.com, Inc.(2)	13,569	788
SS&C Technologies Holdings, Inc.(2)	17,667	781
Syntel Co.(2)	9,379	806
TeleTech Holdings, Inc.(2)	28,239	819
Yahoo!, Inc.(2)	23,426	823

		18,107

Materials—4.8%
Airgas, Inc.	7,255	790

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Huntsman Corp.	28,482	$800
LyondellBasell Industries N.V. Class A	7,818	763
NewMarket Corp.	2,027	795
Novagold Resources, Inc.(2)	184,611	777
Scotts Miracle-Gro Co. (The) Class A	13,763	783
Silgan Holdings, Inc.	15,740	800
Westlake Chemical Corp.	9,306	780

		6,288

Office REIT—0.6%
Boston Properties, Inc.	6,655	786

Residential REITs—1.2%
Equity Lifestyle Properties, Inc.	17,543	775
Equity Residential	12,719	801

		1,576

Retail REIT—0.6%
Simon Property Group, Inc.	4,726	786

TOTAL COMMON STOCKS (Identified Cost $117,111)		130,348

TOTAL LONG TERM INVESTMENTS—99.9% (Identified cost $117,111)		130,348

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	977,894	978

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $978)		978

SECURITIES LENDING COLLATERAL—3.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	4,589,859	4,590

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $4,590)		4,590

TOTAL INVESTMENTS—104.1% (Identified Cost $122,679)		135,916	(1)
Other assets and liabilities, net—(4.1)%		(5,329)

NET ASSETS—100.0%		$130,587

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$130,348	$130,348
Securities Lending Collateral	4,590	4,590
Short-Term Investments	978	978

Total Investments	$135,916	$135,916

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The accompanying notes are an integral part of the financial statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 31 Funds (each a “Fund”), in the preparation of the Schedules of Investments.The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices For similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non - U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non - U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these non - U.S. markets. In such cases the Fund fair values non - U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non - U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non - U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

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NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (CONTINUED) (UNAUDITED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and is generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in close-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 pm Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity.

Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

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NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (CONTINUED) (UNAUDITED)

Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2014, the following Funds had securities on loan (reported in thousands):

Fund	Market value	Collateral
AlphaSector® Rotation Fund	$2,421	$2,453
Foreign Opportunities Fund	72,936	76,299
Global Opportunities Fund	1,423	1,479
Premium AlphaSector® Fund	21,132	21,408
Wealth Masters Fund	4,624	4,590

D. SHORT SALES

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (CONTINUED) (UNAUDITED)

securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector® Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such within each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2014, the Funds did hold any securities that were both illiquid and restricted.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (CONTINUED) (UNAUDITED)

At June 30, 2014, the Funds did not hold any securities that are both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At June 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the f were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSector® Fund	$736,550	$61,314	$(694)	$60,620
AlphaSector® Rotation Fund	760,282	138,189	(1,597)	136,592
Alternatives Diversifier Fund	163,136	23,782	(24,362)	(580)
Bond Fund	77,805	2,832	(776)	2,056
CA Tax-Exempt Bond	30,527	2,500	(295)	2,205
Disciplined Equity Style Fund	2,122	10	—	10
Disciplined Select Bond Fund	1,051	9	—	9
Disciplined Select Country Fund	1,336	147	—	147
Dynamic AlphaSector® Fund (Long positions)	3,246,793	374,463	(9,101)	365,362
Dynamic AlphaSector® Fund (Short positions)	(149,144)	—	(7,261)	(7,261)
Emerging Markets Debt Fund	33,141	846	(805)	41
Emerging Markets Equity Income Fund	78,711	6,306	(1,991)	4,315
Emerging Markets Small-Cap Fund	3,642	307	(177)	130
Foreign Opportunities Fund	1,569,795	480,109	(15,049)	465,060
Global Commodities Stock Fund	21,407	3,927	(446)	3,481
Global Dividend Fund	112,909	36,492	(1,342)	35,150
Global Opportunities Fund	94,412	31,165	(1,075)	30,090
Global Premium AlphaSector® Fund	214,041	22,753	(343)	22,410
Global Real Estate Securities Fund	44,172	7,575	(181)	7,394
Greater European Opportunities Fund	15,932	3,531	(106)	3,425
Herzfeld Fund	18,182	1,147	(63)	1,084
High Yield Fund	84,470	3,824	(247)	3,577
International Equity Fund	9,435	952	(111)	841
International Real Estate Securities Fund	41,379	7,441	(247)	7,194
International Small-Cap Fund	48,839	6,064	(952)	5,112
Low Volatility Equity Fund
Investments	1,844	292	—	292
Written Options	(1)	1	—	1
Multi-Sector Intermediate Fund	353,821	14,755	(4,174)	10,581
Multi-Sector Short Term Bond Fund	8,753,169	241,715	(47,541)	194,174
Premium AlphaSector® Fund	7,006,234	1,019,563	(25,834)	993,729
Real Estate Securities Fund	996,719	551,315	(4,464)	546,851
Senior Floating Rate Fund	1,083,023	10,470	(1,746)	8,724
Wealth Masters Fund	125,218	12,611	(1,913)	10,698

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (CONTINUED) (UNAUDITED)

NOTE 4—SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/25/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	08/25/14

* Print the name and title of each signing officer under his or her signature.